UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS Multi-Strategy Alternatives Fund	AXS Adaptive Plus Fund
(Investor Class: KCMTX)	(Class I: AXSPX)
(Class I: KCMIX)
AXS Income Opportunities Fund
AXS Sustainable Income Fund	(Class A: OIOAX)
(Class I: AXSKX)	(Class D: OIODX)
(Class I: OIOIX)
AXS FTSE Venture Capital Return Tracker Fund (Formerly, AXS Thomson Reuters Venture Capital Return Tracker Fund)
(Class A: LDVAX)	AXS Dynamic Opportunity Fund
(Class C: LDVCX)	(Class A: ADOAX)
(Class I: LDVIX)	(Class I: ADOIX)

AXS Merger Fund	AXS Tactical Income Fund
(Investor Class: GAKAX)	(Class A: TINAX)
(Class I: GAKIX)	(Class I: TINIX)

AXS Alternative Value Fund	AXS Chesapeake Strategy Fund
(Investor Class: COGLX)	(Class A: ECHAX)
(Class I: COGVX)	(Class C: ECHCX)
(Class I: EQCHX)
AXS Market Neutral Fund
(Investor Class: COGMX)
(Class I: COGIX)

SEMI-ANNUAL REPORT

MARCH 31, 2024

AXS Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Consolidated Schedule of Investments	52
Statements of Assets and Liabilities	55
Consolidated Statements of Assets and Liabilities	61
Statements of Operations	62
Consolidated Statement of Operations	65
Statements of Changes in Net Assets	66
Consolidated Statements of Changes in Net Assets	76
Statement of Cash Flows	77
Financial Highlights	80
Consolidated Financial Highlights	100
Notes to Financial Statements	103
Notes to Consolidated Financial Statements	136
Supplemental Information	149
Expense Examples	162

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS Funds. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 67.8% AEROSPACE/DEFENSE — 4.0%
1,100	Curtiss-Wright Corp.	$281,534
1,485	Howmet Aerospace, Inc.	101,619
175	Lockheed Martin Corp.	79,602
135	TransDigm Group, Inc.	166,266
		629,021
	AGRICULTURE — 0.6%
2,255	Altria Group, Inc.	98,363
	AUTO MANUFACTURERS — 3.3%
730	Cummins, Inc.	215,095
1,680	Tesla, Inc.*	295,327
		510,422
	AUTO PARTS & EQUIPMENT — 3.1%
7,970	BorgWarner, Inc.	276,878
2,235	Dorman Products, Inc.*	215,432
		492,310
	BANKS — 0.9%
4,020	OFG Bancorp[1]	147,976
	BIOTECHNOLOGY — 3.3%
2,895	Gilead Sciences, Inc.	212,059
5,470	Incyte Corp.*	311,626
		523,685
	BUILDING MATERIALS — 1.4%
11,645	Masterbrand, Inc.	218,227
	CHEMICALS — 1.4%
2,805	Minerals Technologies, Inc.	211,160
	COAL — 1.3%
18,530	SunCoke Energy, Inc.	208,833
	COMMERCIAL SERVICES — 5.3%
4,685	Adtalem Global Education, Inc.*	240,809
385	Automatic Data Processing, Inc.	96,150
875	CorVel Corp.	230,090
14,690	Perdoceo Education Corp.	257,956
		825,005
	COMPUTERS — 3.7%
1,190	Apple, Inc.	204,061

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued) COMPUTERS (Continued)
580	Science Applications International Corp.	$75,626
4,365	Western Digital Corp.*	297,868
		577,555
	DISTRIBUTION/WHOLESALE — 0.3%
915	Copart, Inc.*	52,997
	DIVERSIFIED FINANCIAL SERVICES — 3.4%
2,215	Radian Group, Inc.	74,136
3,645	StoneX Group, Inc.*	256,098
825	Virtus Investment Partners, Inc.	204,583
		534,817
	ELECTRONICS — 2.5%
6,510	Benchmark Electronics, Inc.	195,365
1,285	Garmin Ltd.[1]	191,298
		386,663
	ENGINEERING & CONSTRUCTION — 1.3%
655	Comfort Systems USA, Inc.	208,100
	ENTERTAINMENT — 1.3%
2,045	Light & Wonder, Inc.*	208,774
	HEALTHCARE-PRODUCTS — 0.7%
270	Intuitive Surgical, Inc.*	107,754
	HOME BUILDERS — 2.9%
865	Installed Building Products, Inc.	223,801
5,760	Tri Pointe Homes, Inc.*	222,682
		446,483
	INSURANCE — 5.8%
1,250	Arch Capital Group Ltd.*,1	115,550
560	Cincinnati Financial Corp.	69,535
1,745	Essent Group Ltd.[1]	103,845
355	Everest Group Ltd.[1]	141,113
1,325	Hartford Financial Services Group, Inc.	136,541
70	Markel Group, Inc.*	106,504
5,170	MGIC Investment Corp.	115,601
530	RenaissanceRe Holdings Ltd.[1]	124,566
		913,255
	INTERNET — 3.7%
605	Airbnb, Inc. - Class A*	99,801

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INTERNET (Continued)
1,345	Expedia Group, Inc.*	$185,274
400	Meta Platforms, Inc. - Class A	194,232
155	Netflix, Inc.*	94,136
		573,443
	LEISURE TIME — 1.1%
1,655	Polaris, Inc.	165,699
	MACHINERY-DIVERSIFIED — 1.4%
995	Watts Water Technologies, Inc. - Class A	211,487
	OIL & GAS SERVICES — 1.4%
14,345	DNOW, Inc.*	218,044
	PHARMACEUTICALS — 1.4%
5,445	Collegium Pharmaceutical, Inc.*	211,375
	RETAIL — 2.7%
170	Asbury Automotive Group, Inc.*	40,082
510	AutoNation, Inc.*	84,446
200	Lithia Motors, Inc.	60,172
270	Murphy USA, Inc.	113,184
250	Ulta Beauty, Inc.*	130,720
		428,604
	SAVINGS & LOANS — 1.2%
4,285	WSFS Financial Corp.	193,425
	SEMICONDUCTORS — 4.5%
495	Advanced Micro Devices, Inc.*	89,342
200	ASML Holding N.V.[1]	194,094
110	Lam Research Corp.	106,873
350	NVIDIA Corp.	316,246
		706,555
	SOFTWARE — 3.9%
1,570	Electronic Arts, Inc.	208,292
145	Intuit, Inc.	94,250
735	Microsoft Corp.	309,229
		611,771
	TOTAL COMMON STOCKS
	(Cost $9,052,737)	10,621,803
	EXCHANGE-TRADED FUNDS — 24.3%
2,295	Energy Select Sector SPDR Fund - ETF	216,671

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
8,560	Global X Uranium ETF - ETF	$246,785
1,135	Invesco QQQ Trust Series 1 - ETF	503,951
4,610	iShares MSCI India ETF - ETF	237,830
3,240	iShares MSCI India Small-Cap ETF - ETF	227,675
3,346	iShares MSCI Japan ETF - ETF	238,737
2,935	iShares MSCI Japan Small-Cap ETF - ETF	220,066
42,365	ProShares Short S&P500 - ETF	502,449
7,730	Simplify Health Care ETF - ETF	239,012
5,315	SPDR Gold MiniShares Trust - ETF*	234,126
2,375	SPDR S&P Health Care Equipment ETF - ETF	208,857
13,500	Sprott Physical Gold Trust*,1	233,550
2,780	Vanguard Dividend Appreciation ETF - ETF	507,656
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $3,450,111)	3,817,365
	SHORT-TERM INVESTMENTS — 9.4%
1,477,720	Fidelity Investments Money Market Government Portfolio - Class I, 5.14%[2]	1,477,720
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,477,720)	1,477,720

	TOTAL INVESTMENTS — 101.5%
	(Cost $13,980,568)	15,916,888
	Liabilities in Excess of Other Assets — (1.5)%	(240,701)
	TOTAL NET ASSETS — 100.0%	$15,676,187

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AXS Multi-Strategy Alternatives Fund

SUMMARY OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Insurance	5.8%
Commercial Services	5.3%
Semiconductors	4.5%
Aerospace/Defense	4.0%
Software	3.9%
Computers	3.7%
Internet	3.7%
Diversified Financial Services	3.4%
Auto Manufacturers	3.3%
Biotechnology	3.3%
Auto Parts & Equipment	3.1%
Home Builders	2.9%
Retail	2.7%
Electronics	2.5%
Chemicals	1.4%
Pharmaceuticals	1.4%
Machinery-Diversified	1.4%
Oil & Gas Services	1.4%
Building Materials	1.4%
Engineering & Construction	1.3%
Coal	1.3%
Entertainment	1.3%
Savings & Loans	1.2%
Leisure Time	1.1%
Banks	0.9%
Healthcare-Products	0.7%
Agriculture	0.6%
Distribution/Wholesale	0.3%
Total Common Stocks	67.8%
Exchange-Traded Funds	24.3%
Short-Term Investments	9.4%
Total Investments	101.5%
Liabilities in Excess of Other Assets	(1.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS Sustainable Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 0.0%
	FOOD — 0.0%
$9,000	H-Food Holdings LLC / Hearthside Finance Co., Inc. 8.500%, 6/1/2026[1,2]	$630
	TOTAL CORPORATE BONDS
	(Cost $9,070)	630

Number of Shares
	PREFERRED STOCKS — 0.8%
	PHARMACEUTICALS — 0.8%
1,500	Harrow, Inc., 11.875%[1]	40,050
	TOTAL PREFERRED STOCKS
	(Cost $37,500)	40,050

Principal Amount
	SHORT-TERM INVESTMENTS — 91.6%
4,321,614	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[3]	4,321,614
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,321,614)	4,321,614

	TOTAL INVESTMENTS — 92.4%
	(Cost $4,368,184)	4,362,294
	Other Assets in Excess of Liabilities — 7.6%	356,804
	TOTAL NET ASSETS — 100.0%	$4,719,098

LLC – Limited Liability Company

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $630, which represents 0.01% of total net assets of the Fund.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AXS Sustainable Income Fund

SUMMARY OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Corporate Bonds
Food	0.0%
Total Corporate Bonds	0.0%
Preferred Stocks
Pharmaceuticals	0.8%
Total Preferred Stocks	0.8%
Short-Term Investments	91.6%
Total Investments	92.4%
Other Assets in Excess of Liabilities	7.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 103.1%
	ADVERTISING — 0.6%
9,268	Trade Desk, Inc. - Class A*	$810,208
	AEROSPACE/DEFENSE — 1.4%
3,087	Boeing Co.*	595,760
1,289	Lockheed Martin Corp.	586,328
7,076	RTX Corp.	690,122
		1,872,210
	AGRICULTURE — 0.3%
2,930	Altria Group, Inc.	127,807
2,320	Philip Morris International, Inc.	212,558
		340,365
	AUTO MANUFACTURERS — 0.1%
395	Tesla, Inc.*	69,437
	BANKS — 1.7%
11,981	Bank of America Corp.	454,320
571	Goldman Sachs Group, Inc.	238,501
5,037	JPMorgan Chase & Co.	1,008,911
2,211	Morgan Stanley	208,188
6,341	Wells Fargo & Co.	367,524
		2,277,444
	BEVERAGES — 0.8%
6,839	Coca-Cola Co.	418,410
319	Constellation Brands, Inc. - Class A	86,691
1,311	Monster Beverage Corp.*	77,716
2,273	PepsiCo, Inc.	397,798
		980,615
	BIOTECHNOLOGY — 0.1%
230	Amgen, Inc.	65,394
	BUILDING MATERIALS — 0.1%
110	Martin Marietta Materials, Inc.	67,533
	CHEMICALS — 0.7%
392	Air Products and Chemicals, Inc.	94,970
1,318	Dow, Inc.	76,352
476	Ecolab, Inc.	109,908
915	Linde PLC[1]	424,853
416	PPG Industries, Inc.	60,278
444	Sherwin-Williams Co.	154,215
		920,576

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COMMERCIAL SERVICES — 4.1%
9,033	Automatic Data Processing, Inc.2	$2,255,901
8,953	CoStar Group, Inc.*	864,860
1,728	Gartner, Inc.*	823,686
1,628	S&P Global, Inc.	692,633
3,146	Verisk Analytics, Inc. - Class A	741,606
		5,378,686
	COMPUTERS — 10.9%
15,332	Accenture PLC - Class A1	5,314,225
9,426	Apple, Inc.[2]	1,616,370
10,957	Cognizant Technology Solutions Corp. - Class A2	803,039
5,217	Crowdstrike Holdings, Inc. - Class A*,2	1,672,518
15,044	Fortinet, Inc.*,2	1,027,656
19,765	International Business Machines Corp.[2]	3,774,324
		14,208,132
	COSMETICS/PERSONAL CARE — 0.6%
1,437	Colgate-Palmolive Co.	129,402
4,096	Procter & Gamble Co.	664,576
		793,978
	DISTRIBUTION/WHOLESALE — 0.9%
19,614	Copart, Inc.*	1,136,043
	DIVERSIFIED FINANCIAL SERVICES — 9.4%
1,008	American Express Co.	229,511
12,730	Mastercard, Inc. - Class A2	6,130,386
21,383	Visa, Inc. - Class A2	5,967,568
		12,327,465
	ELECTRIC — 0.0%
102	Duke Energy Corp.	9,865
286	NextEra Energy, Inc.	18,278
145	Southern Co.	10,402
		38,545
	ELECTRONICS — 0.5%
3,398	Honeywell International, Inc.	697,439
	FOOD — 0.1%
2,364	Mondelez International, Inc. - Class A	165,480
	HEALTHCARE-PRODUCTS — 3.5%
5,820	Abbott Laboratories	661,501
971	Agilent Technologies, Inc.	141,290

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS (Continued)
4,807	Boston Scientific Corp.*	$329,232
2,450	Danaher Corp.	611,814
2,039	Edwards Lifesciences Corp.*	194,847
1,220	GE HealthCare Technologies, Inc.	110,910
275	IDEXX Laboratories, Inc.*	148,481
1,178	Intuitive Surgical, Inc.*	470,128
4,462	Medtronic PLC[1]	388,863
488	ResMed, Inc.	96,639
1,274	Stryker Corp.	455,926
1,363	Thermo Fisher Scientific, Inc.	792,189
245	West Pharmaceutical Services, Inc.	96,949
693	Zimmer Biomet Holdings, Inc.	91,462
		4,590,231
	HEALTHCARE-SERVICES — 2.0%
1,644	Centene Corp.*	129,021
832	Elevance Health, Inc.	431,425
720	HCA Healthcare, Inc.	240,142
389	Humana, Inc.	134,874
3,270	UnitedHealth Group, Inc.[2]	1,617,669
		2,553,131
	INSURANCE — 2.8%
8,774	Berkshire Hathaway, Inc. - Class B*,2	3,689,642
	INTERNET — 21.3%
9,348	Airbnb, Inc. - Class A*	1,542,046
43,650	Alphabet, Inc. - Class A*,2	6,588,095
1,328	Amazon.com, Inc.*	239,545
31	Cogent Communications Holdings, Inc.	2,025
7,092	DoorDash, Inc. - Class A*	976,710
856	MercadoLibre, Inc.*	1,294,238
12,331	Meta Platforms, Inc. - Class A2	5,987,687
9,716	Netflix, Inc.*,2	5,900,818
7,122	Palo Alto Networks, Inc.*,2	2,023,574
43,863	Uber Technologies, Inc.*,2	3,377,012
		27,931,750
	IRON/STEEL — 0.1%
388	Nucor Corp.	76,785
	MACHINERY-CONSTRUCTION & MINING — 0.7%
2,454	Caterpillar, Inc.	899,219

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MACHINERY-DIVERSIFIED — 0.4%
1,371	Deere & Co.	$563,124
	MEDIA — 0.1%
4	Cable One, Inc.	1,692
85	Charter Communications, Inc. - Class A*	24,704
3,386	Comcast Corp. - Class A	146,783
320	Liberty Global Ltd. - Class A*,1	5,414
		178,593
	MINING — 0.1%
2,527	Freeport-McMoRan, Inc.	118,820
2,037	Newmont Corp.	73,006
		191,826
	MISCELLANEOUS MANUFACTURING — 0.6%
4,790	General Electric Co.	840,789
	OIL & GAS — 0.6%
1,162	Chevron Corp.	183,294
745	ConocoPhillips	94,824
355	EOG Resources, Inc.	45,383
2,594	Exxon Mobil Corp.	301,527
244	Marathon Petroleum Corp.	49,166
271	Phillips 66	44,265
151	Pioneer Natural Resources Co.	39,637
217	Valero Energy Corp.	37,040
		795,136
	OIL & GAS SERVICES — 0.0%
921	Schlumberger N.V.[1]	50,480
	PHARMACEUTICALS — 1.6%
761	AbbVie, Inc.	138,578
1,024	Becton Dickinson & Co.	253,389
564	Cencora, Inc.	137,046
1,045	Cigna Group	379,534
4,534	CVS Health Corp.	361,632
1,287	Dexcom, Inc.*	178,507
362	Eli Lilly & Co.	281,622
1,038	Johnson & Johnson	164,201
1,093	Merck & Co., Inc.	144,221
		2,038,730
	PIPELINES — 0.0%
741	Williams Cos., Inc.	28,877

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS — 0.2%
1,505	Prologis, Inc. - REIT	$195,981
	RETAIL — 0.4%
63	Costco Wholesale Corp.	46,156
143	Home Depot, Inc.	54,855
7,577	Walmart, Inc.	455,908
		556,919
	SEMICONDUCTORS — 1.9%
1,036	Advanced Micro Devices, Inc.*	186,988
510	Applied Materials, Inc.	105,177
278	Broadcom, Inc.	368,464
2,552	Intel Corp.	112,722
81	Lam Research Corp.	78,697
1,505	NVIDIA Corp.	1,359,858
680	QUALCOMM, Inc.	115,124
547	Texas Instruments, Inc.	95,293
		2,422,323
	SOFTWARE — 33.6%
9,983	Adobe, Inc.*,2	5,037,422
3,043	Atlassian Corp. - Class A*	593,720
4,934	Autodesk, Inc.*,2	1,284,912
5,979	Cadence Design Systems, Inc.*,2	1,861,143
6,902	Datadog, Inc. - Class A*	853,087
5,315	Electronic Arts, Inc.	705,141
539	Fair Isaac Corp.*	673,540
12,990	Fidelity National Information Services, Inc.[2]	963,598
1,085	HubSpot, Inc.*	679,818
6,468	Intuit, Inc.[2]	4,204,200
14,611	Microsoft Corp.[2]	6,147,140
36,671	Oracle Corp.[2]	4,606,244
44,416	Palantir Technologies, Inc. - Class A*	1,022,012
2,143	Roper Technologies, Inc.[2]	1,201,880
19,571	Salesforce, Inc.[2]	5,894,394
4,708	ServiceNow, Inc.*,2	3,589,379
7,610	Snowflake, Inc. - Class A*,2	1,229,776
3,510	Synopsys, Inc.*,2	2,005,965
480	Veeva Systems, Inc. - Class A*	111,211
4,749	Workday, Inc. - Class A*,2	1,295,290
		43,959,872
	TELECOMMUNICATIONS — 0.3%
5,881	AT&T, Inc.	103,506
2,471	Cisco Systems, Inc.	123,328

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS (Continued)
174	Frontier Communications Parent, Inc.*	$4,263
75	Iridium Communications, Inc.	1,962
474	T-Mobile US, Inc.	77,366
3,286	Verizon Communications, Inc.	137,880
		448,305
	TRANSPORTATION — 0.6%
3,119	Union Pacific Corp.	767,056
	TOTAL COMMON STOCKS
	(Cost $98,425,784)	134,928,319

Principal Amount
	SHORT-TERM INVESTMENTS — 0.2%
228,022	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[3]	228,022
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $228,022)	228,022
	TOTAL INVESTMENTS — 103.3%
	(Cost $98,653,806)	135,156,341
	Liabilities in Excess of Other Assets — (3.3)%	(4,271,056)
	TOTAL NET ASSETS — 100.0%	$130,885,285

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of March 31, 2024, the aggregate value of those securities was $48,137,831, representing 36.8% of net assets.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)

BNP Paribas	BNP Paribas Index Swap[1]	0.50%	Index Return	Monthly	4/1/24	$137,398,213	$1,595	$(3,271,707)
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month Federal Funds + 0.57%	Basket Return	Monthly	4/1/24	97,689,799	6,129	(813,798)
TOTAL EQUITY SWAP CONTRACTS								$(4,085,505)

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index and the S&P 500 Total Return Index and exposure to each index was 166.71% and (166.71)%, respectively.

[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
31,734	Alphabet, Inc. - Class A	$4,789,613	4.90%
10,622	Microsoft Corp.	4,468,888	4.57%
9,255	Mastercard, Inc. - Class A	4,456,930	4.56%
8,965	Meta Platforms, Inc. - Class A	4,353,225	4.46%
15,546	Visa, Inc. - Class A	4,338,578	4.44%
7,064	Netflix, Inc.	4,290,179	4.39%
14,228	Salesforce, Inc.	4,285,189	4.39%
11,147	Accenture PLC - Class A	3,863,662	3.96%
7,258	Adobe, Inc.	3,662,387	3.75%
26,659	Oracle Corp.	3,348,637	3.43%
4,703	Intuit, Inc.	3,056,950	3.13%
14,369	International Business Machines Corp.	2,743,904	2.81%
6,379	Berkshire Hathaway, Inc. - Class B	2,682,497	2.75%
3,423	ServiceNow, Inc.	2,609,695	2.67%
31,888	Uber Technologies, Inc.	2,455,057	2.51%
6,567	Automatic Data Processing, Inc.	1,640,043	1.68%
5,178	Palo Alto Networks, Inc.	1,471,225	1.51%
2,552	Synopsys, Inc.	1,458,468	1.49%
4,347	Cadence Design Systems, Inc.	1,353,134	1.39%
3,793	Crowdstrike Holdings, Inc. - Class A	1,215,998	1.24%
2,377	UnitedHealth Group, Inc.	1,175,902	1.20%
6,853	Apple, Inc.	1,175,152	1.20%
6,796	Airbnb, Inc. - Class A	1,121,068	1.15%
1,094	NVIDIA Corp.	988,495	1.01%
3,453	Workday, Inc. - Class A	941,806	0.96%
622	MercadoLibre, Inc.	940,439	0.96%
3,587	Autodesk, Inc.	934,127	0.96%
5,532	Snowflake, Inc. - Class A	893,971	0.92%
1,558	Roper Technologies, Inc.	873,789	0.89%
14,260	Copart, Inc.	825,939	0.85%
10,937	Fortinet, Inc.	747,106	0.76%
32,290	Palantir Technologies, Inc. - Class A	742,993	0.76%
3,662	JPMorgan Chase & Co.	733,499	0.75%
5,156	DoorDash, Inc. - Class A	710,084	0.73%
9,444	Fidelity National Information Services, Inc.	700,556	0.72%
1,784	Caterpillar, Inc.	653,711	0.67%
6,509	CoStar Group, Inc.	628,769	0.64%
5,018	Datadog, Inc. - Class A	620,225	0.63%
3,482	General Electric Co.	611,195	0.63%
1,256	Gartner, Inc.	598,698	0.61%
6,738	Trade Desk, Inc. - Class A	589,036	0.60%
7,966	Cognizant Technology Solutions Corp. - Class A	583,828	0.60%
991	Thermo Fisher Scientific, Inc.	575,979	0.59%
2,267	Union Pacific Corp.	557,523	0.57%
2,287	Verisk Analytics, Inc. - Class A	539,115	0.55%
3,864	Electronic Arts, Inc.	512,637	0.52%
2,470	Honeywell International, Inc.	506,968	0.52%
1,184	S&P Global, Inc.	503,733	0.52%
5,144	RTX Corp.	501,694	0.51%
789	HubSpot, Inc.	494,356	0.51%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Financial Statements.

AXS FTSE Venture Capital Return Tracker Fund

SUMMARY OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Software	33.6%
Internet	21.3%
Computers	10.9%
Diversified Financial Services	9.4%
Commercial Services	4.1%
Healthcare-Products	3.5%
Insurance	2.8%
Healthcare-Services	2.0%
Semiconductors	1.9%
Banks	1.7%
Pharmaceuticals	1.6%
Aerospace/Defense	1.4%
Distribution/Wholesale	0.9%
Beverages	0.8%
Chemicals	0.7%
Machinery-Construction & Mining	0.7%
Cosmetics/Personal Care	0.6%
Oil & Gas	0.6%
Transportation	0.6%
Miscellaneous Manufacturing	0.6%
Advertising	0.6%
Electronics	0.5%
Retail	0.4%
Machinery-Diversified	0.4%
Telecommunications	0.3%
Agriculture	0.3%
REITS	0.2%
Media	0.1%
Biotechnology	0.1%
Iron/Steel	0.1%
Building Materials	0.1%
Mining	0.1%
Food	0.1%
Auto Manufacturers	0.1%
Electric	0.0%
Pipelines	0.0%
Oil & Gas Services	0.0%
Total Common Stocks	103.1%
Short-Term Investments	0.2%
Total Investments	103.3%
Liabilities in Excess of Other Assets	(3.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS Merger Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 59.5%
	APPAREL — 3.4%
14,100	Capri Holdings Ltd.*	$638,730
	BANKS — 0.0%
1	Columbia Banking System, Inc.	19
	BIOTECHNOLOGY — 1.4%
4,900	Cerevel Therapeutics Holdings, Inc.*	207,123
2,300	Olink Holding A.B. - ADR*	54,073
		261,196
	BUILDING MATERIALS — 2.0%
2,800	Masonite International Corp.*	368,060
	COMMERCIAL SERVICES — 3.1%
11,000	SP Plus Corp.*	574,420
	DIVERSIFIED FINANCIAL SERVICES — 0.3%
7,300	Canaccord Genuity Group, Inc.	47,962
	ENTERTAINMENT — 0.3%
10,100	Cineplex, Inc.*	54,951
	FOOD — 0.4%
13,800	Whole Earth Brands, Inc.*	66,654
	HEALTHCARE-PRODUCTS — 2.5%
6,700	Axonics, Inc.*	462,099
	HOME BUILDERS — 6.3%
18,400	MDC Holdings, Inc.[1]	1,157,544
	HOME FURNISHINGS — 1.2%
20,700	Vizio Holding Corp. - Class A*	226,458
	IRON/STEEL — 1.9%
1,700	Haynes International, Inc.	102,204
6,300	United States Steel Corp.	256,914
		359,118
	MACHINERY-CONSTRUCTION & MINING — 0.3%
11,500	Transphorm, Inc.*	56,465
	MACHINERY-DIVERSIFIED — 2.7%
19,900	Hollysys Automation Technologies Ltd.*	509,042

AXS Merger Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	OIL & GAS — 25.5%
4,600	Callon Petroleum Co.*	$164,496
12,700	Hess Corp.	1,938,528
9,400	Pioneer Natural Resources Co.	2,467,500
19,800	Southwestern Energy Co.*	150,084
		4,720,608
	OIL & GAS SERVICES — 0.1%
2,300	Target Hospitality Corp.	25,001
	REAL ESTATE — 3.0%
50,100	Tricon Residential, Inc.	558,615
	REITS — 0.0%
1	Kimco Realty Corp. - REIT	20
	RETAIL — 1.9%
37,300	Carrols Restaurant Group, Inc.	354,723
	SOFTWARE — 2.7%
900	ANSYS, Inc.*	312,444
3,400	Everbridge, Inc.*	118,422
2,800	HireRight Holdings Corp.*	39,956
2,800	TDCX, Inc.	20,076
1	Unity Software, Inc.*	21
		490,919
	TRANSPORTATION — 0.5%
10,400	Daseke, Inc.*	86,320
	TOTAL COMMON STOCKS
	(Cost $10,662,884)	11,018,924
	WARRANTS — 0.0%
	PHARMACEUTICALS — 0.0%
6,700	Bristol-Myers Squibb Co., Strike Price: 1.00 USD, Expiration Date: December 31, 2026*	4,690
	TOTAL WARRANTS
	(Cost $0)	4,690

AXS Merger Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 25.4%
4,690,510	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 5.19%[2]	$4,690,510
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,690,510)	4,690,510
	TOTAL INVESTMENTS — 84.9%
	(Cost $15,353,394)	15,714,124
	Other Assets in Excess of Liabilities — 15.1%	2,800,985
	TOTAL NET ASSETS — 100.0%	$18,515,109
	SECURITIES SOLD SHORT — (27.5)%
	COMMON STOCKS — (27.5)%
	DIVERSIFIED FINANCIAL SERVICES — (0.0)%
(1)	Intercontinental Exchange, Inc.	(138)
	OIL & GAS — (26.5)%
(4,797)	APA Corp.	(164,921)
(1,717)	Chesapeake Energy Corp.	(152,521)
(13,020)	Chevron Corp.	(2,053,775)
(21,839)	Exxon Mobil Corp.	(2,538,565)
		(4,909,782)
	REITS — (0.0)%
(52)	Realty Income Corp. - REIT	(2,813)
	SOFTWARE — (1.0)%
(304)	Synopsys, Inc.*	(173,736)
	TOTAL COMMON STOCKS
	(Proceeds $4,685,671)	(5,086,469)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $4,685,671)	$(5,086,469)

ADR – American Depository Receipt
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $1,157,544, which represents 6.3% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AXS Merger Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Oil & Gas	25.5%
Home Builders	6.3%
Apparel	3.4%
Commercial Services	3.1%
Real Estate	3.0%
Software	2.7%
Machinery-Diversified	2.7%
Healthcare-Products	2.5%
Building Materials	2.0%
Iron/Steel	1.9%
Retail	1.9%
Biotechnology	1.4%
Home Furnishings	1.2%
Transportation	0.5%
Food	0.4%
Entertainment	0.3%
Diversified Financial Services	0.3%
Machinery-Construction & Mining	0.3%
Oil & Gas Services	0.1%
Banks	0.0%
REITS	0.0%
Total Common Stocks	59.5%
Warrants
Pharmaceuticals	0.0%
Total Warrants	0.0%
Short-Term Investments	25.4%
Total Investments	84.9%
Other Assets in Excess of Liabilities	15.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS Alternative Value Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 110.4% AEROSPACE/DEFENSE — 5.0%
778	General Dynamics Corp.[1]	$219,777
585	L3Harris Technologies, Inc.[1]	124,663
399	Lockheed Martin Corp.[1]	181,493
304	Northrop Grumman Corp.[1]	145,513
		671,446
	AGRICULTURE — 2.9%
4,155	Altria Group, Inc.[1]	181,241
347	Bunge Global S.A.[1,2]	35,574
1,945	Philip Morris International, Inc.[1]	178,201
		395,016
	BANKS — 0.9%
834	M&T Bank Corp.[1]	121,297
	BEVERAGES — 4.1%
534	Brown-Forman Corp. - Class B1	27,565
3,034	Coca-Cola Co.[1]	185,620
1,855	Molson Coors Beverage Co. - Class B1	124,749
595	Monster Beverage Corp.*,1	35,272
1,041	PepsiCo, Inc.[1]	182,185
		555,391
	BIOTECHNOLOGY — 8.2%
727	Amgen, Inc.[1]	206,701
562	Biogen, Inc.*,1	121,184
2,348	Gilead Sciences, Inc.[1]	171,991
2,877	Incyte Corp.*,1	163,903
229	Regeneron Pharmaceuticals, Inc.*,1	220,410
523	Vertex Pharmaceuticals, Inc.*,1	218,619
		1,102,808
	COMMERCIAL SERVICES — 1.7%
299	MarketAxess Holdings, Inc.[1]	65,555
951	Rollins, Inc.[1]	44,003
523	Verisk Analytics, Inc. - Class A1	123,287
		232,845
	COMPUTERS — 3.6%
1,246	International Business Machines Corp.[1]	237,936
1,859	Leidos Holdings, Inc.[1]	243,696
		481,632
	COSMETICS/PERSONAL CARE — 3.0%
2,344	Colgate-Palmolive Co.[1]	211,077

AXS Alternative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COSMETICS/PERSONAL CARE (Continued)
1,228	Procter & Gamble Co.[1]	$199,243
		410,320
	DIVERSIFIED FINANCIAL SERVICES — 2.3%
631	Cboe Global Markets, Inc.[1]	115,934
931	CME Group, Inc.[1]	200,435
		316,369
	ELECTRIC — 4.0%
489	Ameren Corp.[1]	36,166
595	CMS Energy Corp.[1]	35,902
1,500	Dominion Energy, Inc.[1]	73,785
654	DTE Energy Co.[1]	73,340
704	Entergy Corp.[1]	74,399
678	Evergy, Inc.[1]	36,192
1,130	Public Service Enterprise Group, Inc.[1]	75,461
501	Sempra[1]	35,987
441	WEC Energy Group, Inc.[1]	36,215
1,258	Xcel Energy, Inc.[1]	67,617
		545,064
	ENVIRONMENTAL CONTROL — 4.0%
1,208	Republic Services, Inc.[1]	231,259
842	Veralto Corp.[1]	74,652
1,075	Waste Management, Inc.[1]	229,136
		535,047
	FOOD — 10.8%
3,883	Campbell Soup Co.[1]	172,599
5,706	Conagra Brands, Inc.[1]	169,126
2,470	General Mills, Inc.[1]	172,826
844	Hershey Co.[1]	164,158
4,972	Hormel Foods Corp.[1]	173,473
298	J M Smucker Co.[1]	37,509
2,997	Kellanova[1]	171,698
969	Kraft Heinz Co.[1]	35,756
627	Kroger Co.[1]	35,821
1,421	Lamb Weston Holdings, Inc.[1]	151,379
2,361	McCormick & Co., Inc.[1]	181,349
		1,465,694
	GAS — 1.1%
624	Atmos Energy Corp.[1]	74,175
2,686	NiSource, Inc.[1]	74,295
		148,470

AXS Alternative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS — 3.0%
760	Abbott Laboratories[1]	$86,382
454	Danaher Corp.[1]	113,373
395	ResMed, Inc.[1]	78,222
59	Thermo Fisher Scientific, Inc.[1]	34,291
283	Waters Corp.*,1	97,417
		409,685
	HEALTHCARE-SERVICES — 6.6%
2,653	Centene Corp.*,1	208,208
241	Elevance Health, Inc.[1]	124,968
407	Humana, Inc.[1]	141,115
575	Molina Healthcare, Inc.*,1	236,227
369	UnitedHealth Group, Inc.[1]	182,544
		893,062
	HOUSEHOLD PRODUCTS/WARES — 4.3%
1,960	Church & Dwight Co., Inc.[1]	204,447
1,197	Clorox Co.[1]	183,273
1,443	Kimberly-Clark Corp.[1]	186,652
		574,372
	INSURANCE — 11.4%
879	Arch Capital Group Ltd.*,1,2	81,255
392	Arthur J. Gallagher & Co.[1]	98,016
411	Assurant, Inc.[1]	77,367
2,271	Brown & Brown, Inc.[1]	198,803
305	Chubb Ltd.[1,2]	79,035
648	Cincinnati Financial Corp.[1]	80,462
190	Everest Group Ltd.[1,2]	75,525
725	Globe Life, Inc.[1]	84,368
1,088	Hartford Financial Services Group, Inc.[1]	112,118
1,848	Loews Corp.[1]	144,680
407	Progressive Corp.[1]	84,176
187	Travelers Cos., Inc.[1]	43,036
2,327	W R Berkley Corp.[1]	205,800
652	Willis Towers Watson PLC[1,2]	179,300
		1,543,941
	MEDIA — 1.7%
352	FactSet Research Systems, Inc.[1]	159,945
2,355	Fox Corp. - Class A1	73,641
		233,586
	OIL & GAS — 1.5%
7,077	Coterra Energy, Inc.[1]	197,307

AXS Alternative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PHARMACEUTICALS — 12.5%
1,199	AbbVie, Inc.[1]	$218,338
2,028	Cardinal Health, Inc.[1]	226,933
638	Cigna Group[1]	231,715
2,457	CVS Health Corp.[1]	195,970
1,160	Johnson & Johnson[1]	183,501
370	McKesson Corp.[1]	198,635
1,637	Merck & Co., Inc.[1]	216,002
5,096	Organon & Co.[1]	95,805
4,247	Pfizer, Inc.[1]	117,854
		1,684,753
	REITS — 1.3%
627	Public Storage - REIT[1]	181,868
	RETAIL — 7.9%
70	AutoZone, Inc.*,1	220,616
269	Costco Wholesale Corp.[1]	197,077
570	Dollar General Corp.[1]	88,954
339	Domino's Pizza, Inc.[1]	168,442
646	McDonald's Corp.[1]	182,140
75	O'Reilly Automotive, Inc.*,1	84,666
498	Tractor Supply Co.[1]	130,337
		1,072,232
	SEMICONDUCTORS — 0.4%
1,292	Intel Corp.[1]	57,068
	SOFTWARE — 4.0%
1,870	Akamai Technologies, Inc.*,1	203,381
573	Electronic Arts, Inc.[1]	76,020
392	Fiserv, Inc.*,1	62,649
1,120	Jack Henry & Associates, Inc.[1]	194,578
		536,628
	TELECOMMUNICATIONS — 3.0%
11,175	AT&T, Inc.[1]	196,680
4,970	Verizon Communications, Inc.[1]	208,541
		405,221
	TOYS/GAMES/HOBBIES — 0.3%
706	Hasbro, Inc.[1]	39,903

AXS Alternative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued) TRANSPORTATION — 0.9%
1,549	C.H. Robinson Worldwide, Inc.[1]	$117,941
	TOTAL COMMON STOCKS
	(Cost $13,438,887)	14,928,966

Principal Amount
	SHORT-TERM INVESTMENTS — 0.1%
$16,510	UMB Bank, Money Market Fiduciary Deposit Investment, 0.01%[3]	16,510
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $16,510)	16,510
	TOTAL INVESTMENTS — 110.5%
	(Cost $13,455,397)	14,945,476

	Liabilities in Excess of Other Assets — (10.5)%	(1,419,265)
	TOTAL NET ASSETS — 100.0%	$13,526,211

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of the security is segregated as collateral for line of credit borrowings. As of March 31, 2024, the aggregate value of those securities was $14,928,966, representing 110.4% of net assets.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AXS Alternative Value Fund

SUMMARY OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Pharmaceuticals	12.5%
Insurance	11.4%
Food	10.8%
Biotechnology	8.2%
Retail	7.9%
Healthcare-Services	6.6%
Aerospace/Defense	5.0%
Household Products/Wares	4.3%
Beverages	4.1%
Electric	4.0%
Software	4.0%
Environmental Control	4.0%
Computers	3.6%
Cosmetics/Personal Care	3.0%
Healthcare-Products	3.0%
Telecommunications	3.0%
Agriculture	2.9%
Diversified Financial Services	2.3%
Commercial Services	1.7%
Media	1.7%
Oil & Gas	1.5%
REITS	1.3%
Gas	1.1%
Transportation	0.9%
Banks	0.9%
Semiconductors	0.4%
Toys/Games/Hobbies	0.3%
Total Common Stocks	110.4%
Short-Term Investments	0.1%
Total Investments	110.5%
Liabilities in Excess of Other Assets	(10.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 123.6%
	AEROSPACE/DEFENSE — 4.9%
974	General Dynamics Corp.[1]	$275,145
617	Lockheed Martin Corp.[1]	280,655
584	Northrop Grumman Corp.[1]	279,538
		835,338
	AGRICULTURE — 3.3%
6,357	Altria Group, Inc.[1]	277,292
2,996	Philip Morris International, Inc.[1]	274,494
		551,786
	BANKS — 1.6%
1,920	M&T Bank Corp.[1]	279,245
	BEVERAGES — 4.9%
4,543	Coca-Cola Co.[1]	277,941
4,607	Monster Beverage Corp.*,1	273,103
1,596	PepsiCo, Inc.[1]	279,316
		830,360
	BIOTECHNOLOGY — 9.8%
991	Amgen, Inc.[1]	281,761
1,271	Biogen, Inc.*,1	274,066
3,756	Gilead Sciences, Inc.[1]	275,127
4,774	Incyte Corp.*,1	271,975
282	Regeneron Pharmaceuticals, Inc.*,1	271,422
666	Vertex Pharmaceuticals, Inc.*,1	278,395
		1,652,746
	COMMERCIAL SERVICES — 1.6%
1,170	Verisk Analytics, Inc. - Class A1	275,804
	COMPUTERS — 3.2%
1,427	International Business Machines Corp.[1]	272,500
2,126	Leidos Holdings, Inc.[1]	278,697
		551,197
	COSMETICS/PERSONAL CARE — 3.3%
3,088	Colgate-Palmolive Co.[1]	278,075
1,697	Procter & Gamble Co.[1]	275,338
		553,413
	DIVERSIFIED FINANCIAL SERVICES — 3.3%
1,514	Cboe Global Markets, Inc.[1]	278,167
1,280	CME Group, Inc.[1]	275,571
		553,738

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRIC — 8.3%
5,700	Dominion Energy, Inc.[1]	$280,383
2,516	DTE Energy Co.[1]	282,144
2,655	Entergy Corp.[1]	280,580
4,230	Public Service Enterprise Group, Inc.[1]	282,480
5,276	Xcel Energy, Inc.[1]	283,585
		1,409,172
	ENVIRONMENTAL CONTROL — 4.9%
1,452	Republic Services, Inc.[1]	277,971
3,075	Veralto Corp.[1]	272,629
1,300	Waste Management, Inc.[1]	277,095
		827,695
	FOOD — 13.3%
6,327	Campbell Soup Co.[1]	281,235
9,470	Conagra Brands, Inc.[1]	280,691
3,962	General Mills, Inc.[1]	277,221
1,385	Hershey Co.[1]	269,383
7,998	Hormel Foods Corp.[1]	279,050
4,948	Kellanova[1]	283,471
2,653	Lamb Weston Holdings, Inc.[1]	282,624
3,944	McCormick & Co., Inc.[1]	302,939
		2,256,614
	GAS — 3.3%
2,350	Atmos Energy Corp.[1]	279,344
10,139	NiSource, Inc.[1]	280,445
		559,789
	HEALTHCARE-PRODUCTS — 1.7%
1,434	ResMed, Inc.[1]	283,975
	HEALTHCARE-SERVICES — 8.1%
3,583	Centene Corp.*,1	281,194
533	Elevance Health, Inc.[1]	276,382
784	Humana, Inc.[1]	271,828
661	Molina Healthcare, Inc.*,1	271,559
558	UnitedHealth Group, Inc.[1]	276,042
		1,377,005
	HOUSEHOLD PRODUCTS/WARES — 5.0%
2,639	Church & Dwight Co., Inc.[1]	275,274
1,862	Clorox Co.[1]	285,091
2,197	Kimberly-Clark Corp.[1]	284,182
		844,547

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INSURANCE — 13.3%
3,042	Arch Capital Group Ltd.*,1	$281,203
1,527	Assurant, Inc.[1]	287,443
3,180	Brown & Brown, Inc.[1]	278,377
1,071	Chubb Ltd.[1]	277,528
2,313	Cincinnati Financial Corp.[1]	287,205
716	Everest Group Ltd.[1]	284,610
1,332	Progressive Corp.[1]	275,484
1,002	Willis Towers Watson PLC[1]	275,550
		2,247,400
	MEDIA — 1.7%
619	FactSet Research Systems, Inc.[1]	281,267
	OIL & GAS — 1.6%
10,032	Coterra Energy, Inc.[1]	279,692
	PACKAGING & CONTAINERS — 1.7%
1,480	Packaging Corp. of America[1]	280,874
	PHARMACEUTICALS — 10.0%
1,548	AbbVie, Inc.[1]	281,891
2,472	Cardinal Health, Inc.[1]	276,617
777	Cigna Group[1]	282,199
3,487	CVS Health Corp.[1]	278,123
1,763	Johnson & Johnson[1]	278,889
2,213	Merck & Co., Inc.[1]	292,005
		1,689,724
	REITS — 1.7%
987	Public Storage - REIT[1]	286,289
	RETAIL — 3.2%
85	AutoZone, Inc.*,1	267,890
970	McDonald's Corp.[1]	273,492
		541,382
	SOFTWARE — 4.9%
2,525	Akamai Technologies, Inc.*,1	274,619
2,080	Electronic Arts, Inc.[1]	275,954
1,613	Jack Henry & Associates, Inc.[1]	280,226
		830,799
	TELECOMMUNICATIONS — 3.3%
16,080	AT&T, Inc.[1]	283,008

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS (Continued)
6,797	Verizon Communications, Inc.[1]	$285,202
		568,210
	TRANSPORTATION — 1.7%
3,684	C.H. Robinson Worldwide, Inc.[1]	280,500
	TOTAL COMMON STOCKS
	(Cost $19,575,347)	20,928,561

Principal Amount
	SHORT-TERM INVESTMENTS — 2.0%
346,256	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[2]	346,256
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $346,256)	346,256

	TOTAL INVESTMENTS — 125.6%
	(Cost $19,921,603)	21,274,817
	Liabilities in Excess of Other Assets — (25.6)%	(4,340,537)
	TOTAL NET ASSETS — 100.0%	$16,934,280

Number of Shares
	SECURITIES SOLD SHORT — (73.4)%
	COMMON STOCKS — (73.4)%
	ADVERTISING — (1.0)%
(2,464)	Interpublic Group of Cos., Inc.	(80,400)
(862)	Omnicom Group, Inc.	(83,407)
		(163,807)
	AEROSPACE/DEFENSE — (1.5)%
(1,204)	Howmet Aerospace, Inc.	(82,390)
(383)	L3Harris Technologies, Inc.	(81,617)
(858)	RTX Corp.	(83,681)
		(247,688)
	AUTO MANUFACTURERS — (0.5)%
(654)	PACCAR, Inc.	(81,024)
	BANKS — (1.0)%
(951)	Northern Trust Corp.	(84,563)
(2,165)	Truist Financial Corp.	(84,392)
		(168,955)

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued) BEVERAGES — (1.0)%
(1,591)	Brown-Forman Corp. - Class B	$(82,127)
(2,750)	Keurig Dr Pepper, Inc.	(84,343)
		(166,470)
	BIOTECHNOLOGY — (1.5)%
(230)	Bio-Rad Laboratories, Inc. - Class A*	(79,550)
(1,474)	Corteva, Inc.	(85,005)
(605)	Illumina, Inc.*	(83,079)
		(247,634)
	BUILDING MATERIALS — (1.5)%
(1,272)	Johnson Controls International plc	(83,087)
(135)	Martin Marietta Materials, Inc.	(82,882)
(299)	Vulcan Materials Co.	(81,603)
		(247,572)
	CHEMICALS — (3.9)%
(345)	Air Products and Chemicals, Inc.	(83,583)
(1,408)	Dow, Inc.	(81,565)
(1,077)	DuPont de Nemours, Inc.	(82,574)
(358)	Ecolab, Inc.	(82,662)
(1,273)	FMC Corp.	(81,090)
(984)	International Flavors & Fragrances, Inc.	(84,614)
(175)	Linde PLC	(81,256)
(573)	PPG Industries, Inc.	(83,028)
		(660,372)
	COMMERCIAL SERVICES — (1.9)%
(329)	Automatic Data Processing, Inc.	(82,165)
(852)	CoStar Group, Inc.*	(82,303)
(614)	Global Payments, Inc.	(82,067)
(318)	Quanta Services, Inc.	(82,616)
		(329,151)
	COMPUTERS — (0.5)%
(84)	Super Micro Computer, Inc.*	(84,842)
	COSMETICS/PERSONAL CARE — (0.5)%
(575)	Estee Lauder Cos., Inc. - Class A	(88,636)
	DIVERSIFIED FINANCIAL SERVICES — (1.0)%
(358)	American Express Co.	(81,513)

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES (Continued)
(1,135)	Charles Schwab Corp.	$(82,106)
		(163,619)
	ELECTRIC — (7.4)%
(1,665)	Alliant Energy Corp.	(83,916)
(981)	American Electric Power Co., Inc.	(84,464)
(918)	Consolidated Edison, Inc.	(83,364)
(465)	Constellation Energy Corp.	(85,955)
(856)	Duke Energy Corp.	(82,784)
(1,164)	Edison International	(82,330)
(1,406)	Eversource Energy	(84,037)
(2,212)	Exelon Corp.	(83,105)
(2,121)	FirstEnergy Corp.	(81,913)
(1,319)	NextEra Energy, Inc.	(84,297)
(1,209)	NRG Energy, Inc.	(81,837)
(4,970)	PG&E Corp.	(83,297)
(1,114)	Pinnacle West Capital Corp.	(83,249)
(3,010)	PPL Corp.	(82,865)
(1,163)	Southern Co.	(83,434)
		(1,250,847)
	ELECTRICAL COMPONENTS & EQUIPMENT — (0.5)%
(259)	Eaton Corp. PLC	(80,984)
	ENGINEERING & CONSTRUCTION — (0.5)%
(542)	Jacobs Solutions, Inc.	(83,322)
	ENTERTAINMENT — (0.5)%
(767)	Live Nation Entertainment, Inc.*	(81,126)
	FOOD — (1.4)%
(1,128)	Mondelez International, Inc. - Class A	(78,960)
(1,000)	Sysco Corp.	(81,180)
(1,400)	Tyson Foods, Inc. - Class A	(82,222)
		(242,362)
	FOREST PRODUCTS & PAPER — (0.5)%
(2,044)	International Paper Co.	(79,757)
	HAND/MACHINE TOOLS — (0.5)%
(861)	Stanley Black & Decker, Inc.	(84,318)

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS — (8.3)%
(733)	Abbott Laboratories	$(83,313)
(1,956)	Baxter International, Inc.	(83,599)
(1,151)	Bio-Techne Corp.	(81,019)
(1,213)	Boston Scientific Corp.*	(83,078)
(817)	Cooper Cos., Inc.	(82,893)
(2,479)	DENTSPLY SIRONA, Inc.	(82,278)
(904)	GE HealthCare Technologies, Inc.	(82,183)
(501)	Insulet Corp.*	(85,871)
(210)	Intuitive Surgical, Inc.*	(83,809)
(982)	Medtronic PLC	(85,581)
(791)	Revvity, Inc.	(83,055)
(359)	STERIS PLC	(80,710)
(233)	Stryker Corp.	(83,384)
(369)	Teleflex, Inc.	(83,457)
(140)	Thermo Fisher Scientific, Inc.	(81,369)
(208)	West Pharmaceutical Services, Inc.	(82,308)
(647)	Zimmer Biomet Holdings, Inc.	(85,391)
		(1,413,298)
	HEALTHCARE-SERVICES — (0.5)%
(1,456)	Catalent, Inc.*	(82,191)
	INSURANCE — (2.4)%
(499)	Allstate Corp.	(86,332)
(327)	Arthur J. Gallagher & Co.	(81,763)
(1,113)	MetLife, Inc.	(82,485)
(707)	Prudential Financial, Inc.	(83,002)
(360)	Travelers Cos., Inc.	(82,850)
		(416,432)
	INTERNET — (1.4)%
(457)	Amazon.com, Inc.*	(82,433)
(3,687)	Gen Digital, Inc.	(82,589)
(130)	Netflix, Inc.*	(78,953)
		(243,975)
	LODGING — (0.5)%
(1,623)	Las Vegas Sands Corp.	(83,909)
	MACHINERY-CONSTRUCTION & MINING — (0.5)%
(225)	Caterpillar, Inc.	(82,447)

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	MACHINERY-DIVERSIFIED — (1.0)%
(204)	Deere & Co.	$(83,791)
(633)	Xylem, Inc.	(81,809)
		(165,600)
	MEDIA — (0.5)%
(3,135)	News Corp.	(82,074)
	MINING — (0.5)%
(2,394)	Newmont Corp.	(85,801)
	MISCELLANEOUS MANUFACTURING — (1.4)%
(260)	Axon Enterprise, Inc.*	(81,349)
(463)	General Electric Co.	(81,270)
(855)	Textron, Inc.	(82,020)
		(244,639)
	OIL & GAS — (0.5)%
(546)	Hess Corp.	(83,341)
	PACKAGING & CONTAINERS — (1.5)%
(8,777)	Amcor PLC	(83,469)
(1,236)	Ball Corp.	(83,257)
(1,681)	Westrock Co.	(83,126)
		(249,852)
	PHARMACEUTICALS — (3.9)%
(333)	Becton Dickinson & Co.	(82,401)
(1,557)	Bristol-Myers Squibb Co.	(84,436)
(337)	Cencora, Inc.	(81,888)
(619)	Dexcom, Inc.*	(85,855)
(106)	Eli Lilly & Co.	(82,464)
(1,114)	Henry Schein, Inc.*	(84,129)
(154)	McKesson Corp.	(82,675)
(6,798)	Viatris, Inc.	(81,168)
		(665,016)
	REITS — (11.7)%
(643)	Alexandria Real Estate Equities, Inc. - REIT	(82,889)
(424)	American Tower Corp. - REIT	(83,778)
(443)	AvalonBay Communities, Inc. - REIT	(82,203)
(1,262)	Boston Properties, Inc. - REIT	(82,421)
(825)	Camden Property Trust - REIT	(81,180)
(792)	Crown Castle, Inc. - REIT	(83,817)

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	REITS (Continued)
(590)	Digital Realty Trust, Inc. - REIT	$(84,984)
(102)	Equinix, Inc. - REIT	(84,184)
(1,304)	Equity Residential - REIT	(82,295)
(335)	Essex Property Trust, Inc. - REIT	(82,011)
(578)	Extra Space Storage, Inc. - REIT	(84,966)
(812)	Federal Realty Investment Trust - REIT	(82,921)
(4,627)	Healthpeak Properties, Inc. - REIT	(86,756)
(3,892)	Host Hotels & Resorts, Inc. - REIT	(80,487)
(2,343)	Invitation Homes, Inc. - REIT	(83,434)
(1,024)	Iron Mountain, Inc. - REIT	(82,135)
(620)	Mid-America Apartment Communities, Inc. - REIT	(81,580)
(634)	Prologis, Inc. - REIT	(82,560)
(1,559)	Realty Income Corp. - REIT	(84,342)
(1,368)	Regency Centers Corp. - REIT	(82,846)
(380)	SBA Communications Corp. - REIT	(82,346)
(2,173)	UDR, Inc. - REIT	(81,292)
(1,877)	Ventas, Inc. - REIT	(81,725)
(879)	Welltower, Inc. - REIT	(82,134)
		(1,989,286)
	RETAIL — (2.4)%
(28)	Chipotle Mexican Grill, Inc.*	(81,390)
(645)	Dollar Tree, Inc.*	(85,882)
(522)	Genuine Parts Co.	(80,873)
(3,943)	Walgreens Boots Alliance, Inc.	(85,524)
(1,330)	Walmart, Inc.	(80,026)
		(413,695)
	SEMICONDUCTORS — (1.5)%
(422)	Analog Devices, Inc.	(83,467)
(1,926)	Intel Corp.	(85,071)
(749)	Micron Technology, Inc.	(88,300)
		(256,838)
	SHIPBUILDING — (0.5)%
(278)	Huntington Ingalls Industries, Inc.	(81,029)
	SOFTWARE — (4.4)%
(400)	Broadridge Financial Solutions, Inc.	(81,944)
(1,181)	Dayforce, Inc.	(78,194)
(1,140)	Fidelity National Information Services, Inc.	(84,565)
(522)	Fiserv, Inc.*	(83,426)
(428)	Paycom Software, Inc.	(85,176)

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	SOFTWARE (Continued)
(147)	Roper Technologies, Inc.	$(82,444)
(265)	Salesforce, Inc.	(79,813)
(537)	Take-Two Interactive Software, Inc.*	(79,739)
(196)	Tyler Technologies, Inc.*	(83,302)
		(738,603)
	TELECOMMUNICATIONS — (1.4)%
(2,488)	Corning, Inc.	(82,005)
(2,205)	Juniper Networks, Inc.	(81,717)
(509)	T-Mobile US, Inc.	(83,079)
		(246,801)
	TOYS/GAMES/HOBBIES — (0.5)%
(1,473)	Hasbro, Inc.	(83,254)
	TRANSPORTATION — (0.5)%
(317)	Norfolk Southern Corp.	(80,794)
	WATER — (0.5)%
(693)	American Water Works Co., Inc.	(84,692)
	TOTAL COMMON STOCKS
	(Proceeds $12,026,666)	(12,426,053)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $12,026,666)	$(12,426,053)

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of the security is segregated as collateral for securities sold short. As of March 31, 2024, the aggregate value of those securities was $20,928,561, representing 123.6% of net assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AXS Market Neutral Fund

SUMMARY OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Food	13.3%
Insurance	13.3%
Pharmaceuticals	10.0%
Biotechnology	9.8%
Electric	8.3%
Healthcare-Services	8.1%
Household Products/Wares	5.0%
Aerospace/Defense	4.9%
Beverages	4.9%
Environmental Control	4.9%
Software	4.9%
Diversified Financial Services	3.3%
Cosmetics/Personal Care	3.3%
Telecommunications	3.3%
Agriculture	3.3%
Gas	3.3%
Retail	3.2%
Computers	3.2%
Healthcare-Products	1.7%
Transportation	1.7%
Media	1.7%
Packaging & Containers	1.7%
REITS	1.7%
Commercial Services	1.6%
Banks	1.6%
Oil & Gas	1.6%
Total Common Stocks	123.6%
Short-Term Investments	2.0%
Total Investments	125.6%
Liabilities in Excess of Other Assets	(25.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS Adaptive Plus Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 46.2%
	United States Treasury Bill
$6,000,000	0.000%, 4/4/2024	$5,997,402
8,000,000	0.000%, 6/6/2024	7,923,480
9,500,000	0.000%, 8/1/2024	9,333,589
	TOTAL U.S. TREASURY BILLS
	(Cost $23,261,496)	23,254,471

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 22.8%
	CALL OPTIONS — 22.8%
8,508	Nomura Galaxy Option -ProfitScore Regime-Adaptive Equity Index Counterparty: Nomura Securities, Current Price: $1,351.37, Exercise Price: $0.0001, Notional Amount: $85, Expiration Date: September 15, 2024[1]	11,496,997
	TOTAL CALL OPTIONS
	(Cost $7,229,266)	11,496,997
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $7,229,266)	11,496,997

Number of Shares
	SHORT-TERM INVESTMENTS — 31.1%
15,645,466	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 5.13%[2]	15,645,466
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $15,645,466)	15,645,466
	TOTAL INVESTMENTS — 100.1%
	(Cost $46,136,228)	50,396,934
	Liabilities in Excess of Other Assets — (0.1)%	(33,445)
	TOTAL NET ASSETS — 100.0%	$50,363,489

[1]	The Nomura Call Option is issued by Nomura Securities Ltd. and provides AXS Adaptive Plus Fund exposure to the ProfitScore Trading Program that is designed to produce the returns of Adaptive Equity Index.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AXS Adaptive Plus Fund

SUMMARY OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Security Type	Percent of Total Net Assets
U.S. Treasury Bills	46.2%
Purchased Options Contracts	22.8%
Short-Term Investments	31.1%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 21.0%
	REITS — 20.2%
2,400	Alexandria Real Estate Equities, Inc. - REIT	$309,384
46,800	Annaly Capital Management, Inc. - REIT	921,492
21,446	Arbor Realty Trust, Inc. - REIT	284,160
40,342	Armada Hoffler Properties, Inc. - REIT	419,557
12,001	Blackstone Mortgage Trust, Inc. - Class A - REIT	238,940
18,387	Boston Properties, Inc. - REIT	1,200,855
31,453	CTO Realty Growth, Inc. - REIT	533,128
7,406	Federal Realty Investment Trust - REIT	756,301
16,278	Gaming and Leisure Properties, Inc. - REIT	749,928
60,447	Global Medical REIT, Inc. - REIT	528,911
17,615	LTC Properties, Inc. - REIT	572,664
110,004	Macerich Co. - REIT[1]	1,895,369
76,554	Medical Properties Trust, Inc. - REIT	359,804
10,591	Realty Income Corp. - REIT	572,973
13,793	Regency Centers Corp. - REIT	835,304
17,852	Starwood Property Trust, Inc. - REIT	362,931
30,203	VICI Properties, Inc. - REIT	899,747
21,030	Vornado Realty Trust - REIT[1]	605,033
7,771	WP Carey, Inc. - REIT	438,595
		12,485,076
	VENTURE CAPITAL — 0.8%
25,520	Newlake Capital Partners, Inc. - REIT	486,156
	TOTAL COMMON STOCKS
	(Cost $12,401,314)	12,971,232
	PREFERRED STOCKS — 92.0%
	COMMERCIAL SERVICES — 2.5%
36,380	Triton International Ltd. - Series C, 7.375%[2,3,4]	897,858
26,464	Triton International Ltd. - Series D, 6.875%[2,3,4]	635,401
		1,533,259
	REAL ESTATE — 1.3%
32,452	Seritage Growth Properties - Series A, 7.000%[1,2,4]	774,629
	REITS — 82.7%
116,199	AGNC Investment Corp. - Series C, 10.687% (3-Month Term SOFR + 537.26 basis points)[1,2,4,5]	2,920,081
24,243	AGNC Investment Corp. - Series D, 6.875% (3-Month USD Libor + 433.2 basis points)1,2,4,5	595,166
18,665	AGNC Investment Corp. - Series F, 6.125% (3-Month USD Libor + 469.7 basis points)1,2,4,5	428,548
66,316	American Homes 4 Rent - Series G, 5.875%[1,2,4]	1,524,605
74,673	Annaly Capital Management, Inc. - Series F, 10.553% (3-Month Term SOFR + 525.46 basis points)[1,2,4,5]	1,875,039

AXS Income Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	REITS (Continued)
25,547	Annaly Capital Management, Inc. - Series G, 9.736% (3-Month Term SOFR + 443.36 basis points)[2,4,5]	$631,266
30,786	Annaly Capital Management, Inc. - Series I, 6.750% (3-Month USD Libor + 498.9 basis points)[1,2,4,5]	764,416
43,350	Arbor Realty Trust, Inc. - Series D, 6.375%[1,2,4]	847,926
54,761	Arbor Realty Trust, Inc. - Series E, 6.250%[1,2,4]	1,067,840
50,201	Arbor Realty Trust, Inc. - Series F, 6.250% (3-Month Term SOFR + 544 basis points)[1,2,4,5]	1,017,072
99,948	Armada Hoffler Properties, Inc. - Series A, 6.750%[1,2,4]	2,201,854
17,046	Centerspace - Series C, 6.625%[1,2,4]	411,490
67,175	Chatham Lodging Trust - Series A, 6.625%[1,2,4]	1,463,743
34,183	Chimera Investment Corp. - Series A, 8.000%[1,2,4]	718,869
60,224	Chimera Investment Corp. - Series C, 7.750% (3-Month USD Libor + 474.3 basis points)[1,2,4,5]	1,234,592
52,854	Chimera Investment Corp. - Series D, 8.000% (3-Month USD Libor + 537.9 basis points)[2,4,5]	1,307,608
65,305	CorEnergy Infrastructure Trust, Inc., 7.375%*,2,4	65,305
38,292	CTO Realty Growth, Inc. - Series A, 6.375%[1,2,4]	775,413
64,379	DiamondRock Hospitality Co. - Series A, 8.250%[1,2,4]	1,621,707
81,990	EPR Properties - Series G, 5.750%[1,2,4]	1,561,090
33,861	Franklin BSP Realty Trust, Inc. - Series E, 7.500%[1,2,4]	690,764
51,512	Global Net Lease, Inc. - Series A, 7.250%[1,2,4]	1,044,148
49,338	Global Net Lease, Inc. - Series B, 6.875%[2,4]	932,488
11,056	Kimco Realty Corp., 7.250%[1,4,6]	623,116
107,081	KKR Real Estate Finance Trust, Inc. - Series A, 6.500%[1,2,4]	1,887,838
49,537	National Storage Affiliates Trust - Series A, 6.000%[1,2,4]	1,135,388
54,092	Pebblebrook Hotel Trust - Series E, 6.375%[1,2,4]	1,119,704
66,820	Pebblebrook Hotel Trust - Series F, 6.300%[1,2,4]	1,363,128
68,142	Pebblebrook Hotel Trust - Series G, 6.375%[1,2,4]	1,404,407
75,199	Pebblebrook Hotel Trust - Series H, 5.700%[1,2,4]	1,413,741
16,659	PennyMac Mortgage Investment Trust - Series B, 8.000% (3-Month USD Libor + 0.00 basis points)[1,2,4,5]	387,322
64,535	PennyMac Mortgage Investment Trust - Series C, 6.750%[2,4]	1,228,746
23,163	Rithm Capital Corp. - Series B, 7.125% (3-Month USD Libor + 564 basis points)[1,2,4,5]	565,641
64,271	Rithm Capital Corp. - Series C, 6.375% (3-Month USD Libor + 496.9 basis points)[1,2,4,5]	1,453,810
143,432	RLJ Lodging Trust - Series A, 1.950%[1,4,6]	3,512,650
34,765	SL Green Realty Corp. - Series I, 6.500%[1,2,4]	790,904
52,665	Summit Hotel Properties, Inc. - Series E, 6.250%[1,2,4]	1,083,319
108,347	Summit Hotel Properties, Inc. - Series F, 5.875%[1,2,4]	2,120,351
66,121	Sunstone Hotel Investors, Inc. - Series H, 6.125%[1,2,4]	1,402,426
70,000	Sunstone Hotel Investors, Inc. - Series I, 5.700%[1,2,4]	1,390,200
53,019	TPG RE Finance Trust, Inc. - Series C, 6.250%[1,2,4]	858,378
34,000	UMH Properties, Inc. - Series D, 6.375%[1,2,4]	769,080

AXS Income Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	REITS (Continued)
68,215	Vornado Realty Trust - Series O, 4.450%[1,2,4]	$867,695
		51,078,874
	TELECOMMUNICATIONS — 5.5%
31,663	DigitalBridge Group, Inc. - Series H, 7.125%[1,2,4]	741,231
51,221	DigitalBridge Group, Inc. - Series I, 7.150%[1,2,4]	1,192,425
61,680	DigitalBridge Group, Inc. - Series J, 7.125%[1,2,4]	1,447,013
		3,380,669
	TOTAL PREFERRED STOCKS
	(Cost $61,585,354)	56,767,431
	SHORT-TERM INVESTMENTS — 2.9%
1,780,700	Goldman Sachs Financial Square Government Fund - Institutional Shares, 5.13%[1,7]	1,780,700
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,780,700)	1,780,700

	TOTAL INVESTMENTS — 115.9%
	(Cost $75,767,368)	71,519,363
	Liabilities in Excess of Other Assets — (15.9)%	(9,793,625)
	TOTAL NET ASSETS — 100.0%	$61,725,738

REIT – Real Estate Investment Trusts

*Non-income producing security.

[1]	All or a portion of the security is segregated as collateral for line of credit borrowings. As of March 31, 2024, the aggregate value of those securities was $39,287,062, representing 63.6% of net assets.
[2]	Callable.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Perpetual security. Maturity date is not applicable.
[5]	Variable rate security.
[6]	Convertible security.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

SUMMARY OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
REITS	20.2%
Venture Capital	0.8%
Total Common Stocks	21.0%
Preferred Stocks
REITS	82.7%
Telecommunications	5.5%
Commercial Services	2.5%
Real Estate	1.3%
Total Preferred Stocks	92.0%
Short-Term Investments	2.9%
Total Investments	115.9%
Liabilities in Excess of Other Assets	(15.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 88.0%
	ADVERTISING — 1.1%
7,500	Trade Desk, Inc. - Class A*	$655,650
	AEROSPACE/DEFENSE — 2.0%
5,300	L3Harris Technologies, Inc.	1,129,430
	APPAREL — 1.0%
600	Deckers Outdoor Corp.*	564,756
	AUTO MANUFACTURERS — 0.7%
3,500	PACCAR, Inc.	433,615
	BIOTECHNOLOGY — 1.0%
1,350	Vertex Pharmaceuticals, Inc.*	564,313
	BUILDING MATERIALS — 3.0%
5,000	Advanced Drainage Systems, Inc.	861,200
14,500	Carrier Global Corp.	842,885
		1,704,085
	COMMERCIAL SERVICES — 1.4%
1,100	United Rentals, Inc.	793,221
	COMPUTERS — 4.5%
3,000	Apple, Inc.	514,440
8,900	Leidos Holdings, Inc.	1,166,701
10,500	Parsons Corp.*	870,975
		2,552,116
	COSMETICS/PERSONAL CARE — 1.4%
4,100	elf Beauty, Inc.*	803,723
	DIVERSIFIED FINANCIAL SERVICES — 9.7%
7,700	Apollo Global Management, Inc.	865,865
700	BlackRock, Inc.	583,590
8,000	FTAI Aviation Ltd.	538,400
16,500	Mr Cooper Group, Inc.*	1,286,175
11,000	Tradeweb Markets, Inc. - Class A	1,145,870
2,000	Visa, Inc. - Class A	558,160
22,000	XP, Inc. - Class A	564,520
		5,542,580
	ELECTRONICS — 0.7%
1,000	Hubbell, Inc.	415,050

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENGINEERING & CONSTRUCTION — 3.5%
1,000	Comfort Systems USA, Inc.	$317,710
750	EMCOR Group, Inc.	262,650
9,000	Granite Construction, Inc.	514,170
5,000	MYR Group, Inc.*	883,750
		1,978,280
	ENTERTAINMENT — 2.1%
27,000	DraftKings, Inc. - Class A*	1,226,070
	HOME BUILDERS — 1.6%
7,000	Toll Brothers, Inc.	905,590
	INSURANCE — 3.1%
32,000	Equitable Holdings, Inc.	1,216,320
15,000	Skyward Specialty Insurance Group, Inc.*	561,150
		1,777,470
	INTERNET — 14.1%
8,000	Alphabet, Inc. - Class A*	1,207,440
13,000	Amazon.com, Inc.*	2,344,940
5,000	Meta Platforms, Inc. - Class A	2,427,900
2,300	Netflix, Inc.*	1,396,859
2,500	Spotify Technology S.A.*	659,750
		8,036,889
	MACHINERY-CONSTRUCTION & MINING — 1.9%
13,000	Vertiv Holdings Co. - Class A	1,061,710
	MISCELLANEOUS MANUFACTURING — 2.7%
1,100	Parker-Hannifin Corp.	611,369
10,000	Textron, Inc.	959,300
		1,570,669
	OIL & GAS — 1.0%
2,750	Marathon Petroleum Corp.	554,125
	OIL & GAS SERVICES — 1.0%
6,000	Tidewater, Inc.*	552,000
	PACKAGING & CONTAINERS — 1.0%
3,000	Packaging Corp. of America	569,340
	PHARMACEUTICALS — 4.3%
6,000	Ascendis Pharma A/S	907,020

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PHARMACEUTICALS (Continued)
12,000	Novo Nordisk A/S - ADR	$1,540,800
		2,447,820
	RETAIL — 4.1%
12,000	Academy Sports & Outdoors, Inc.	810,480
800	Costco Wholesale Corp.	586,104
1,000	Lululemon Athletica, Inc.*	390,650
500	O'Reilly Automotive, Inc.*	564,440
		2,351,674
	SEMICONDUCTORS — 9.9%
28,000	ACM Research, Inc. - Class A*	815,920
6,500	Advanced Micro Devices, Inc.*	1,173,185
3,000	NVIDIA Corp.	2,710,680
7,000	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	952,350
		5,652,135
	SOFTWARE — 9.7%
1,420	HubSpot, Inc.*	889,715
4,600	Microsoft Corp.	1,935,312
2,000	MongoDB, Inc.*	717,280
15,000	Samsara, Inc. - Class A*	566,850
1,100	ServiceNow, Inc.*	838,640
1,000	Synopsys, Inc.*	571,500
		5,519,297
	TELECOMMUNICATIONS — 1.5%
3,000	Arista Networks, Inc.*	869,940
	TOTAL COMMON STOCKS
	(Cost $38,696,635)	50,231,548
	EXCHANGE-TRADED FUNDS — 5.0%
13,000	Fidelity Wise Origin Bitcoin Fund*	806,780
18,000	SPDR S&P Biotech ETF	1,708,020
2,000	SPDR S&P Oil & Gas Exploration & Production ETF	309,860
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $2,553,391)	2,824,660

Number of Contracts
PURCHASED OPTIONS CONTRACTS — 1.6%
PUT OPTIONS — 1.6%
50	Apple, Inc. Exercise Price: $170.00, Notional Amount: $850,000, Expiration Date: May 17, 2024*	24,350

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
30	Comfort Systems USA, Inc. Exercise Price: $300.00, Notional Amount: $900,000, Expiration Date: April 19, 2024*	$9,600
250	DraftKings, Inc. Exercise Price: $45.00, Notional Amount: $1,125,000, Expiration Date: May 17, 2024*	80,000
400	Invesco QQQ Trust Series 1 Exercise Price: $430.00, Notional Amount: $17,200,000, Expiration Date: May 17, 2024*	191,200
50	Marathon Petroleum Corp. Exercise Price: $200.00, Notional Amount: $1,000,000, Expiration Date: May 17, 2024*	36,450
50	NVIDIA Corp. Exercise Price: $935.00, Notional Amount: $4,675,000, Expiration Date: May 17, 2024*	369,600
15	O'Reilly Automotive, Inc. Exercise Price: $1,160.00, Notional Amount: $1,740,000, Expiration Date: May 17, 2024*	74,250
75	PACCAR, Inc. Exercise Price: $125.00, Notional Amount: $937,500, Expiration Date: May 17, 2024*	30,600
50	Toll Brothers, Inc. Exercise Price: $115.00, Notional Amount: $575,000, Expiration Date: May 17, 2024*	6,250
115	Vertiv Holdings Co. Exercise Price: $80.00, Notional Amount: $920,000, Expiration Date: May 17, 2024*	75,440
	TOTAL PUT OPTIONS
	(Cost $879,600)	897,740
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $879,600)	897,740

Number of Shares
	SHORT-TERM INVESTMENTS — 6.9%
3,965,703	Fidelity Investments Money Market Government Portfolio - Class I, 5.14%[1]	3,965,703
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,965,703)	3,965,703
	TOTAL INVESTMENTS — 101.5%
	(Cost $46,095,329)	57,919,651
	Liabilities in Excess of Other Assets — (1.5)%	(862,467)
	TOTAL NET ASSETS — 100.0%	$57,057,184

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT — (2.0)%
	EXCHANGE-TRADED FUNDS — (2.0)%
(9,000)	Industrial Select Sector SPDR	$(1,133,640)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $1,120,672)	(1,133,640)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,120,672)	$(1,133,640)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AXS Dynamic Opportunity Fund

SUMMARY OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Internet	14.1%
Semiconductors	9.9%
Software	9.7%
Diversified Financial Services	9.7%
Computers	4.5%
Pharmaceuticals	4.3%
Retail	4.1%
Engineering & Construction	3.5%
Insurance	3.1%
Building Materials	3.0%
Miscellaneous Manufacturing	2.7%
Entertainment	2.1%
Aerospace/Defense	2.0%
Machinery-Construction & Mining	1.9%
Home Builders	1.6%
Telecommunications	1.5%
Commercial Services	1.4%
Cosmetics/Personal Care	1.4%
Advertising	1.1%
Oil & Gas	1.0%
Apparel	1.0%
Packaging & Containers	1.0%
Biotechnology	1.0%
Oil & Gas Services	1.0%
Auto Manufacturers	0.7%
Electronics	0.7%
Total Common Stocks	88.0%
Exchange-Traded Funds	5.0%
Purchased Options Contracts	1.6%
Short-Term Investments	6.9%
Total Investments	101.5%
Liabilities in Excess of Other Assets	(1.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS Tactical Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 2.3%
	INVESTMENT COMPANIES — 1.3%
8,500	Ares Capital Corp.	$176,970
1,000	Blackstone Secured Lending Fund	31,150
5,000	FS KKR Capital Corp.	95,350
3,000	Main Street Capital Corp.	141,930
		445,400
	REITS — 1.0%
8,000	Annaly Capital Management, Inc. - REIT	157,520
8,000	Starwood Property Trust, Inc. - REIT	162,640
		320,160
	TOTAL COMMON STOCKS
	(Cost $760,059)	765,560
	EXCHANGE-TRADED FUNDS — 89.2%
14,000	Alerian MLP ETF	664,440
85,000	First Trust Preferred Securities and Income ETF	1,472,200
75,000	Invesco CEF Income Composite ETF	1,413,750
95,000	Invesco Senior Loan ETF	2,009,250
60,000	Invesco Taxable Municipal Bond	1,593,000
9,000	iShares 20+ Year Treasury Bond ETF	851,580
33,000	iShares Floating Rate Bond ETF	1,684,980
12,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,307,040
9,000	iShares J.P. Morgan USD Emerging Markets Bond ETF	807,030
25,000	iShares Mortgage Real Estate ETF	581,000
9,100	iShares National Muni Bond ETF	979,160
58,000	iShares Preferred and Income Securities ETF	1,869,340
27,000	iShares Treasury Floating Rate Bond ETF	1,368,630
27,000	Janus Henderson AAA CLO ETF	1,369,980
9,000	JPMorgan Alerian MLP Index ETN	256,410
5,000	PIMCO Corporate & Income Opportunity Fund	74,350
41,000	ProShares Short 20+ Year Treasury	950,790
47,000	SPDR Blackstone Senior Loan ETF	1,979,170
4,000	SPDR Bloomberg 1-3 Month T-Bill ETF	367,200
12,500	SPDR Bloomberg Convertible Securities ETF	913,000
14,000	SPDR Bloomberg High Yield Bond ETF	1,332,800
59,000	VanEck BDC Income ETF	997,100
36,000	VanEck Emerging Markets High Yield Bond ETF	686,880
35,000	VanEck Fallen Angel High Yield Bond ETF	1,015,700
16,500	VanEck High Yield Muni ETF	862,290
10,500	Vanguard Total International Bond ETF	516,495
25,000	WisdomTree Floating Rate Treasury Fund	1,257,250
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $28,205,819)	29,180,815

AXS Tactical Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS — 1.7%
	CLOSED-END FUNDS — 1.7%
20,000	BlackRock Corporate High Yield Fund, Inc.	$195,800
23,000	Eaton Vance Ltd. Duration Income Fund	224,250
20,000	Nuveen Preferred & Income Opportunities Fund	143,800
		563,850
	TOTAL MUTUAL FUNDS
	(Cost $547,103)	563,850
	SHORT-TERM INVESTMENTS — 8.9%
1,263,727	Fidelity Investments Money Market Government Portfolio - Class I, 5.14%[1]	1,263,727
1,647,791	Goldman Sachs Financial Square Government Fund, 4.89%[1]	1,647,791
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,911,518)	2,911,518
	TOTAL INVESTMENTS — 102.1%
	(Cost $32,424,499)	33,421,743
	Liabilities in Excess of Other Assets — (2.1)%	(691,952)
	TOTAL NET ASSETS — 100.0%	$32,729,791

REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund
ETN – Exchange Traded Note
BDC – Business Development Company

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AXS Tactical Income Fund

SUMMARY OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Investment Companies	1.3%
REITS	1.0%
Total Common Stocks	2.3%
Exchange-Traded Funds	89.2%
Mutual Funds
Closed-end Funds	1.7%
Total Mutual Funds	1.7%
Short-Term Investments	8.9%
Total Investments	102.1%
Liabilities in Excess of Other Assets	(2.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 85.8%
$11,818,964	UMB Bank, Money Market Fiduciary Deposit Investment, 0.01%[1,2]	$11,818,964

27,925,689	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[1]	27,925,689
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $39,744,653)	39,744,653

	TOTAL INVESTMENTS — 85.8%
	(Cost $39,744,653)	39,744,653
	Other Assets in Excess of Liabilities — 14.2%	6,588,791
	TOTAL NET ASSETS — 100.0%	$46,333,444

[1]	The rate is the annualized seven-day yield at period end.
[2]	All or a portion of this investment is a holding of AXS Chesapeake Strategy Fund Limited.

See accompanying Notes to Consolidated Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value*	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Rough Rice[1]	May 2024	39	1,440,660	$(164,580)
CME Live Cattle[1]	June 2024	5	368,200	(7,700)
CMX Copper[1]	May 2024	6	608,588	(7,538)
CMX Gold[1]	June 2024	8	1,759,280	31,440
ICE Brent Crude Oil	June 2024	7	592,550	16,450
ICE Low Sulphur Gas[1]	May 2024	15	1,231,125	(19,125)
LME Tin[1]	June 2024	6	853,500	(28,620)
MDE Crude Palm Oil[1]	June 2024	16	1,684,000	(6,254)
NYBOT Cocoa[1]	May 2024	4	210,520	180,120
NYBOT Coffee 'C'[1]	May 2024	7	491,531	4,200
NYBOT Cotton #2[1]	May 2024	30	1,395,257	(24,557)
NYMEX NY Harbor ULSD[1]	May 2024	10	1,150,422	(48,888)
NYMEX RBOB Gasoline[1]	May 2024	5	575,442	(4,116)
NYMEX WTI Crude Oil[1]	May 2024	6	493,680	5,340
SAFEX Sunflower Seed[1]	May 2024	9	4,303,000	2,798
SGX Iron Ore CFR China 62% FE Fines[1]	April 2024	65	674,440	(11,765)

Currency Futures
Brazil Real	May 2024	91	1,814,995	(3,640)
Canadian Dollar	June 2024	28	2,082,220	(11,900)
CME British Pound	June 2024	36	2,881,125	(40,050)
CME Euro	June 2024	11	1,511,043	(23,087)
CME Mexican Peso	June 2024	67	1,970,805	20,770

Index Futures
CAC 40 10 Euro	April 2024	34	2,727,650	73,730
CBOT DJIA Index E-Mini	June 2024	20	3,918,700	98,900
CME E-mini S&P 500	June 2024	18	4,672,125	105,525
CME E-mini S&P MidCap 400	June 2024	7	2,090,340	63,840
CME NASDAQ 100 E-Mini	June 2024	8	2,926,792	29,208
EUX DAX Index	June 2024	7	3,150,525	145,943
EUX Euro STOXX 50	June 2024	53	2,586,665	94,061
FTSE Taiwan	April 2024	44	3,035,560	440
IBEX 35	April 2024	17	1,744,880	147,294
ICF FTSE 100 Index	June 2024	16	1,262,100	20,169
MIL FTSE/MIB Index	June 2024	14	2,287,250	116,000
MSCI EAFE E-Mini	June 2024	28	3,256,680	43,260
MSCI Emerging Markets	June 2024	11	576,620	330
MSE S&P/TSE 60 Index	June 2024	19	5,010,642	63,988
SFE SPI 200 Index	June 2024	25	4,835,000	87,564
SGX Nikkei 225	June 2024	24	465,804,000	107,650

Interest Rate Futures
EUX Euro-BTP Italian Government Bond	June 2024	51	5,948,130	130,953
EUX Euro-Bund	June 2024	47	6,174,860	101,413
EUX Euro-Buxl 30-Year Bond	June 2024	16	2,100,800	77,678
ICF 3MO EURO EURIBOR	June 2024	184	44,548,700	(243,176)
ICF Long Gilt	June 2024	8	779,760	24,940
Total Long Contracts			597,530,162	1,149,008

Short Contracts
Commodity Futures
CBOT Corn[1]	May 2024	(41)	(881,500)	(24,600)
CBOT Oats[1]	May 2024	(16)	(297,333)	11,733
CBOT Soybean[1]	May 2024	(18)	(1,050,975)	(21,375)
CBOT Soybean Oil[1]	May 2024	(20)	(555,720)	(19,680)
CBOT Wheat[1]	May 2024	(21)	(590,888)	2,625
CME Lean Hogs[1]	June 2024	(3)	(122,690)	950
Euronext Rapeseed[1]	May 2024	(28)	(613,900)	755
ICE Canola[1]	May 2024	(100)	(1,197,988)	(40,464)
ICE Carbon Emissions[1]	December 2024	(21)	(1,512,840)	231,999
LME Lead[1]	June 2024	(5)	(268,624)	12,059
LME Primary Aluminum[1]	June 2024	(12)	(675,150)	(25,242)
LME Primary Nickel[1]	June 2024	(4)	(434,448)	32,680
LME Zinc[1]	June 2024	(9)	(572,683)	24,770
NYMEX Palladium[1]	June 2024	(1)	(96,250)	(5,900)
NYMEX Platinum[1]	July 2024	(15)	(688,050)	(2,775)

Currency Futures
CME Japanese Yen	June 2024	(46)	(3,950,480)	106,318
CME Swiss Franc	June 2024	(43)	(6,037,337)	27,012
Swedish Krona	June 2024	(19)	(19,372,875)	(83,702)

Index Futures
FTSE China A50	April 2024	(95)	(1,151,509)	109

Interest Rate Futures
CBOT 2-Year U.S. Treasury Note	June 2024	(46)	(9,414,906)	8,625
CBOT 5-Year U.S. Treasury Note	June 2024	(91)	(9,710,694)	(27,727)
CBOT 10-Year U.S. Treasury Note	June 2024	(73)	(8,029,430)	(58,742)
CBOT U.S. Long Bond	June 2024	(25)	(2,940,039)	(70,898)
CBOT Ultra Long-Term U.S. Treasury Bond	June 2024	(13)	(1,627,438)	(49,562)
MSE Canadian 10 Year Bond	June 2024	(34)	(4,064,360)	(20,080)
SFE Australian 10 Year Bond	June 2024	(93)	(10,829,024)	(8,163)
Total Short Contracts			(86,687,131)	725

TOTAL FUTURES CONTRACTS			510,843,031	$1,149,733

*	Local currency.
[1]	This investment is a holding of AXS Chesapeake Strategy Fund Limited.

See accompanying Notes to Consolidated Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED SUMMARY OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Security Type	Percent of Total Net Assets
Short-Term Investments	85.8%
Total Investments	85.8%
Other Assets in Excess of Liabilities	14.2%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2024 (Unaudited)

	Multi-Strategy Alternatives Fund	Sustainable Income Fund	FTSE Venture Capital Return Tracker Fund	Merger Fund
Assets:
Investments, at value (cost $13,980,568, $4,368,184, $98,653,806, $15,353,394, respectively)	$15,916,888	$4,362,294	$135,156,341	$15,714,124
Foreign currency, at value (cost $0, $0, $22 and $22, respectively)	-	-	-	20
Purchased options contracts, at value (cost $0, $0, $0 and $0, respectively)	-	-	-	-
Cash	551	-	55,355	6,825,283
Cash deposited with brokers	-	-	-	-
Cash deposited with brokers for securities sold short	-	-	-	4,916,572
Receivables:
Investment securities sold	-	430,469	-	-
Fund shares sold	-	17,098	279,303	-
Due from Advisor	-	3,219	-	-
Dividends and interest	17,085	4,007	72,262	9,590
Reclaims receivable	-	-	-	-
Prepaid expenses and other assets	18,740	5,282	2,832	24,592
Total assets	15,953,264	4,822,369	135,566,093	27,490,181

Liabilities:
Foreign currency due to custodian, at value (proceeds $0, $0, $0 and $133,484, respectively)	-	-	-	131,503
Securities sold short, at value (proceeds $0, $0, $0 and $4,685,670, respectively)	-	-	-	5,086,469
Unrealized depreciation on open swap contracts	-	-	4,085,505	-
Payables:
Investment securities purchased	-	-	-	27,316
Fund shares redeemed	131,321	7,738	341,272	3,600,450
Due to Broker	-	-	-	-
Advisory fees	1,432	-	60,501	6,945
Distribution fees - Class A & Class D (Note 8)	-	-	-	-
Distribution fees - Class A & Class C (Note 8)	-	-	12,770	-
Distribution fees - Class A (Note 8)	-	-	-	-
Distribution fees - Investor Class (Note 8)	2,908	-	-	190
Shareholder servicing fees (Note 7)	-	-	-	-
Dividends on securities sold short	-	-	-	14
Swap payable	81,326	-	-	-
Fund accounting and administration fees	11,859	5,319	41,193	30,442
Auditing fees	10,171	10,030	12,198	7,748
Trustees' deferred compensation (Note 3)	8,702	4,896	43,206	11,334
Sub-transfer agent fees and expenses	7,693	2,343	12,524	14,501
Legal fees	6,717	5,743	24,895	10,651
Custody fees	5,218	4,116	6,389	13,900
Transfer agent fees and expenses	3,854	5,642	19,726	7,797
Trustees' fees and expenses	2,935	4,168	1,191	7,899
Shareholder reporting fees	1,440	469	15,647	5,334
Chief Compliance Officer fees	1,230	4,601	3,431	10,591
Loan payable	-	-	-	-
Interest Expense	-	-	-	-
Registration fees	-	-	-	-
Dividend Payable	-	47,917	-	-
Accrued other expenses	271	289	360	1,988
Total liabilities	277,077	103,271	4,680,808	8,975,072
Commitments and contingencies (Note 3)
Net Assets	$15,676,187	$4,719,098	$130,885,285	$18,515,109

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2024 (Unaudited)

	Multi-Strategy Alternatives Fund	Sustainable Income Fund	FTSE Venture Capital Return Tracker Fund	Merger Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$14,153,829	$5,367,922	$214,043,596	$17,442,339
Total distributable earnings (accumulated deficit)	1,522,358	(648,824)	(83,158,311)	1,072,770
Net Assets	$15,676,187	$4,719,098	$130,885,285	$18,515,109

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding			$37,295,144
Shares of beneficial interest issued and outstanding			1,709,652
Redemption price per share[1]			$21.81
Maximum sales charge (5.75% of offering price)[2]			1.33
Maximum offering price to public			$23.14

Class C Shares:
Net assets applicable to shares outstanding			$4,797,347
Shares of beneficial interest issued and outstanding			235,837
Redemption price per share[1,3]			$20.34

Investor Class Shares[4]:
Net assets applicable to shares outstanding	$11,386,466			$902,946
Shares of beneficial interest issued and outstanding	965,586			84,508
Redemption price per share[1]	$11.79			$10.68

Class I Shares:
Net assets applicable to shares outstanding	$4,289,721	$4,719,098	$88,792,794	$17,612,163
Shares of beneficial interest issued and outstanding	361,228	619,187	3,999,396	1,590,155
Redemption price per share[1]	$11.88	$7.62	$22.20	$11.08

[1]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. The Multi-Strategy Alternatives Fund does not have redemption fees.
[2]	No sales charge applies on investments of $1 million or more.
[3]	A contingent deferred sales charge ("CDSC") of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.
[4]	Previously R-1 Class Shares for the Multi-Strategy Alternatives Fund.

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2024 (Unaudited)

	Alternative Value Fund	Market Neutral Fund	Adaptive Plus Fund	Income Opportunities Fund
Assets:
Investments, at value (cost $13,455,397, $19,921,603, $38,906,962 and $75,767,368, respectively)	$14,945,476	$21,274,817	$38,899,937	$71,519,363
Foreign currency, at value (cost $0, $0, $0 and $0, respectively)	-	-	-	-
Purchased options contracts, at value (cost $0, $0, $7,229,266 and $0, respectively)	-	-	11,496,997	-
Cash	31,344	169,314	-	184,857
Cash deposited with brokers	-	-	-	-
Cash deposited with brokers for securities sold short	-	12,367,447	-	-
Receivables:
Investment securities sold	1,593,468	-	-	1,124,889
Fund shares sold	-	3,666	18,096	1,257,323
Due from Advisor	3,084	-	-	-
Dividends and interest	18,633	52,665	61,318	731,706
Reclaims receivable	-	-	-	178
Prepaid expenses and other assets	13,610	27,239	9,617	27,103
Total assets	16,605,615	33,895,148	50,485,965	74,845,419

Liabilities:
Foreign currency due to custodian, at value (proceeds $0, $0, $0 and $0, respectively)	-	-	-	-
Securities sold short, at value (proceeds $0, $12,026,666, $0 and $0, respectively)	-	12,426,053	-	-
Unrealized depreciation on open swap contracts	-	-	-	-
Payables:
Investment securities purchased	901,905	-	-	-
Fund shares redeemed	43,973	312	60,465	766,898
Due to Broker	-	4,451,654	-	863,128
Advisory fees	-	1,892	31,320	20,535
Distribution fees - Class A & Class D (Note 8)	-	-	-	8,598
Distribution fees - Class A & Class C (Note 8)	-	-	-	-
Distribution fees - Class A (Note 8)	-	-	-	-
Distribution fees - Investor Class (Note 7)	286	216	-	-
Shareholder servicing fees (Note 7)	-	-	-	-
Dividends on securities sold short	-	33,224	-	-
Swap payable	-	-	-	-
Fund accounting and administration fees	17,798	12,349	3,643	47,597
Auditing fees	6,963	6,963	8,919	6,441
Trustees' deferred compensation (Note 3)	3,502	4,305	4,013	11,906
Sub-transfer agent fees and expenses	1,276	6,307	-	11,509
Legal fees	1,934	4,635	2,731	14,164
Custody fees	1,360	6,003	2,583	5,384
Transfer agent fees and expenses	3,003	2,028	103	14,990
Trustees' fees and expenses	1,173	1,744	165	768
Shareholder reporting fees	11	2,095	1,454	-
Chief Compliance Officer fees	3,998	364	2,019	3,156
Loan payable	2,081,656	-	-	10,187,691
Interest Expense	10,411	-	-	48,689
Registration fees	-	-	-	-
Dividend Payable	-	-	-	1,103,476
Accrued other expenses	155	724	5,061	4,751
Total liabilities	3,079,404	16,960,868	122,476	13,119,681
Commitments and contingencies (Note 3)
Net Assets	$13,526,211	$16,934,280	$50,363,489	$61,725,738

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2024 (Unaudited)

	Alternative Value Fund	Market Neutral Fund	Adaptive Plus Fund	Income Opportunities Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$12,162,038	$20,019,607	$45,906,793	$115,950,815
Total distributable earnings (accumulated deficit)	1,364,173	(3,085,327)	4,456,696	(54,225,077)
Net Assets	$13,526,211	$16,934,280	$50,363,489	$61,725,738

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$1,352,202	$984,790
Shares of beneficial interest issued and outstanding	104,845	80,069
Redemption price per share[5]	$12.90	$12.30

Class A Shares:
Net assets applicable to shares outstanding				$2,294,673
Shares of beneficial interest issued and outstanding				147,395
Redemption price per share				$15.57
Maximum sales charge (5.75% of offering price)				0.95
Maximum offering price to public				$16.52

Class D Shares:
Net assets applicable to shares outstanding				$5,815,682
Shares of beneficial interest issued and outstanding				382,363
Redemption price per share				$15.21

Class I Shares:
Net assets applicable to shares outstanding	$12,174,008	$15,949,490	$50,363,489	$53,615,383
Shares of beneficial interest issued and outstanding	946,914	1,264,998	4,436,049	3,432,143
Redemption price per share[5]	$12.86	$12.61	$11.35	$15.62

[5]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. The Adaptive Plus Fund and Income Opportunities Fund do not have redemption fees.

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2024 (Unaudited)

	Dynamic Opportunity Fund	Tactical Income Fund
Assets:
Investments, at value (cost $45,215,729 and $32,424,499, respectively)	$57,021,911	$33,421,743
Foreign currency, at value (cost $0 and $0, respectively)	-	-
Purchased options contracts, at value (cost $879,600 and $0, respectively)	897,740	-
Cash	120	22,591
Cash deposited with brokers	906,550	25,000
Cash deposited with brokers for securities sold short	-	-
Receivables:
Investment securities sold	766,894	54,395
Fund shares sold	-	101,479
Due from Advisor	-	-
Dividends and interest	40,995	28,121
Reclaims receivable	-	-
Prepaid expenses	40,386	24,795
Total assets	59,674,596	33,678,124

Liabilities:
Foreign currency due to custodian, at value (proceeds $0 and $0, respectively)	-	-
Securities sold short, at value (proceeds $1,120,672 and $0, respectively)	1,133,640	-
Unrealized depreciation on open swap contracts	-	-
Payables:
Investment securities purchased	1,325,616	687,105
Fund shares redeemed	69,285	81,011
Due to Broker	-	-
Advisory fees	30,679	16,670
Distribution fees - Class A & Class D (Note 8)	-	-
Distribution fees - Class A & Class C (Note 8)	-	-
Distribution fees - Class A (Note 8)	953	1,065
Distribution fees - Investor Class (Note 8)	-	-
Shareholder servicing fees (Note 7)	15,844	8,657
Dividends on securities sold short	-	-
Swap payable	-	-
Fund accounting and administration fees	11,216	9,249
Auditing fees	7,615	10,955
Trustees' deferred compensation (Note 3)	3,816	2,501
Sub-transfer agent fees and expenses	3,318	2,789
Legal fees	1,961	4,556
Custody fees	3,145	2,614
Transfer agent fees and expenses	6,775	8,601
Trustees' fees and expenses	1,565	2,169
Shareholder reporting fees	-	1,446
Chief Compliance Officer fees	686	1,876
Loan payable	-	-
Interest Expense	-	-
Registration fees	-	1,940
Dividend Payable	-	101,479
Accrued other expenses	1,298	3,650
Total liabilities	2,617,412	948,333
Commitments and contingencies (Note 3)
Net Assets	$57,057,184	$32,729,791

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2024 (Unaudited)

	Dynamic Opportunity Fund	Tactical Income Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$45,239,747	$41,334,433
Total distributable earnings (accumulated deficit)	11,817,437	(8,604,642)
Net Assets	$57,057,184	$32,729,791

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$1,940,034	$1,453,138
Shares of beneficial interest issued and outstanding	99,302	163,186
Redemption price per share[6]	$19.54	$8.90
Maximum sales charge (5.75% of offering price)[7]	1.19	0.54
Maximum offering price to public	$20.73	$9.44

Class I Shares:
Net assets applicable to shares outstanding	$55,117,150	$31,276,653
Shares of beneficial interest issued and outstanding	2,768,400	3,538,741
Redemption price per share[6]	$19.91	$8.84

[6]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
[7]	There are no sales charges on investments of $1 million or more. On sales of $25,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2024 (Unaudited)

Assets:
Investments, at value (cost $39,744,653)	$39,744,653
Cash	20,061
Cash deposited with brokers for open futures contracts	5,496,853
Variation margin on futures contracts	1,149,733
Receivables:
Dividends and interest	111,002
Fund shares sold	1,050
Prepaid expenses and other assets	9,570
Total assets	46,532,922

Liabilities:
Payables:
Fund shares redeemed	35,781
Advisory fees	21,856
Distribution fees - Class A & Class C (Note 8)	4,793
Fund administration and accounting fees	47,103
Trustees' deferred compensation (Note 3)	26,366
Auditing fees	11,290
Transfer agent fees and expenses	10,652
Legal fees	10,631
Sub-transfer agent fees and expenses	9,869
Shareholder reporting fees	9,738
Chief Compliance Officer fees	4,440
Custody fees	3,531
Trustees' fees and expenses	1,774
Accrued other expenses	1,654
Total liabilities	199,478
Commitments and contingencies (Note 3)
Net Assets	$46,333,444

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$67,748,214
Total distributable earnings (accumulated deficit)	(21,414,770)
Net Assets	$46,333,444

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$7,335,159
Shares of beneficial interest issued and outstanding	616,223
Redemption price per share	$11.90
Maximum sales charge (5.75% of offering price)[1]	0.73
Maximum offering price to public	$12.63

Class C Shares:
Net assets applicable to shares outstanding	$3,765,478
Shares of beneficial interest issued and outstanding	298,456
Redemption price per share[2]	$12.62

Class I Shares:
Net assets applicable to shares outstanding	$35,232,807
Shares of beneficial interest issued and outstanding	2,923,824
Redemption price per share	$12.05

[1]	No sales charge applies on investments of $1 million or more.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Consolidated Financial Statements.

AXS Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2024 (Unaudited)

	Multi-Strategy Alternatives Fund	Sustainable Income Fund	FTSE Venture Capital Return Tracker Fund	Merger Fund
Investment Income:
Dividends (net of foreign withholding taxes of $193, $0, $0 and $137, respectively)	$131,461	$2,227	$478,744	$94,119
Interest	43,528	101,772	68,570	429,300
Total investment income	174,989	103,999	547,314	523,419

Expenses:
Advisory fees	77,550	13,527	774,615	177,177
Fund accounting and administration fees	25,205	11,953	98,991	36,701
Registration fees	17,380	11,504	33,747	15,834
Distribution fees - Investor Class (Note 8)	13,850	-	-	-
Custody fees	12,387	4,744	15,321	5,184
Auditing fees	11,722	11,471	10,221	8,753
Transfer agent fees and expenses	9,723	1,642	38,778	10,396
Sub-transfer agent fees and expenses	6,071	1,383	27,732	8,763
Shareholder reporting fees	5,468	3,250	16,708	5,324
Legal fees	4,719	3,404	18,474	8,323
Miscellaneous	3,674	3,707	2,972	2,870
Trustees' fees and expenses	2,353	874	11,715	2,617
Excise tax fees	1,255	-	-	-
Chief Compliance Officer fees	1,111	5,875	5,736	7,966
Insurance fees	659	272	6,089	1,621
Interest expense	-	-	-	3,593
Dividends on securities sold short	-	-	-	72,218
Distribution fees - Class A (Note 8)	-	-	47,237	-
Distribution fees - Class C (Note 8)	-	-	23,663	-
Distribution fees - Class D (Note 8)	-	-	-	-
Distribution fees - Investor Class (Note 8)	-	-	-	1,109
Total expenses	193,127	73,606	1,131,999	368,449
Advisory fees waived	(65,354)	(13,527)	(131,563)	(78,917)
Other expenses absorbed	-	(40,948)	-	-
Net expenses	127,773	19,131	1,000,436	289,532
Net investment income (loss)	47,216	84,868	(453,122)	233,887

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,645,312	(55,801)	(230,664)	1,585,409
Purchased options contracts	-	-	-	(474)
Foreign currency transactions	-	-	-	7
Securities sold short	-	-	-	(458,163)
Written options contracts	-	-	-	-
Swap contracts	(448,917)	-	13,199,479	-
Net realized gain (loss)	1,196,395	(55,801)	12,968,815	1,126,779
Net change in unrealized appreciation/depreciation on:
Investments	1,579,935	128,189	27,133,143	(340,688)
Purchased options contracts	-	-	-	-
Foreign currency transactions	-	-	-	(352)
Securities sold short	-	-	-	(79,882)
Swap contracts	(131,547)	-	(391,785)	-
Net change in unrealized appreciation/depreciation	1,448,388	128,189	26,741,358	(420,922)
Net increase from payment by affiliates (Note 3)	-	-	-	-
Net realized and unrealized gain (loss)	2,644,783	72,388	39,710,173	705,857
Net Increase (Decrease) in Net Assets from Operations	$2,691,999	$157,256	$39,257,051	$939,744

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended March 31, 2024 (Unaudited)

	Alternatives Fund	Market Neutral Fund	Adaptive Plus Fund	Income Opportunities Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $0, $0 and $0, respectively)	$186,491	$296,365	$-	$2,454,753
Interest	3	201,423	817,847	40,586
Total investment income	186,494	497,788	817,847	2,495,339

Expenses:
Advisory fees	42,546	127,823	303,100	320,173
Fund accounting and administration fees	28,762	29,983	25,441	75,347
Registration fees	16,678	17,770	24,840	29,500
Distribution fees - Investor Class (Note 7)	1,872	1,360	-	-
Custody fees	5,656	2,553	3,935	10,596
Auditing fees	7,971	7,971	7,972	7,741
Transfer agent fees and expenses	6,616	7,228	6,041	24,897
Sub-transfer agent fees and expenses	7,029	10,707	16,474	44,657
Shareholder reporting fees	3,436	5,304	6,093	9,000
Legal fees	3,002	3,417	5,872	9,897
Miscellaneous	3,672	2,390	2,623	4,003
Trustees' fees and expenses	2,435	1,925	3,558	5,799
Excise tax fees	-	-	-	-
Chief Compliance Officer fees	7,063	2,661	1,698	3,371
Insurance fees	1,122	1,282	923	3,940
Interest expense	85,169	-	-	327,299
Dividends on securities sold short	-	184,827	-	-
Distribution fees - Class A (Note 8)	-	-	-	2,910
Distribution fees - Class C (Note 8)	-	-		-
Distribution fees - Class D (Note 8)	-	-	-	28,798
Distribution fees - Investor Class (Note 8)
Total expenses	223,029	407,201	408,570	907,928
Advisory fees waived	(80,351)	(88,625)	(6,456)	(100,676)
Other expenses absorbed	-	-	-	-
Net expenses	142,678	318,576	402,114	807,252
Net investment income (loss)	43,816	179,212	415,733	1,688,087

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	255,324	452,936	-	(349,077)
Purchased options contracts	-	-	860,679	-
Foreign currency transactions	-	-	-	-
Securities sold short	-	(454,540)	-	-
Written options contracts	-	-	-	-
Swap contracts	-	-	-	-
Net realized gain (loss)	255,324	(1,604)	860,679	(349,077)
Net change in unrealized appreciation/depreciation on:
Investments	1,825,974	2,699,122	(4,920)	5,815,796
Purchased options contracts	-	-	4,824,727	-
Foreign currency transactions	-	-	-	-
Securities sold short	-	(2,193,245)	-	-
Swap contracts	-	-	-	-
Net change in unrealized appreciation/depreciation	1,825,974	505,877	4,819,807	5,815,796
Net increase from payment by affiliates (Note 3)	-	-	-	-
Net realized and unrealized gain (loss)	2,081,298	504,273	5,680,486	5,466,719
Net Increase (Decrease) in Net Assets from Operations	$2,125,114	$683,485	$6,096,219	$7,154,806

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended March 31, 2024 (Unaudited)

	Dynamic Opportunity Fund	Tactical Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $3,279 and $0, respectively)	$145,226	$1,244,692
Interest	449,156	120,300
Total investment income	594,382	1,364,992

Expenses:
Advisory fees	335,398	169,719
Fund accounting and administration fees	56,177	40,070
Registration fees	22,661	22,661
Distribution fees - Investor Class (Note 8)	-	-
Custody fees	9,729	8,251
Auditing fees	4,897	8,237
Transfer agent fees and expenses	13,847	11,199
Sub-transfer agent fees and expenses	29,178	18,443
Shareholder reporting fees	5,791	3,299
Legal fees	6,576	6,239
Miscellaneous	2,969	3,476
Trustees' fees and expenses	5,929	3,898
Excise tax fees	-	4,337
Chief Compliance Officer fees	2,996	2,135
Insurance fees	3,060	543
Interest expense	-	-
Dividends on securities sold short	-	-
Distribution fees - Class A (Note 8)	2,248	1,998
Distribution fees - Class C (Note 8)	-	-
Distribution fees - Class D (Note 8)	-	-

Total expenses	501,456	304,505
Advisory fees waived	-	-
Other expenses absorbed	-	-
Net expenses	501,456	304,505
Net investment income (loss)	92,926	1,060,487

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,621,176	(469,604)
Purchased options contracts	(1,466,733)	-
Foreign currency transactions	-	-
Securities sold short	(99,797)	(2,361)
Written options contracts	(911,969)	-
Swap contracts	-	-
Net realized gain (loss)	2,142,677	(471,965)
Net change in unrealized appreciation/depreciation on:
Investments	6,636,859	989,614
Purchased options contracts	119,185	-
Foreign currency transactions	-	-
Securities sold short	(12,968)	-
Swap contracts	-	-
Net change in unrealized appreciation/depreciation	6,743,076	989,614
Net increase from payment by affiliates (Note 3)	293	-
Net realized and unrealized gain (loss)	8,886,046	517,649
Net Increase (Decrease) in Net Assets from Operations	$8,978,972	$1,578,136

See accompanying Notes to Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2024 (Unaudited)

Investment Income:
Interest	$683,460
Total investment income	683,460

Expenses:
Advisory fees	347,726
Fund administration and accounting fees	76,023
Sub-transfer agent fees and expenses	28,905
Registration fees	25,670
Transfer agent fees and expenses	21,460
Distribution fees - Class C (Note 8)	19,414
Auditing fees	11,951
Shareholder reporting fees	9,663
Distribution fees - Class A (Note 8)	9,213
Chief Compliance Officer fees	9,075
Legal fees	7,547
Custody fees	7,324
Trustees' fees and expenses	6,655
Miscellaneous	3,045
Insurance fees	1,459
Total expenses	585,130
Advisory fees waived	(112,851)
Net expenses	472,279
Net investment income (loss)	211,181

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	(2,592,298)
Foreign currency transactions	14,669
Net realized gain (loss)	(2,577,629)
Net change in unrealized appreciation/depreciation on:
Futures contracts	1,158,551
Foreign currency translations	2,669
Net change in unrealized appreciation/depreciation	1,161,220
Net realized and unrealized gain (loss)	(1,416,409)

Net Increase (Decrease) in Net Assets from Operations	$(1,205,228)

See accompanying Notes to Consolidated Financial Statements.

AXS Multi-Strategy Alternatives Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$47,216	$133,116
Net realized gain (loss) on investments and swap contracts	1,196,395	(43,847)
Net change in unrealized appreciation/depreciation on investments and swap contracts	1,448,388	2,064,041
Net increase (decrease) in net assets resulting from operations	2,691,999	2,153,310

Distributions to Shareholders:
Distributions:
Investor Class	(115,426)	-
Class I	(53,969)	-
Total distributions to shareholders	(169,395)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	204,022	810,059
Class I	143,257	367,896
Reinvestment of distributions:
Investor Class	106,731	-
Class I	49,428	-
Cost of shares redeemed:
Investor Class	(1,618,873)	(3,961,781)
Class I	(1,502,185)	(3,601,381)
Net increase (decrease) in net assets from capital transactions	(2,617,620)	(6,385,207)

Total increase (decrease) in net assets	(95,016)	(4,231,897)

Net Assets:
Beginning of period	15,771,203	20,003,100
End of period	$15,676,187	$15,771,203

Capital Share Transactions:
Shares sold:
Investor Class	18,615	81,379
Class I	13,179	36,996
Shares reinvested:
Investor Class	9,729	-
Class I	4,477	-
Shares redeemed:
Investor Class	(149,473)	(398,522)
Class I	(140,603)	(369,766)
Net increase (decrease) in capital share transactions	(244,076)	(649,913)

See accompanying Notes to Financial Statements.

AXS Sustainable Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Increase (decrease) in Net Assets from:
Operations:
Net investment income (loss)	$84,868	$102,122
Net realized gain (loss) on investments	(55,801)	(113,775)
Net change in unrealized appreciation/depreciation on investments	128,189	44,780
Net increase (decrease) in net assets resulting from operations	157,256	33,127

Distributions to Shareholders:
Distributions:
Class I	(84,959)	(103,017)
Total distributions to shareholders	(84,959)	(103,017)

Capital Transactions:
Net proceeds from shares sold:
Class I	2,014,561	1,922,412
Reinvestment of distributions:
Class I	38,788	81,196
Cost of shares redeemed:
Class I	(584,784)	(116,063)
Net increase (decrease) in net assets from capital transactions	1,468,565	1,887,545

Total increase (decrease) in net assets	1,540,862	1,817,655

Net Assets:
Beginning of period	3,178,236	1,360,581
End of period	$4,719,098	$3,178,236

Capital Share Transactions:
Shares sold:
Class I	262,652	250,906
Shares reinvested:
Class I	5,079	10,767
Shares redeemed:
Class I	(76,285)	(15,120)
Net increase (decrease) in capital share transactions	191,446	246,553

See accompanying Notes to Financial Statements.

AXS FTSE Venture Capital Return Tracker Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(453,122)	$(742,867)
Net realized gain (loss) on investments and swap contracts	12,968,815	(13,646,736)
Net change in unrealized appreciation/depreciation on investments and swap contracts	26,741,358	45,361,704
Net increase (decrease) in net assets resulting from operations	39,257,051	30,972,101

Distributions to Shareholders:
Distributions:
Class A	-	(276,204)
Class I	-	(769,115)
Total distributions to shareholders	-	(1,045,319)

Capital Transactions:
Net proceeds from shares sold:
Class A	2,579,458	2,728,955
Class C	96,863	443,317
Class I	11,273,329	12,427,108
Reinvestment of distributions:
Class A	-	272,094
Class I	-	755,975
Cost of shares redeemed:
Class A1	(10,285,163)	(14,470,874)
Class C2	(906,028)	(1,715,125)
Class I3	(16,057,901)	(33,235,967)
Net increase (decrease) in net assets from capital transactions	(13,299,442)	(32,794,517)

Total increase (decrease) in net assets	25,957,609	(2,867,735)

Net Assets:
Beginning of period	104,927,676	107,795,411
End of period	$130,885,285	$104,927,676

Capital Share Transactions:
Shares sold:
Class A	132,916	193,683
Class C	5,642	33,066
Class I	562,962	864,908
Shares reinvested:
Class A	-	21,526
Class I	-	58,968
Shares redeemed:
Class A	(509,944)	(1,032,573)
Class C	(48,660)	(129,361)
Class I	(801,795)	(2,320,290)
Net increase (decrease) in capital share transactions	(658,879)	(2,310,073)

[1]	Net of redemption fee proceeds of $127 and $8,484, respectively.
[2]	Net of redemption fee proceeds of $150 and $111, respectively.
[3]	Net of redemption fee proceeds of $1,279 and $1,131, respectively.

See accompanying Notes to Financial Statements.

AXS Merger Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$233,887	$437,709
Net realized gain (loss) on investments, purchased options contracts, securities sold short, written options contracts and foreign currency transactions	1,126,779	1,854,033
Net change in unrealized appreciation/depreciation on investments, securities sold shorts and foreign currency translations	(420,922)	434,799
Net increase (decrease) in net assets resulting from operations	939,744	2,726,541

Distributions to Shareholders:
Distributions:
Investor Class	(50,994)	(6,140)
Class I	(1,727,456)	(226,530)
Total distributions to shareholders	(1,778,450)	(232,670)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	13,866	10,198
Class I	62,846	864,507
Reinvestment of distributions:
Investor Class	45,783	5,863
Class I	1,719,880	225,877
Cost of shares redeemed:
Investor Class	(18,272)	(334,113)
Class I	(16,206,896)	(26,866,379)
Net increase (decrease) in net assets from capital transactions	(14,382,793)	(26,094,047)

Total increase (decrease) in net assets	(15,221,499)	(23,600,176)

Net Assets:
Beginning of period	33,736,608	57,336,784
End of period	$18,515,109	$33,736,608

Capital Share Transactions:
Shares sold:
Investor Class	1,310	966
Class I	5,702	80,102
Shares reinvested:
Investor Class	4,352	560
Class I	157,932	20,895
Shares redeemed:
Investor Class	(1,699)	(31,670)
Class I	(1,463,525)	(2,482,636)
Net increase (decrease) in capital share transactions	(1,295,928)	(2,411,783)

See accompanying Notes to Financial Statements.

AXS Alternative Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$43,436	$58,940
Net realized gain (loss) on investments	255,704	(194,694)
Net change in unrealized appreciation/depreciation on investments	1,825,974	1,659,525
Net increase (decrease) in net assets resulting from operations	2,125,114	1,523,771

Distributions to shareholders:
Distributions:
Investor Class	(2,012)	(37,138)
Class I	(59,766)	(329,455)
Total distributions to shareholders	(61,778)	(366,593)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	30,510	2,176,791
Class I	84,345	12,525,925
Reinvestment of distributions:
Investor Class	2,012	37,138
Class I	27,630	247,369
Cost of shares redeemed:
Investor Class[1]	(740,105)	(2,540,889)
Class I2	(1,405,799)	(18,990,409)
Net increase (decrease) in net assets from capital transactions	(2,001,407)	(6,544,075)

Total increase (decrease) in net assets	61,929	(5,386,897)

Net Assets:
Beginning of year	13,464,282	18,851,179
End of year	$13,526,211	$13,464,282

Capital Share Transactions:
Shares sold:
Investor Class	2,529	187,713
Class I	7,062	1,088,672
Shares reinvested:
Investor Class	171	3,204
Class I	2,359	21,399
Shares redeemed:
Investor Class	(63,544)	(221,699)
Class I	(121,846)	(1,699,261)
Net increase (decrease) in capital share transactions	(173,269)	(619,972)

[1]	Net of redemption fees of $0 and $380, respectively.
[2]	Net of redemption fees of $0 and $595, respectively.

See accompanying Notes to Financial Statements.

AXS Market Neutral Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$179,212	$219,173
Net realized gain (loss)	(1,604)	1,094,636
Net change in unrealized appreciation/depreciation on investments and securities sold short	505,877	(938,091)
Net increase (decrease) in net assets resulting from operations	683,485	375,718

Distributions to shareholders:
Distributions:
Investor Class	(10,266)	-
Institutional Class	(230,988)	-
Total	(241,254)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	342,372	1,233,088
Class I	2,065,449	20,453,324
Reinvestment of distributions:
Investor Class	10,057	-
Class I	183,507	-
Cost of shares redeemed:
Investor Class[1]	(464,549)	(2,257,446)
Class I2	(4,370,070)	(22,131,511)
Net increase (decrease) in net assets from capital transactions	(2,233,234)	(2,702,545)

Total increase (decrease) in net assets	(1,791,003)	(2,326,827)

Net Assets:
Beginning of period	18,725,283	21,052,110
End of period	$16,934,280	$18,725,283

Capital Share Transactions:
Shares sold:
Investor Class	28,286	103,347
Class I	166,328	1,675,795
Shares reinvested:
Investor Class	861	-
Class I	15,343	-
Shares redeemed:
Investor Class	(38,424)	(191,297)
Class I	(351,640)	(1,861,709)
Net increase (decrease) in capital share transactions	(179,246)	(273,864)

[1]	Net of redemption fees of $0 and $89, respectively.
[2]	Net of redemption fees of $1,393 and $8,306, respectively.

See accompanying Notes to Financial Statements.

AXS Adaptive Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$415,733	$346,168
Net realized gain (loss) on purchased options contracts	860,679	(891,614)
Net change in unrealized appreciation/depreciation on investments and purchased options contracts	4,819,807	(707,813)
Net increase from reimbursement by affiliates (Note 3)	-	389
Net increase (decrease) in net assets resulting from operations	6,096,219	(1,252,870)

Distributions to Shareholders:
Distributions:
Class I	(481,368)	(54,338)
Total distributions to shareholders	(481,368)	(54,338)

Capital Transactions:
Net proceeds from shares sold:
Class I	23,872,704	38,328,442
Reinvestment of distributions:
Class I	473,942	54,338
Cost of shares redeemed:
Class I	(10,981,130)	(17,685,246)
Net increase (decrease) in net assets from capital transactions	13,365,516	20,697,534

Total increase (decrease) in net assets	18,980,367	19,390,326

Net Assets:
Beginning of period	31,383,122	11,992,796
End of period	$50,363,489	31,383,122

Capital Share Transactions:
Shares sold:
Class I	2,272,521	3,795,237
Shares reinvested:
Class I	45,659	5,812
Shares redeemed:
Class I	(1,046,490)	(1,799,601)
Net increase (decrease) in capital share transactions	1,271,690	2,001,448

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Period Ended September 30, 2023[1]	For the Year Ended August 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,688,087	$624,677	$3,435,651
Net realized gain (loss) on investments and securities sold short	(349,077)	(321,108)	(9,811,144)
Net change in unrealized appreciation/depreciation on investments and securities sold short	5,815,796	(2,616,237)	4,395,505
Net increase (decrease) in net assets resulting from operations	7,154,806	(2,312,668)	(1,979,988)

Distributions to Shareholders:
Distributions:
Class A	(79,831)	(21,112)	(128,477)
Class D	(183,725)	(47,480)	(252,213)
Class I	(1,956,123)	(556,085)	(4,427,259)
Return of Capital:
Class A	-	(20,717)	(73,636)
Class D	-	(46,592)	(160,748)
Class I	-	(545,680)	(2,318,288)
Total distributions to shareholders	(2,219,679)	(1,237,666)	(7,360,621)

Capital Transactions:
Net proceeds from shares sold:
Class A	10,044	-	80,393
Class D	14,922	1,205	263,028
Class I	5,244,635	97,189	7,469,884
Reinvestment of distributions:
Class A	65,426	34,580	160,281
Class D	158,930	79,427	361,759
Class I	1,780,424	1,012,287	6,209,793
Cost of shares redeemed:
Class A	(301,225)	(24,149)	(1,102,051)
Class D	(483,638)	(51,886)	(1,654,694)
Class I	(17,343,885)	(1,121,722)	(62,245,818)
Net increase (decrease) in net assets from capital transactions	(10,854,367)	26,931	(50,457,425)

Total increase (decrease) in net assets	(5,919,240)	(3,523,403)	(59,798,034)

Net Assets:
Beginning of period	67,644,978	71,168,381	130,966,415
End of period	$61,725,738	$67,644,978	$71,168,381

Capital Share Transactions:
Shares sold:
Class A	642	-	5,379
Class D	979	83	18,602
Class I	340,707	6,513	510,055
Shares reinvested:
Class A	4,179	2,410	11,638
Class D	10,392	5,657	26,816
Class I	113,364	70,298	450,343
Shares redeemed:
Class A	(19,723)	(1,666)	(76,074)
Class D	(32,450)	(3,665)	(117,204)
Class I	(1,155,975)	(76,656)	(4,349,615)
Net increase (decrease) in capital share transactions	(737,885)	2,974	(3,520,060)

[1]	Fiscal year end changed to September 30, effective September 1, 2023.

See accompanying Notes to Financial Statements.

AXS Dynamic Opportunity Fund^

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Period Ended September 30, 2023 *	For the Year Ended December 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$92,926	$405,115	$(376,367)
Net realized gain (loss) on investments, purchased options contracts, securities sold short and written options contracts	2,142,677	(553,631)	5,460,466
Net change in unrealized appreciation/depreciation on investments, purchased options contracts and securities sold short	6,743,076	628,842	(17,331,415)
Net increase from payments by affiliates (Note 3)	293	-	-
Net increase (decrease) in net assets resulting from operations	8,978,972	480,326	(12,247,316)

Distributions to Shareholders:
Distributions:
Class A	(18,756)	-	(138,328)
Class I	(656,531)	-	(4,759,902)
Total distributions to shareholders	(675,287)	-	(4,898,230)

Capital Transactions:
Net proceeds from shares sold:
Class A	-	11,260	203,034
Class I	1,167,957	8,067,331	10,295,894
Reinvestment of distributions:
Class A	18,745	-	126,158
Class I	648,830	-	4,708,168
Cost of shares redeemed:
Class A [1]	(148,656)	(407,974)	(846,109)
Class I [2]	(7,122,804)	(32,642,117)	(23,838,317)
Net increase (decrease) in net assets from capital transactions	(5,435,928)	(24,971,500)	(9,351,172)

Total increase (decrease) in net assets	2,867,757	(24,491,174)	(26,496,718)

Net Assets:
Beginning of period	54,189,427	78,680,601	105,177,319
End of period	$57,057,184	$54,189,427	$78,680,601

Capital Share Transactions:
Shares sold:
Class A	-	696	10,849
Class I	63,066	475,820	539,109
Shares reinvested:
Class A	1,069	-	7,572
Class I	36,329	-	277,604
Shares redeemed:
Class A	(8,633)	(24,536)	(45,175)
Class I	(401,291)	(1,937,971)	(1,229,705)
Net increase (decrease) in capital share transactions	(309,460)	(1,485,991)	(439,746)

^	With the Plan of Reorganization with respect to the AXS Dynamic Opportunity Fund (formerly, ACM Dynamic Opportunity Fund), Class A and Class I shareholders received Class A and Class I shares of the AXS Dynamic Opportunity Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to September 30, effective July 1, 2023.
[1]	Net of redemption fee proceeds of $0, $19, and $113, respectively.
[2]	Net of redemption fee proceeds of $0, $4,422, and $178, respectively.

See accompanying Notes to Financial Statements.

AXS Tactical Income Fund ^

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Period Ended September 30, 2023 *	For the Year Ended December 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,060,487	$1,706,544	$1,281,114
Net realized gain (loss) on investments and securities sold short	(471,965)	(2,026,305)	(4,291,148)
Net change in unrealized appreciation/depreciation on investments	989,614	202,020	(1,534,346)
Net increase (decrease) in net assets resulting from operations	1,578,136	(117,741)	(4,544,380)

Distributions to Shareholders:
Distributions:
Class A	(37,382)	(75,329)	(68,106)
Class I	(1,016,452)	(1,644,968)	(1,207,069)
Total distributions to shareholders	(1,053,834)	(1,720,297)	(1,275,175)

Capital Transactions:
Net proceeds from shares sold:
Class A	100	127,251	802,502
Class I	839,042	3,154,800	8,916,241
Reinvestment of distributions:
Class A	37,170	66,097	51,235
Class I	1,005,428	1,615,166	1,173,708
Cost of shares redeemed:
Class A [1]	(273,220)	(596,184)	(2,317,268)
Class I [2]	(5,904,750)	(9,695,476)	(25,242,685)
Net increase (decrease) in net assets from capital transactions	(4,296,230)	(5,328,346)	(16,616,267)

Total increase (decrease) in net assets	(3,771,928)	(7,166,384)	(22,435,822)

Net Assets:
Beginning of period	36,501,719	43,668,103	66,103,925
End of period	$32,729,791	$36,501,719	$43,668,103

Capital Share Transactions:
Shares sold:
Class A	11	14,154	83,216
Class I	95,559	347,072	926,776
Shares reinvested:
Class A	4,208	7,415	5,472
Class I	114,497	181,003	124,902
Shares redeemed:
Class A	(30,979)	(66,915)	(244,479)
Class I	(674,632)	(1,083,492)	(2,630,855)
Net increase (decrease) in capital share transactions	(491,336)	(600,763)	(1,734,968)

^	With the Plan of Reorganization with respect to the AXS Tactical Income Fund (formerly, ACM Tactical income Fund), Class A and Class I shareholders received Class A and Class I shares of the AXS Tactical Income Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to September 30, effective July 1, 2023.
[1]	Net of redemption fee proceeds of $0, $1,887, and $6, respectively.
[2]	Net of redemption fee proceeds of $0, $1,309, and $99, respectively.

See accompanying Notes to Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$211,181	$666,284
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(2,577,629)	523,510
Net change in unrealized appreciation/depreciation on futures contracts and foreign currency transactions	1,161,220	(2,932,520)
Net increase (decrease) in net assets resulting from operations	(1,205,228)	(1,742,726)

Distributions to Shareholders:
Distributions:
Class A	(107,448)	(111,507)
Class C	(15,294)	(41,049)
Class I	(630,455)	(687,139)
Total distributions to shareholders	(753,197)	(839,695)

Capital Transactions:
Net proceeds from shares sold:
Class A	233,929	1,267,163
Class C	6,000	130,217
Class I	2,429,502	22,367,173
Reinvestment of distributions:
Class A	103,353	105,628
Class C	14,482	38,016
Class I	561,805	616,683
Cost of shares redeemed:
Class A	(697,431)	(1,930,347)
Class C	(626,522)	(1,831,272)
Class I	(7,874,876)	(24,965,925)
Net increase (decrease) in net assets from capital transactions	(5,849,758)	(4,202,664)

Total increase (decrease) in net assets	(7,808,183)	(6,785,085)

Net Assets:
Beginning of period	54,141,627	60,926,712
End of period	$46,333,444	$54,141,627

Capital Share Transactions:
Shares sold:
Class A	20,160	105,815
Class C	478	10,206
Class I	206,270	1,821,802
Shares reinvested:
Class A	9,404	8,967
Class C	1,239	3,049
Class I	50,522	51,735
Shares redeemed:
Class A	(61,449)	(159,650)
Class C	(51,047)	(141,462)
Class I	(679,690)	(2,052,111)
Net increase (decrease) in capital share transactions	(504,113)	(351,649)

See accompanying Notes to Consolidated Financial Statements.

AXS Merger Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2024 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$939,744
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(21,736,070)
Sales of long-term investments	28,947,370
Return of capital dividends received	(24,953)
Purchased options contracts	(474)
Proceeds from securities sold short	5,676,914
Cover short securities	(5,541,647)
Purchase/Sale of short-term investments, net	9,540,970
(Increase) Decrease in Assets:
Investment securities sold receivable	430,188
Dividends and interest receivables	55,716
Other assets	(3,380)
Increase (Decrease) in Liabilities:
Foreign currency payable	3,947
Payables for securities purchased	(61,189)
Advisory fees payable	(4,848)
Payables for dividends and interest on securities sold short	14
Accrued expenses	(2,151)
Net realized (gain)/loss	(880,926)
Net change in unrealized appreciation/depreciation	420,570
Net cash provided by (used for) operating activities	17,759,795

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	76,967
Cost of shares redeemed	(12,624,718)
Dividends paid to shareholders, net of reinvestments	(12,787)
Net cash provided by (used for) financing activities	(12,560,538)

Net increase (decrease) in cash	5,199,257

Cash and cash equivalents
Beginning cash balance	41,303
Beginning cash held at broker	6,501,295
Total beginning cash and cash equivalents	6,542,598

Ending cash balance	6,825,283
Ending cash held at broker broker	4,916,572
Total ending cash and cash equivalents	$11,741,855
Supplemental disclosure of interest expense paid	$3,593

Non cash financing activities not included herein consist of $1,765,663 of reinvest dividends.

See accompanying Notes to Financial Statements.

AXS Market Neutral Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2024 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$683,485
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(7,598,650)
Sales of long-term investments	12,579,836
Return of capital dividends received	(501)
Proceeds from securities sold short	3,356,446
Cover short securities	(9,610,266)
Purchase/Sale of short-term investments, net	(213,242)
(Increase) Decrease in Assets:
Dividends and interest receivables	7,398
Prepaid expenses and other assets	(15,269)
Increase (Decrease) in Liabilities:
Payables for dividends on securities sold short	(1,782)
Advisory fees payable	(1,878)
Accrued expenses	(5,372)
Net realized (gain)/loss	1,604
Net change in unrealized appreciation/depreciation	(505,877)
Net cash provided by (used for) operating activities	(1,324,068)

Cash flows provided by (used for) financing activities:
Borrowings from Broker	4,442,924
Proceeds from shares sold	2,448,447
Cost of shares redeemed	(4,834,307)
Dividends paid to shareholders, net of reinvestments	(47,690)
Net cash provided (used for) by financing activities	2,009,374

Net increase (decrease) in cash	685,306

Cash and cash equivalents
Beginning cash held at broker	169,085
Beginning segregated cash held by custodian	11,682,370
Total beginning cash and cash equivalents	11,851,455

Ending cash balance	169,314
Ending cash held at broker	12,367,447
Total ending cash and cash equivalents	$12,536,761

Non cash financing activities not included herein consist of $193,564 of reinvested dividends.

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2024 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$7,154,806
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(24,916,506)
Sales of long-term investments	33,721,824
Return of capital dividends received	726,340
Purchase/Sale of short-term investments, net	(365,969)
(Increase) Decrease in Assets:
Investment securities sold receivable	(723,405)
Dividends and interest receivables	22,836
Prepaid expenses and other assets	13,677
Increase (Decrease) in Liabilities:
Cash Due to Broker	21,287
Interest expense	8,081
Advisory fees payable	6,593
Dividends payable	1,103,476
Accrued expenses	195
Net realized (gain)/loss	380,507
Net change in unrealized appreciation/depreciation	(5,815,796)
Net cash provided by (used for) operating activities	11,337,947

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	4,012,278
Cost of shares redeemed	(17,398,788)
Dividends paid to shareholders, net of reinvestments	(214,899)
Loan payable	2,298,319
Net cash provided by (used for) financing activities	(11,303,090)

Net Increase (Decrease) in cash	34,857

Cash and cash equivalents
Beginning cash balance	150,000
Beginning cash held at broker	-
Total beginning cash and cash equivalents	150,000

Ending cash balance	184,857
Ending cash held at broker	-
Total ending cash and cash equivalents	$184,857
Supplemental disclosure of interest expense paid	$319,218

Non cash financing activities not included herein consist of $2,004,780 of reinvested dividends.

See accompanying Notes to Financial Statements.

AXS Multi-Strategy Alternatives Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,			For the Period May 1, 2020 through	For the Year Ended April 30,
	(Unaudited)	2023	2022	2021	September 30, 2020**	2020	2019
Net asset value, beginning of period	$10.01	$8.98	$14.37	$11.12	$9.95	$11.49	$13.28
Income from Investment Operations:
Net investment income (loss)[1]	0.03	0.07	(0.01)	(0.11)	(0.03)	(0.03)	- [2]
Net realized and unrealized gain (loss)	1.86	0.96	(2.31)	3.36	1.20	(1.41)	0.61
Total from investment operations	1.89	1.03	(2.32)	3.25	1.17	(1.44)	0.61

Less Distributions:
From net investment income	(0.11)	-	-	-	-	-	-
From net realized gain	-	-	(3.07)	-	-	(0.10)	(2.40)
Total distributions	(0.11)	-	(3.07)	-	-	(0.10)	(2.40)

Net asset value, end of period	$11.79	$10.01	$8.98	$14.37	$11.12	$9.95	$11.49

Total return[3]	19.00%[6]	11.47%	(21.53)%	29.23%	11.76%[6]	(12.66)%[5]	5.34%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,386	$10,881	$12,612	$10,546	$12,941	$14,586	$97,281

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	2.56%[4,7]	2.44%	2.15%	2.14%	1.66%[7]	1.58%	1.68%
After fees waived and expenses absorbed/recovered	1.70%[4,7]	1.68%	1.68%	1.68%	1.66%[7]	1.58%	1.68%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(0.30)%[4,7]	(0.08)%	(0.59)%	(1.34)%	(0.75)%[7]	(0.30)%	(0.02)%
After fees waived and expenses absorbed/recovered	0.56%[4,7]	0.68%	(0.12)%	(0.88)%	(0.75)%[7]	(0.30)%	(0.02)%

Portfolio turnover rate	235%[6]	410%	456%	419%	193%[6]	727%	838%

*	Financial information from April 30, 2019 through October 18, 2019 is for the KCM Macro Trends Fund, which was reorganized into the AXS Multi-Strategy Alternatives Fund as of the close of business on October 18, 2019. On February 1, 2022, Class R-1 shares were re-designated into Investor Class shares. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective May 1, 2020.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If excise tax had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended March 31, 2024.
[5]	A predecessor affiliate reimbursed the Fund $43,948 for losses on pricing error. The payment had a positive 0.09% impact to the total return.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

AXS Multi-Strategy Alternatives Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,			For the Period May 1, 2020 through	For the Year Ended April 30,
	(Unaudited)	2023	2022	2021	September 30, 2020**	2020	2019
Net asset value, beginning of period	$10.10	$9.05	$14.43	$11.16	$9.97	$11.53	$13.28
Income from Investment Operations:
Net investment income (loss)[1]	0.04	0.08	0.01	(0.09)	(0.02)	- [2]	0.02
Net realized and unrealized gain (loss)	1.88	0.97	(2.32)	3.36	1.21	(1.41)	0.63
Total from investment operations	1.92	1.05	(2.31)	3.27	1.19	(1.41)	0.65

Less Distributions:
From net investment income	(0.14)	-	-	-	-	(0.05)	-
From net realized gain	-	-	(3.07)	-	-	(0.10)	(2.40)
Total distributions	(0.14)	-	(3.07)	-	-	(0.15)	(2.40)

Net asset value, end of period	$11.88	$10.10	$9.05	$14.43	$11.16	$9.97	$11.53

Total return[3]	19.15%[6]	11.60%	(21.34)%	29.30%	11.94%[6]	(12.43)%[5]	5.65%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,290	$4,890	$7,391	$9,490	$49,925	$43,877	$467

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	2.31%[4,7]	2.19%	1.90%	1.89%	1.41%[7]	1.31%	1.51%
After fees waived and expenses absorbed/recovered	1.53%[4,7]	1.51%	1.51%	1.51%	1.41%[7]	1.31%	1.51%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(0.05)%[4,7]	0.17%	(0.34)%	(1.09)%	(0.50)%[7]	(0.03)%	0.18%
After fees waived and expenses absorbed/recovered	0.73%[4,7]	0.85%	0.05%	(0.71)%	(0.50)%[7]	(0.03)%	0.18%

Portfolio turnover rate	235%[6]	410%	456%	419%	193%[6]	727%	838%

*	Financial information from April 30, 2019 through October 18, 2019 is for the KCM Macro Trends Fund, which was reorganized into the AXS Multi-Strategy Alternatives Fund as of the close of business on October 18, 2019. On October 21, 2019, Institutional Class shares were re-designated into Class I Shares. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective May 1, 2020.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If excise tax had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended March 31, 2024.
[5]	Payment by a predecessor affiliate had no impact to the total return.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

AXS Sustainable Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,		For the Period October 17, 2020* through
	(Unaudited)	2023	2022	September 30, 2021
Net asset value, beginning of period	$7.43	$7.51	$10.37	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.17	0.34	0.47	0.47
Net realized and unrealized gain (loss)	0.18	(0.08)	(1.55)	0.36
Total from investment operations	0.35	0.26	(1.08)	0.83

Less Distributions:
From net investment income	(0.16)	(0.34)	(1.59)	(0.46)
From net realized gain	-	-	(0.19)	-
Total distributions	(0.16)	(0.34)	(1.78)	(0.46)

Net asset value, end of period	$7.62	$7.43	$7.51	$10.37

Total return [2]	4.72%[3]	3.49%	(12.06%)	8.42%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,719	$3,178	$1,361	$52,840

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	3.81%[4]	4.73%	1.81%	1.11%[4]
After fees waived and expenses absorbed/recovered	0.99%[4]	0.99%	0.99%	0.99%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed/recovered	1.57%[4]	0.76%	3.83%	4.62%[4]
After fees waived and expenses absorbed/recovered	4.39%[4]	4.50%	4.65%	4.74%[4]

Portfolio turnover rate	50%[3]	38%	35%	114%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

AXS FTSE Venture Capital Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$15.77	$11.99	$35.13	$31.14	$18.26	$19.88
Income from Investment Operations:
Net investment income (loss)[1]	(0.08)	(0.12)	(0.21)	(0.34)	(0.18)	(0.09)
Net realized and unrealized gain (loss)	6.12	4.00	(16.26)	9.73	13.04	(0.45)
Net increase from payment by affiliates (Note 3)	-	-	- [2]	- [2]	-	-
Total from investment operations	6.04	3.88	(16.47)	9.39	12.86	(0.54)

Less Distributions:
From net investment income	-	(0.10)	(2.56)	-	-	-
From net realized gain	-	-	(4.11)	(5.41)	-	(1.08)
Total distributions	-	(0.10)	(6.67)	(5.41)	-	(1.08)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	0.01	0.02	- [2]

Net asset value, end of period	$21.81	$15.77	$11.99	$35.13	$31.14	$18.26

Total return[3]	38.30%[4]	32.56%	(57.66)%	33.23%	70.54%	(1.84)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,295	$32,897	$34,824	$103,229	$82,691	$37,779

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.96%[5]	1.97%	2.07%	1.85%	1.89%	2.06%
After fees waived and expenses absorbed/recovered	1.75%[5]	1.75%	1.75%	1.76%	1.75%	1.75%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed/recovered	(1.08)%[5]	(1.03)%	(1.29)%	(1.11)%	(0.90)%	(0.83)%
After fees waived and expenses absorbed/recovered	(0.87)%[5]	(0.81)%	(0.97)%	(1.02)%	(0.76)%	(0.52)%

Portfolio turnover rate	18%[4]	24%	72%	100%	115%	115%

*	Financial information from October 1, 2019 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS FTSE Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AXS FTSE Venture Capital Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.76	$11.22	$33.33	$29.98	$17.71	$19.46
Income from Investment Operations:
Net investment income (loss)[1]	(0.15)	(0.21)	(0.36)	(0.57)	(0.34)	(0.22)
Net realized and unrealized gain (loss)	5.73	3.75	(15.28)	9.32	12.60	(0.45)
Net increase from payment by affiliates (Note 3)	-	-	- [2]	- [2]	-	-
Total from investment operations	5.58	3.54	(15.64)	8.75	12.26	(0.67)

Less Distributions:
From net investment income	-	-	(2.36)	-	-	-
From net realized gain	-	-	(4.11)	(5.41)	-	(1.08)
Total distributions	-	-	(6.47)	(5.41)	-	(1.08)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	0.01	0.01	- [2]

Net asset value, end of period	$20.34	$14.76	$11.22	$33.33	$29.98	$17.71

Total return[3]	37.80%[4]	31.55%	(57.99)%	32.26%	69.28%	(2.59)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,797	$4,115	$4,210	$14,776	$11,205	$5,315

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	2.71%[5]	2.72%	2.82%	2.60%	2.64%	2.81%
After fees waived and expenses absorbed/recovered	2.50%[5]	2.50%	2.50%	2.51%	2.50%	2.50%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed/recovered	(1.83)%[5]	(1.78)%	(2.04)%	(1.86)%	(1.64)%	(1.58)%
After fees waived and expenses absorbed/recovered	(1.62)%[5]	(1.56)%	(1.72)%	(1.77)%	(1.50)%	(1.27)%

Portfolio turnover rate	18%[4]	24%	72%	100%	115%	115%

*	Financial information from October 1, 2019 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS FTSE Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AXS FTSE Venture Capital Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$16.02	$12.20	$35.63	$31.45	$18.40	$19.97
Income from Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.08)	(0.16)	(0.26)	(0.12)	(0.05)
Net realized and unrealized gain (loss)	6.24	4.05	(16.53)	9.84	13.16	(0.44)
Net increase from payment by affiliates (Note 3)	-	-	- [2]	- [2]	-	-
Total from investment operations	6.18	3.97	(16.69)	9.58	13.04	(0.49)

Less Distributions:
From net investment income	-	(0.15)	(2.64)	-	-	-
From net realized gain	-	-	(4.11)	(5.41)	-	(1.08)
Total distributions	-	(0.15)	(6.75)	(5.41)	-	(1.08)

Redemption fee proceeds[1]	- [2]	- [2]	0.01	0.01	0.01	- [2]

Net asset value, end of period	$22.20	$16.02	$12.20	$35.63	$31.45	$18.40

Total return[3]	38.58%[4]	32.80%	(57.56)%	33.54%	70.92%	(1.57)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$88,793	$67,916	$68,761	$257,170	$148,199	$59,881

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.71%[5]	1.72%	1.82%	1.60%	1.64%	1.81%
After fees waived and expenses absorbed/recovered	1.50%[5]	1.50%	1.50%	1.51%	1.50%	1.50%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed/recovered	(0.83)%[5]	(0.78)%	(1.04)%	(0.86)%	(0.66)%	(0.59)%
After fees waived and expenses absorbed/recovered	(0.62)%[5]	(0.56)%	(0.72)%	(0.77)%	(0.52)%	(0.28)%

Portfolio turnover rate	18%[4]	24%	72%	100%	115%	115%

*	Financial information from October 1, 2019 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS FTSE Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AXS Merger Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,		For the Period January 1, 2021 through	For the Year Ended December 31,
	(Unaudited)	2022	2022	September 30, 2021**	2020	2019	2018
Net asset value, beginning of period	$10.98	$10.32	$10.29	$10.33	$10.52	$10.54	$10.53
Income from Investment Operations:
Net investment income (loss)[1]	0.08	0.09	(0.12)	(0.12)	(0.14)	(0.08)	(0.10)
Net realized and unrealized gain (loss)	0.26	0.63	0.26	0.08	0.15	0.55	0.19
Total from investment operations	0.34	0.72	0.14	(0.04)	0.01	0.47	0.09

Less Distributions:
From net investment income	(0.08)	-	-	-	-	-	-
From net realized gain	(0.56)	(0.06)	(0.11)	-	(0.20)	(0.49)	(0.08)
Total distributions	(0.64)	(0.06)	(0.11)	-	(0.20)	(0.49)	(0.08)

Redemption fee proceeds[1]	-	-	-	- [2]	-	-	-

Net asset value, end of period	$10.68	$10.98	$10.32	$10.29	$10.33	$10.52	$10.54

Total return[3]	3.19%[4]	6.98%	1.37%	(0.39)%[4]	0.08%	4.48%	0.88%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$903	$884	$1,142	$1,532	$1,634	$1,990	$1,954

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[6]	2.84%[5]	2.58%	2.55%	2.81%[5]	2.31%[7]	2.53%	2.28%
After fees waived and expenses absorbed/recovered[6]	2.28%[5]	2.07%	2.25%	2.61%[5]	2.26%[7]	2.53%	2.31%
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	0.85%[5]	0.35%	(1.43)%	(1.68)%[5]	(1.39)%	(0.71)%	(0.88)%
After fees waived and expenses absorbed/recovered	1.41%[5]	0.86%	(1.13)%	(1.48)%[5]	(1.34)%	(0.71)%	(0.91)%

Portfolio turnover rate	164%[4]	303%	218%	184%[4]	256%	298%	285%

*	Financial information from January 1, 2018 through December 31, 2020 is for the Kellner Merger Fund, which was reorganized into the AXS Merger Fund as of the close of business on January 22, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective January 1, 2021.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If dividends on securities sold short, interest expense and extraordinary expenses had been excluded, the expense ratios would have been lowered by 0.53% for the six months ended March 31, 2024. For the years ended September 30, 2023 and 2022, the ratios would have been lowered by 0.32% and 0.50%. For the period January 1, 2021 through September 30, 2021, the ratio would have been lowered by 0.86%. For the years ended December 31, 2020, 2019 and 2018, the ratios would have been lowered by 0.51%, 0.78% and 0.56%, respectively.
[7]	Includes extraordinary expenses of 0.02% that occurred during the Fund’s fiscal year ended December 31, 2020.

See accompanying Notes to Financial Statements.

AXS Merger Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,		For the Period January 1, 2021 Through	For the Year Ended December 31,
	(Unaudited)	2023	2022	September 30, 2021**	2020	2019	2018
Net asset value, beginning of period	$11.37	$10.66	$10.60	$10.62	$10.79	$10.78	$10.74
Income from Investment Operations:
Net investment income (loss)[1]	0.09	0.12	(0.09)	(0.10)	(0.11)	(0.05)	(0.07)
Net realized and unrealized gain (loss)	0.29	0.65	0.26	0.08	0.15	0.55	0.19
Total from investment operations	0.38	0.77	0.17	(0.02)	0.04	0.50	0.12

Less Distributions:
From net investment income	(0.11)	-	-	-	(0.01)	-	-
From net realized gain	(0.56)	(0.06)	(0.11)	-	(0.20)	(0.49)	(0.08)
Total distributions	(0.67)	(0.06)	(0.11)	-	(0.21)	(0.49)	(0.08)

Redemption fee proceeds[1]	-	-	- [2]	- [2]	-	-	-

Net asset value, end of period	$11.08	$11.37	$10.66	$10.60	$10.62	$10.79	$10.78

Total return[3]	3.45%[4]	7.23%	1.61%	(0.19)%[4]	0.37%	4.66%	1.15%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,612	$32,853	$56,195	$75,415	$96,768	$164,058	$177,923

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[6]	2.59%[5]	2.33%	2.30%	2.56%[5]	2.06%[7]	2.28%	2.06%
After fees waived and expenses absorbed/recovered[6]	2.03%[5]	1.82%	2.00%	2.36%[5]	2.01%[7]	2.28%	2.09%
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	1.10%[5]	0.60%	(1.18)%	(1.43)%[5]	(1.11)%	(0.45)%	(0.64)%
After fees waived and expenses absorbed/recovered	1.66%[5]	1.11%	(0.88)%	(1.23)%[5]	(1.06)%	(0.45)%	(0.67)%

Portfolio turnover rate	164%[4]	303%	218%	184%[4]	256%	298%	285%

*	Financial information from January 1, 2018 through December 31, 2020 is for the Kellner Merger Fund, which was reorganized into the AXS Merger Fund as of the close of business on January 22, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective January 1, 2021.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If dividends on securities sold short, interest expense and extraordinary expenses had been excluded, the expense ratios would have been lowered by 0.53% for the six months ended March 31, 2024. For the years ended September 30, 2023 and 2022, the ratios would have been lowered by 0.32% and 0.50%. For the period January 1, 2021 through September 30, 2021, the ratio would have been lowered by 0.86%. For the years ended December 31, 2020, 2019 and 2018, the ratios would have been lowered by 0.51%, 0.78% and 0.56%, respectively.
[7]	Includes extraordinary expenses of 0.02% that occurred during the Fund’s fiscal year ended December 31, 2020.

See accompanying Notes to Financial Statements.

AXS Alternative Value Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,		For the Period July 1, 2021 Through	For the Year Ended June 30,
	(Unaudited)	2023	2022	September 30, 2021**	2021	2020	2019
Net asset value, beginning of period	$11.00	$10.23	$10.33	$10.58	$8.16	$9.44	$10.23
Income from Investment Operations:
Net investment income (loss)[1]	0.03	0.01	0.11	0.03	0.07	0.10	0.11
Net realized and unrealized gain (loss)	1.88	0.90	0.19	(0.30)	3.39	(0.65)	0.92
Total from investment operations	1.91	0.91	0.30	(0.27)	3.46	(0.55)	1.03

Less Distributions:
From net investment income	(0.01)	(0.06)	(0.15)	-	(1.04)	(0.08)	(0.19)
From net realized gain	-	(0.08)	(0.26)	-	-	(0.65)	(1.63)
Total distributions	(0.01)	(0.14)	(0.41)	-	(1.04)	(0.73)	(1.82)

Redemption fee proceeds[1]	- [2]	- [2]	0.01	0.02	-	-	-

Net asset value, end of period	$12.90	$11.00	$10.23	$10.33	$10.58	$8.16	$9.44

Total return[3]	17.42%[4]	8.79%	2.57%	(2.36)%[4]	44.75%	(6.89)%	12.90%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,352	$1,822	$2,010	$629	$584	$540	$545

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered[5]	3.63%[6]	3.32%	2.42%	8.13%[6]	13.41%	2.87%	2.96%
After fees waived and expenses absorbed/recovered[5]	2.40%[6]	2.68%	1.78%	1.57%[6]	1.65%	2.02%	2.07%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(0.79)%[6]	(0.59)%	0.33%	(5.55)%[6]	(11.06)%	2.01%	2.28%
After fees waived and expenses absorbed/recovered	0.44%[6]	0.05%	0.97%	1.01%[6]	0.70%	1.16%	1.39%

Portfolio turnover rate	11%[4]	33%	26%	6%[4]	50%	74%	64%

*	Financial information from June 30, 2019 through March 5, 2021 is for the AXS Alternative Value Fund (formerly, Cognios Large Cap Value Fund), which was reorganized into the AXS Alternative Value Fund as of the close of business on March 5, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2021.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived/recovered or absorbed by the Advisor. Returns shown include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 1.30% for the six months ended March 31, 2024. For the periods ended September 30, 2023, 2022 and 2021 and June 30, 2021, 2020 and 2019, the ratios would have been lowered by 1.58%, 0.68%, 0.47%, 0.55%, 0.92% and 0.97%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

AXS Alternative Value Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,		For the Period July 1, 2021 through	For the Year Ended June 30,
	(Unaudited)	2023	2022	September 30, 2021**	2021	2020	2019
Net asset value, beginning of period	$10.99	$10.22	$10.33	$10.58	$8.16	$9.43	$10.25
Income from Investment Operations:
Net investment income (loss)[1]	0.04	0.03	0.14	0.03	0.08	0.13	0.18
Net realized and unrealized gain (loss)	1.89	0.90	0.19	(0.28)	3.42	(0.66)	0.82
Total from investment operations	1.93	0.93	0.33	(0.25)	3.50	(0.53)	1.00

Less Distributions:
From net investment income	(0.06)	(0.08)	(0.18)	-	(1.08)	(0.09)	(0.19)
From net realized gain	-	(0.08)	(0.26)	-	-	(0.65)	(1.63)
Total distributions	(0.06)	(0.16)	(0.44)	-	(1.08)	(0.74)	(1.82)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	-	-

Net asset value, end of period	$12.86	$10.99	$10.22	$10.33	$10.58	$8.16	$9.43

Total return[3]	17.62%[4]	8.98%	2.78%	(2.36)%[4]	45.36%	(6.67)%	12.56%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,174	$11,642	$16,841	$771	$684	$10,766	$19,947

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered[5]	3.38%[6]	3.07%	2.17%	7.88%[6]	13.16%	2.62%	2.71%
After fees waived and expenses absorbed/recovered[5]	2.15%[6]	2.43%	1.53%	1.32%[6]	1.40%	1.77%	1.82%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(0.54)%[6]	(0.34)%	0.58%	(5.30)%[6]	(10.81)%	2.26%	2.53%
After fees waived and expenses absorbed/recovered	0.69%[6]	0.30%	1.22%	1.26%[6]	0.95%	1.41%	1.64%

Portfolio turnover rate	11%[4]	33%	26%	6%[4]	50%	74%	64%

*	Financial information from June 30, 2019 through March 5, 2021 is for the AXS Alternative Value Fund (formerly, Cognios Large Cap Value Fund), which was reorganized into the AXS Alternative Value Fund as of the close of business on March 5, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2021.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived/recovered or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 1.30% for the six months ended March 31, 2024. For the periods ended September 30, 2023, 2022 and 2021 and June 30, 2021, 2020 and 2019, the ratios would have been lowered by 1.58%, 0.68%, 0.47%, 0.55%, 0.92% and 0.97%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

AXS Market Neutral Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,		For the Period July 1, 2021 through	For the Year Ended June 30,
	(Unaudited)	2023	2022	September 30, 2021**	2021	2020	2019
Net asset value, beginning of period	$11.98	$11.46	$9.94	$10.06	$10.15	$10.00	$10.31
Income from Investment Operations:
Net investment income (loss)[1]	0.10	0.08	(0.08)	(0.04)	(0.15)	(0.11)	(0.05)
Net realized and unrealized gain (loss)	0.34	0.44	1.60	(0.08)	0.06	0.26	(0.26)
Total from investment operations	0.44	0.52	1.52	(0.12)	(0.09)	0.15	(0.31)

Less Distributions:
From net investment income	(0.12)	-	-	-	-	-	-
From net realized gain	-	-	-	-	-	-	-
Total distributions	(0.12)	-	-	-	-	-	-

Redemption fee proceeds[1]	-	- [2]	- [2]	-	- [2]	-	-

Net asset value, end of period	$12.30	$11.98	$11.46	$9.94	$10.06	$10.15	$10.00

Total return[3]	3.72%[4]	4.54%	15.29%	(1.19)%[4]	(0.89)%	1.50%	(3.01)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$985	$1,070	$2,031	$2,042	$2,188	$7,155	$17,931

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[5]	4.70%[6]	4.76%	4.65%	5.36%[6]	5.97%	4.86%	4.27%
After fees waived and expenses absorbed/recovered[5]	3.73%[6]	3.95%	3.88%	4.36%[6]	4.22%	4.34%	3.88%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	0.76%[6]	(0.10)%	(1.51)%	(2.67)%[6]	(3.21)%	(1.61)%	(0.65)%
After fees waived and expenses absorbed/recovered	1.73%[6]	0.71%	(0.74)%	(1.67)%[6]	(1.46)%	(1.09)%	(0.26)%

Portfolio turnover rate	28%[4]	127%	42%	15%[4]	91%	137%	159%

*	Financial information for the year ended June 30, 2019 through March 5, 2021 is for the AXS Market Neutral Fund (formerly, Cognios Market Neutral Large Cap Fund), which was reorganized into the AXS Market Neutral Fund as of the close of business on March 5, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2021.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 2.03% for the six months ended March 31, 2024. For the periods ended September 30, 2023, 2022 and 2021, the periods ended June 30, 2021, 2020 and 2019, the ratios would have been lowered by 2.25%, 2.18%, 2.66%, 2.52%, 2.64% and 2.19%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

AXS Market Neutral Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,		For the Period July 1, 2021 through	For the Year Ended June 30,
	(Unaudited)	2023	2022	September 30, 2021**	2021	2020	2019
Net asset value, beginning of period	$12.30	$11.73	$10.15	$10.28	$10.35	$10.17	$10.46
Income from Investment Operations:
Net investment income (loss)[1]	0.12	0.12	(0.06)	(0.04)	(0.12)	(0.08)	0.01
Net realized and unrealized gain (loss)	0.35	0.45	1.64	(0.09)	0.05	0.26	(0.30)
Total from investment operations	0.47	0.57	1.58	(0.13)	(0.07)	0.18	(0.29)

Less Distributions:
From net investment income	(0.16)	-	-	-	-	-	-
From net realized gain	-	-	-	-	-	-	-
Total distributions	(0.16)	-	-	-	-	-	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	-	- [2]	-	-

Net asset value, end of period	$12.61	$12.30	$11.73	$10.15	$10.28	$10.35	$10.17

Total return[3]	3.93%[4]	4.86%	15.57%	(1.26)%[4]	(0.68)%	1.77%	(2.77)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,949	$17,655	$19,021	$7,493	$9,537	$31,433	$74,525

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[5]	4.45%[6]	4.51%	4.40%	5.11%[6]	5.72%	4.61%	4.02%
After fees waived and expenses absorbed/recovered[5]	3.48%[6]	3.70%	3.63%	4.11%[6]	3.97%	4.09%	3.63%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	1.01%[6]	0.15%	(1.26)%	(2.42)%[6]	(2.96)%	(1.36)%	(0.40)%
After fees waived and expenses absorbed/recovered	1.98%[6]	0.96%	(0.49)%	(1.42)%[6]	(1.21)%	(0.84)%	(0.01)%

Portfolio turnover rate	28%[4]	127%	42%	15%[4]	91%	137%	159%

*	Financial information for the year ended June 30, 2019 through March 5, 2021 is for the AXS Market Neutral Fund (formerly, Cognios Market Neutral Large Cap Fund), which was reorganized into the AXS Market Neutral Fund as of the close of business on March 5, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2021.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 2.03% for the six months ended March 31, 2024. For the period ended September 30, 2023, 2022 and 2021, the periods ended June 30, 2021, 2020 and 2019, the ratios would have been lowered by 2.25%, 2.18%, 2.66%, 2.52%, 2.64% and 2.19%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

AXS Adaptive Plus Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Period September 15, 2022* through September 30, 2022
Net asset value, beginning of period	$9.92	$10.31	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.11	0.16	- [2]
Net realized and unrealized gain (loss) on investments and purchased options contracts	1.45	(0.52)	0.31
Net increase from reimbursement by affiliates (Note 3)	-	- [2]	-
Total from investment operations	1.56	(0.36)	0.31

Less Distributions:
From net investment income	(0.13)	(0.03)	-
Total distributions	(0.13)	(0.03)	-

Net asset value, end of period	$11.35	$9.92	$10.31

Total return[3]	15.90%[4]	(3.51)%	3.10%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$50,363	$31,383	$11,993

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	2.02%[5]	2.31%	19.43% [5]
After fees waived and expenses absorbed/recovered	1.99%[5]	1.99%	1.99% [5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.03%[5]	1.29%	(17.50)% [5]
After fees waived and expenses absorbed/recovered	2.06%[5]	1.61%	(0.06)% [5]

Portfolio turnover rate	-%[4]	-%	-%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Period Ended	For the Year Ended August 31,
	(Unaudited)	September 30, 2023[1]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.38	$15.13	$15.91	$19.02	$15.74	$21.77	$22.46
Income from Investment Operations:
Net investment income (loss)[2]	0.39	0.13	0.49	0.41	0.30	0.68	0.85
Net realized and unrealized gain (loss)	1.34	(0.62)	(0.19)	(2.45)	4.06	(5.48)	(0.10)
Total from investment operations	1.73	(0.49)	0.30	(2.04)	4.36	(4.80)	0.75

Less Distributions:
From net investment income	(0.54)	(0.13)	(0.64)	(0.42)	(0.57)	(0.90)	(1.08)
From return of capital	-	(0.13)	(0.44)	(0.65)	(0.51)	(0.33)	(0.36)
Total distributions	(0.54)	(0.26)	(1.08)	(1.07)	(1.08)	(1.23)	(1.44)

Net asset value, end of period	$15.57	$14.38	$15.13	$15.91	$19.02	$15.74	$21.77

Total return[3]	12.02%[4]	(3.23)%[4]	2.81%	(11.15)%	28.78%	(22.43)%	3.82%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,295	$2,334	$2,445	$3,509	$7,427	$14,444	$62,963

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[5]	2.99%[6]	2.95%[6]	2.35%	1.81%	1.65%	1.82%	2.04%
After fees waived and expenses absorbed/recovered[5]	2.67%[6]	2.45%[6]	2.23%	1.76%	1.69%	1.80%	2.04%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	4.81%[6]	10.28%[6]	3.26%	2.24%	1.80%	3.34%	3.96%
After fees waived and expenses absorbed/recovered	5.13%[6]	10.78%[6]	3.38%	2.29%	1.76%	3.36%	3.96%

Portfolio turnover rate	35%[4]	5%[4]	46%	93%	149%	153%	131%

*	Financial information from August 31, 2019 through May 13, 2022 is for the Orinda Income Opportunities Fund, which was reorganized into the AXS Income Opportunities Fund as of the close of business on May 13, 2022. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Fiscal year end changed to September 30, effective September 1, 2023.
[2]	Based on average shares outstanding for the period.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lower by 1.02% for the six months ended March 31, 2024. For the period ended September 30, 2023, the expense ratios would have been lower by 0.80%. For years ended August 31, 2023, 2022, 2021, 2020, and 2019, the expense ratios would have been lower by 0.58%, 0.17%, 0.08%, 0.25%, and 0.46%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

FINANCIAL HIGHLIGHTS

Class D*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Period Ended	For the Year Ended August 31,
	(Unaudited)	September 30, 2023[1]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.06	$14.79	$15.56	$18.66	$15.49	$21.52	$22.23
Income from Investment Operations:
Net investment income (loss)[2]	0.32	0.12	0.37	0.27	0.15	0.49	0.73
Net realized and unrealized gain (loss)	1.31	(0.61)	(0.16)	(2.40)	4.00	(5.36)	(0.13)
Total from investment operations	1.63	(0.49)	0.21	(2.13)	4.15	(4.87)	0.60

Less Distributions:
From net investment income	(0.48)	(0.12)	(0.58)	(0.32)	(0.47)	(0.83)	(0.95)
From return of capital	-	(0.12)	(0.40)	(0.65)	(0.51)	(0.33)	(0.36)
Total distributions	(0.48)	(0.24)	(0.98)	(0.97)	(0.98)	(1.16)	(1.31)

Net asset value, end of period	$15.21	$14.06	$14.79	$15.56	$18.66	$15.49	$21.52

Total return[3]	11.61%[4]	(3.34)%[4]	2.12%	(11.90)%	27.80%	(22.99)%	3.12%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,816	$5,673	$5,936	$7,364	$10,420	$9,626	$17,939

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[5]	3.74%[6]	3.70%[6]	3.10%	2.56%	2.40%	2.70%	2.80%
After fees waived and expenses absorbed/recovered[5]	3.42%[6]	3.20%[6]	2.98%	2.51%	2.43%	2.68%	2.80%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	4.06%[6]	9.53%[6]	2.51%	1.49%	0.90%	2.65%	3.43%
After fees waived and expenses absorbed/recovered	4.38%[6]	10.03%[6]	2.63%	1.54%	0.88%	2.67%	3.43%

Portfolio turnover rate	35%[4]	5%[4]	46%	93%	149%	153%	131%

*	Financial information from August 31, 2019 through May 13, 2022 is for the Orinda Income Opportunities Fund, which was reorganized into the AXS Income Opportunities Fund as of the close of business on May 13, 2022. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Fiscal year end changed to September 30, effective September 1, 2023.
[2]	Based on average shares outstanding for the period.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lower by 1.02% for the six months ended March 31, 2024. For the period ended September 30, 2023, the expense ratios would have been lower by 0.80%. For years ended August 31, 2023, 2022, 2021, 2020, and 2019, the expense ratios would have been lower by 0.58%, 0.17%, 0.09%, 0.34%, and 0.52%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Period Ended	For the Year Ended August 31,
	(Unaudited)	September 30, 2023[1]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.43	$15.19	$15.96	$19.08	$15.78	$21.83	$22.50
Income from Investment Operations:
Net investment income (loss)[2]	0.41	0.13	0.53	0.45	0.32	0.67	0.95
Net realized and unrealized gain (loss)	1.34	(0.62)	(0.18)	(2.46)	4.10	(5.44)	(0.12)
Total from investment operations	1.75	(0.49)	0.35	(2.01)	4.42	(4.77)	0.83

Less Distributions:
From net investment income	(0.56)	(0.14)	(0.67)	(0.46)	(0.61)	(0.95)	(1.14)
From return of capital	-	(0.13)	(0.45)	(0.65)	(0.51)	(0.33)	(0.36)
Total distributions	(0.56)	(0.27)	(1.12)	(1.11)	(1.12)	(1.28)	(1.50)

Net asset value, end of period	$15.62	$14.43	$15.19	$15.96	$19.08	$15.78	$21.83

Total return[3]	12.11%[4]	(3.23)%[4]	3.16%	(10.97)%	29.12%	(22.22)%	4.17%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$53,615	$59,638	$62,787	$120,093	$181,351	$150,062	$206,355

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[5]	2.74%[6]	2.70%[6]	2.10%	1.56%	1.40%	1.71%	1.79%
After fees waived and expenses absorbed/recovered[5]	2.42%[6]	2.20%[6]	1.98%	1.51%	1.43%	1.69%	1.79%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	5.06%[6]	10.53%[6]	3.51%	2.49%	1.88%	3.65%	4.43%
After fees waived and expenses absorbed/recovered	5.38%[6]	11.03%[6]	3.63%	2.53%	1.85%	3.67%	4.43%

Portfolio turnover rate	35%[4]	5%[4]	46%	93%	149%	153%	131%

*	Financial information from August 31, 2019 through May 13, 2022 is for the Orinda Income Opportunities Fund, which was reorganized into the AXS Income Opportunities Fund as of the close of business on May 13, 2022. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Fiscal year end changed to September 30, effective September 1, 2023.
[2]	Based on average shares outstanding for the period.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lower by 1.02% for the six months ended March 31, 2024. For the period ended September 30, 2023, the expense ratios would have been lower by 0.80%. For years ended August 31, 2023, 2022, 2021, 2020, and 2019, the expense ratios would have been lower by 0.58%, 0.17%, 0.09%, 0.35%, and 0.50%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

AXS Dynamic Opportunity Fund^

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Period Ended	For the Year Ended December 31,
	(Unaudited)	September 30, 2023 **	2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.73	$16.58	$20.32	$20.67	$17.63	$17.33	$17.71
Income from Investment Operations:
Net investment income (loss) [1]	0.01	0.07	(0.13)	(0.25)	(0.30)	(0.20)	(0.25)
Net realized and unrealized gain (loss)	2.99	0.08	(2.50)	0.39	4.25	0.56	0.04 [2]
Total from investment operations	3.00	0.15	(2.63)	0.14	3.95	0.36	(0.21)

Less Distributions:
From net investment income	(0.19)	-	(1.11)	(0.49)	(0.89)	(0.06)	(0.17)
From return of capital	-	-	-	- [3]	(0.02)	-	-
Total distributions	(0.19)	-	(1.11)	(0.49)	(0.91)	(0.06)	(0.17)

Redemption fee proceeds [1]	-	- [3]	- [3]	- [3]	- [3]	-	- [3]
Net asset value, end of period	$19.54	$16.73	$16.58	$20.32	$20.67	$17.63	$17.33

Total return [4]	18.04%[5]	0.90%[5]	(12.98)%	0.70%	22.37%	2.09%	(1.15)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,940	$1,787	$2,167	$3,200	$2,609	$3,686	$8,961

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense) [6]:	2.11%[7]	2.10%[7]	2.05%	1.94%	2.07%	1.95%	2.04%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):	0.10%[7]	0.58%[7]	(0.70)%	(1.18)%	(1.61)%	(1.10)%	(1.37)%

Portfolio turnover rate	296%[5]	649%[5]	742%	330%	437%	325%	271%

^	With the Plan of Reorganization with respect to the AXS Dynamic Opportunity Fund (formerly, ACM Dynamic Opportunity Fund), Class A shareholders received Class A shares of the AXS Dynamic Opportunity Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Financial information from January 1, 2018 through May 12, 2023 is for the ACM Dynamic Opportunity Fund, which was reorganized into the AXS Dynamic Opportunity Fund as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2023.
[1]	Based on average shares outstanding during the period.
[2]	Net realized and unrealized gain on investments does not accord with the net amount reported in the Statements of Operations for the year ended December 31, 2018 due to timing of shareholder subscriptions and redemptions relative to fluctuating market values during the year.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have remained unchanged for the six months ended March 31, 2024. For the period ended September 30, 2023, the expense ratios would have been lower by 0.07%. For the years ended December 31, 2022, 2021, 2020, 2019, and 2018, the ratios would have been lower by 0.08%, 0.06%, 0.10%, 0.02%, and 0.12.%, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

AXS Dynamic Opportunity Fund^

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Period Ended	For the Year Ended December 31,
	(Unaudited)	September 30, 2023 **	2022	2021	2020	2019	2018
Net asset value, beginning of period	$17.07	$16.88	$20.62	$20.92	$17.82	$17.48	$17.82
Income from Investment Operations:
Net investment income (loss) [1]	0.03	0.11	(0.08)	(0.20)	(0.26)	(0.15)	(0.20)
Net realized and unrealized gain (loss)	3.04	0.08	(2.55)	0.39	4.27	0.55	0.03 [2]
Total from investment operations	3.07	0.19	(2.63)	0.19	4.01	0.40	(0.17)

Less Distributions:
From net investment income	(0.23)	-	(1.11)	(0.49)	(0.89)	(0.06)	(0.17)
From return of capital	-	-	-	- [3]	(0.02)	-	-
Total distributions	(0.23)	-	(1.11)	(0.49)	(0.91)	(0.06)	(0.17)

Redemption fee proceeds [1]	-	- [3]	- [3]	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$19.91	$17.07	$16.88	$20.62	$20.92	$17.82	$17.48

Total return [4]	18.17%[5]	1.13%[5]	(12.79)%	0.93%	22.47%	2.30%	(0.92)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$55,117	$52,402	$76,514	$101,977	$83,874	$70,270	$77,999

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense) [6]:	1.86%[7]	1.85%[7]	1.80%	1.69%	1.82%	1.70%	1.79%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):	0.35%[7]	0.83%[7]	(0.42)%	(0.93)%	(1.36)%	(0.85)%	(1.12)%

Portfolio turnover rate	296%[5]	649%[5]	742%	330%	437%	325%	271%

^	With the Plan of Reorganization with respect to the AXS Dynamic Opportunity Fund (formerly, ACM Dynamic Opportunity Fund), Class I shareholders received Class I shares of the AXS Dynamic Opportunity Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Financial information from January 1, 2018 through May 12, 2023 is for the ACM Dynamic Opportunity Fund, which was reorganized into the AXS Dynamic Opportunity Fund as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2023.
[1]	Based on average shares outstanding during the period.
[2]	Net realized and unrealized gain on investments does not accord with the net amount reported in the Statements of Operations for the year ended December 31, 2018 due to timing of shareholder subscriptions and redemptions relative to fluctuating market values during the year.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have remained unchanged for the six months ended March 31, 2024. For the period ended September 30, 2023, the expense ratios would have been lower by 0.07%. For the years ended December 31, 2022, 2021, 2020, 2019, and 2018, the ratios would have been lower by 0.08%, 0.06%, 0.10%, 0.02%, and 0.12%, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

AXS Tactical Income Fund^

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Period Ended	For the Year Ended December 31,
	(Unaudited)	September 30, 2023 **	2022	2021	2020	2019***
Net asset value, beginning of period	$8.70	$9.11	$10.12	$10.54	$10.13	$10.00
Income from Investment Operations:
Net investment income (loss) [1]	0.26	0.36	0.21	0.38	0.34	0.48
Net realized and unrealized gain (loss)	0.14	(0.43)	(1.00)	(0.44)	0.34	0.03 [2]
Total from investment operations	0.40	(0.07)	(0.79)	(0.06)	0.68	0.51

Less Distributions:
From net investment income	(0.20)	(0.35)	(0.22)	(0.36)	(0.28)	(0.37)
Return of capital	-	-	-	- [3]	(0.01)	(0.01)
Total distributions	(0.20)	(0.35)	(0.22)	(0.36)	(0.29)	(0.38)

Redemption fee proceeds [1]	-	0.01	- [3]	- [3]	0.02	- [3]
Net asset value, end of period	$8.90	$8.70	$9.11	$10.12	$10.54	$10.13

Total return [4]	4.69%[5]	(0.64)%[5]	(7.89)%	(0.61)%	7.01%	5.13%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,453	$1,654	$2,142	$3,958	$3,887	$1,272

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	2.03%[6]	1.93%[6]	1.83%	1.76%	1.82%	2.35%[6,7]
After fees waived and expenses absorbed/recovered	2.03%[6]	1.93%[6]	1.83%	1.76%	1.86%[8]	2.25%[6,7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	6.01%[6]	5.25%[6]	2.11%	3.65%	3.35%	4.98%[6]
After fees waived and expenses absorbed/recovered	6.01%[6]	5.25%[6]	2.11%	3.65%	3.31%	5.08%[6]

Portfolio turnover rate	243%[5]	612%[5]	894%	555%	478%	645%[5]

^	With the Plan of Reorganization with respect to the AXS Tactical Income Fund (formerly, ACM Tactical Income Fund), Class A shareholders received Class A shares of the AXS Tactical Income Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Financial information from January 2, 2019 through May 12, 2023 is for the ACM Tactical Income Fund, which was reorganized into the AXS Tactical Income Fund as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2023.
***	The Fund commenced operations on January 2, 2019.
[1]	Based on average shares outstanding during the period.
[2]	The amount of net realized and unrealized gain on investment per share for the period ended December 31, 2019 does not accord with the amounts in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes less than 0.01% of interest expense.
[8]	Includes recapture of 0.04% during the year.

See accompanying Notes to Financial Statements.

AXS Tactical Income Fund^

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Period Ended	For the Year Ended December 31,
	(Unaudited)	September 30, 2023 **	2022	2021	2020	2019***
Net asset value, beginning of period	$8.70	$9.11	$10.12	$10.54	$10.13	$10.00
Income from Investment Operations:
Net investment income (loss) [1]	0.27	0.37	0.23	0.42	0.37	0.48
Net realized and unrealized gain (loss)	0.15	(0.40)	(1.00)	(0.45)	0.33	0.05 [2]
Total from investment operations	0.42	(0.03)	(0.77)	(0.03)	0.70	0.53

Less Distributions:
From net investment income	(0.28)	(0.38)	(0.24)	(0.39)	(0.30)	(0.39)
Return of capital	-	-	-	- [3]	(0.01)	(0.01)
Total distributions	(0.28)	(0.38)	(0.24)	(0.39)	(0.31)	(0.40)

Redemption fee proceeds [1]	-	- [3]	- [3]	- [3]	0.02	- [3]
Net asset value, end of period	$8.84	$8.70	$9.11	$10.12	$10.54	$10.13

Total return [4]	4.89%[5]	(0.35)%[5]	(7.66)%	(0.36)%	7.26%	5.35%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31,277	$34,848	$41,526	$62,146	$43,420	$19,215

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.78%[6]	1.68%[6]	1.58%	1.51%	1.57%	2.10%[6,7]
After fees waived and expenses absorbed/recovered	1.78%[6]	1.68%[6]	1.58%	1.51%	1.61%[8]	2.00%[6,7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	6.26%[6]	5.50%[6]	2.42%	4.04%	3.60%	4.73%[6]
After fees waived and expenses absorbed/recovered	6.26%[6]	5.50%[6]	2.42%	4.04%	3.56%	4.83%[6]

Portfolio turnover rate	243%[5]	612%[5]	894%	555%	478%	645%[5]

^	With the Plan of Reorganization with respect to the AXS Tactical Income Fund (formerly, ACM Tactical Income Fund), Class I shareholders received Class I shares of the AXS Tactical Income Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Financial information from January 2, 2019 through May 12, 2023 is for the ACM Tactical Income Fund, which was reorganized into the AXS Tactical Income Fund as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2023.
***	The Fund commenced operations on January 2, 2019.
[1]	Based on average shares outstanding during the period.
[2]	The amount of net realized and unrealized gain on investment per share for the period ended December 31, 2019 does not accord with the amounts in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had expenses not been waived and absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes less than 0.01% of interest expense.
[8]	Includes recapture of 0.04% during the year.

See accompanying Notes to Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.29	$12.78	$12.21	$9.42	$11.26	$12.54
Income from Investment Operations:
Net investment income (loss)[1]	0.04	0.13	(0.18)	(0.20)	(0.02)	0.03
Net realized and unrealized gain (loss)	(0.26)	(0.46)	2.82	2.99	(1.45)	(1.21)
Total from investment operations	(0.22)	(0.33)	2.64	2.79	(1.47)	(1.18)

Less Distributions:
From net investment income	(0.17)	(0.16)	(2.07)	-	(0.37)	(0.05)
From net realized gain	-	-	-	-	-	(0.05)
Total distributions	(0.17)	(0.16)	(2.07)	-	(0.37)	(0.10)

Net increase from payment by affiliates	-	-	-	-	0.00 [2,3]	-

Net asset value, end of period	$11.90	$12.29	$12.78	$12.21	$9.42	$11.26

Total return[4]	(1.69)%[5]	(2.50)%	26.21%	29.62%	(13.31)%	(9.40)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,335	$7,963	$8,859	$3,799	$3,376	$5,048

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered[6]	2.57%[7]	2.54%	2.60%	3.36%	2.35%	2.24%
After fees waived and expenses absorbed/recovered[6]	2.10%[7]	2.10%	2.10%	2.10%	2.12%	2.10%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.28%[7]	0.61%	(1.97)%	(2.96)%	(0.44)%	0.11%
After fees waived and expenses absorbed/recovered	0.75%[7]	1.05%	(1.47)%	(1.70)%	(0.21)%	0.25%

Portfolio turnover rate	0%[5]	0%	0%	0%	0%	36%

*	Financial information from November 8, 2019 and prior is for the Equinox Chesapeake Strategy Fund, which was reorganized into the AXS Chesapeake Strategy Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	The Advisor reimbursed the Fund $457 for losses from a trade error. The payment had no impact to the total return.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	If reorganizational costs and interest expense had been excluded, the expense ratios would have been lower by 0%, 0%, 0%, 0%, 0.02% and 0% for the six months ended March 31, 2024 and the years ended September 30, 2023, 2022, 2021, 2020 and 2019, respectively.
[7]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.45	$12.95	$12.34	$9.50	$11.35	$12.65
Income from Investment Operations:
Net investment income (loss)[1]	0.06	0.16	(0.15)	(0.17)	- [2]	0.05
Net realized and unrealized gain (loss)	(0.26)	(0.47)	2.86	3.01	(1.45)	(1.22)
Total from investment operations	(0.20)	(0.31)	2.71	2.84	(1.45)	(1.17)

Less Distributions:
From net investment income	(0.20)	(0.19)	(2.10)	-	(0.40)	(0.08)
From net realized gain	-	-	-	-	-	(0.05)
Total distributions	(0.20)	(0.19)	(2.10)	-	(0.40)	(0.13)

Net increase from payment by affiliates	-	-	-	-	0.00 [2,3]	-

Net asset value, end of period	$12.05	$12.45	$12.95	$12.34	$9.50	$11.35

Total return[4]	(1.47)%[5]	(2.35)%	26.58%	29.89%	(13.07)%	(9.23)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$35,233	$41,683	$45,656	$14,723	$11,955	$90,105

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered[6]	2.32%[7]	2.29%	2.35%	3.11%	2.10%	1.98%
After fees waived and expenses absorbed/recovered[6]	1.85%[7]	1.85%	1.85%	1.85%	1.87%	1.85%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.53%[7]	0.86%	(1.72)%	(2.71)%	(0.19)%	0.36%
After fees waived and expenses absorbed/recovered	1.00%[7]	1.30%	(1.22)%	(1.45)%	0.04%	0.49%

Portfolio turnover rate	0%[5]	0%	0%	0%	0%	36%

*	Financial information from November 8, 2019 and prior is for the Equinox Chesapeake Strategy Fund, which was reorganized into the AXS Chesapeake Strategy Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	The Advisor reimbursed the Fund $457 for losses from a trade error. The payment had no impact to the total return.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	If reorganizational costs and interest expense had been excluded, the expense ratios would have been lower by 0%, 0%, 0%, 0%, 0.02% and 0% for the six months ended March 31, 2024 and the years ended September 30, 2023, 2022, 2021, 2020 and 2019, respectively.
[7]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.93	$13.47	$11.85	$9.21	$10.98	$12.26
Income from Investment Operations:
Net investment income (loss)[1]	-	0.04	(0.28)	(0.27)	(0.10)	(0.05)
Net realized and unrealized gain (loss)	(0.26)	(0.48)	2.99	2.91	(1.41)	(1.18)
Total from investment operations	(0.26)	(0.44)	2.71	2.64	(1.51)	(1.23)

Less Distributions:
From net investment income	(0.05)	(0.10)	(1.09)	-	(0.26)	-
From net realized gain	-	-	-	-	-	(0.05)
Total distributions	(0.05)	(0.10)	(1.09)	-	(0.26)	(0.05)

Net increase from payment by affiliates	-	-	-	-	0.00 [2,3]	-

Net asset value, end of period	$12.62	$12.93	$13.47	$11.85	$9.21	$10.98

Total return[4]	(1.99)%[5]	(3.27)%	25.24%	28.66%	(13.96)%	(10.04)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,765	$4,496	$6,412	$271	$309	$592

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered[6]	3.32%[7]	3.29%	3.35%	4.11%	3.10%	2.99%
After fees waived and expenses absorbed/recovered[6]	2.85%[7]	2.85%	2.85%	2.85%	2.87%	2.85%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(0.47)%[7]	(0.14)%	(2.72)%	(3.71)%	(1.19)%	(0.63)%
After fees waived and expenses absorbed/recovered	0.00%[7]	0.30%	(2.22)%	(2.45)%	(0.96)%	(0.49)%

Portfolio turnover rate	0%[5]	0%	0%	0%	0%	36%

*	Financial information from November 8, 2019 and prior is for the Equinox Chesapeake Strategy Fund, which was reorganized into the AXS Chesapeake Strategy Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	The Advisor reimbursed the Fund $457 for losses from a trade error. The payment had no impact to the total return.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	If reorganizational costs and interest expense had been excluded, the expense ratios would have been lower by 0%, 0%, 0%, 0%, 0.02% and 0% for the six months ended March 31, 2024 and the years ended September 30, 2023, 2022, 2021, 2020 and 2019, respectively.
[7]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

AXS Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Note 1 – Organization

AXS Multi-Strategy Alternatives Fund (the “Multi-Strategy Alternatives Fund”), AXS Sustainable Income Fund (the “Sustainable Income Fund”), AXS FTSE Venture Capital Return Tracker Fund (the “FTSE Venture Capital Return Tracker Fund”) (formerly “AXS Thomson Reuters Venture Capital Return Tracker Fund”), AXS Merger Fund (the “Merger Fund”), AXS Alternative Value Fund (the ‘‘Alternative Value Fund’’), AXS Market Neutral Fund (the “Market Neutral Fund”), AXS Adaptive Plus Fund (the “Adaptive Plus Fund”), AXS Income Opportunities Fund (the “Income Opportunities Fund”), AXS Dynamic Opportunity Fund (the “Dynamic Opportunity Fund”) and AXS Tactical Income Fund (the “Tactical Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, other than the Merger Fund and the Adaptive Plus Fund, are diversified funds. The Merger Fund and the Adaptive Plus Fund are non-diversified funds.

The Multi-Strategy Alternatives Fund’s investment objective is long-term growth of capital. As a secondary goal, the Fund seeks to manage volatility and market risk. Effective May 1, 2020, the Multi-Strategy Alternatives Fund changed fiscal year end from April 30 to September 30.

The Multi-Strategy Alternatives Fund commenced investment operations on October 21, 2019 with Investor Class (previously R-1 Class Shares) and Class I shares. Prior to that date, the Multi-Strategy Alternatives Fund acquired the assets and assumed the liabilities of the KCM Macro Trends Fund (the "Multi-Strategy Alternatives Predecessor Fund"), a series of Northern Lights Fund Trust, which offered two classes of shares, Investor Class (previously R-1 Class Shares) and Institutional Class, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trusts Board on June 14, 2019, by the Board of Northern Lights Fund Trust on June 17, 2019, and by beneficial owners of the Multi-Strategy Alternatives Predecessor Fund on October 17, 2019. The tax-free reorganization was accomplished on October 18, 2019. Upon closing of the Plan of Reorganization, Institutional Class shares were designated to Class I shares. As a result of the reorganization, the Multi-Strategy Alternatives Fund assumed the performance and accounting history of the Multi-Strategy Alternatives Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Multi-Strategy Alternatives Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Multi-Strategy Alternatives Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Investor Class*	7,643,433	$84,119,077
Class I	67,002	740,865

*Previously R-1 Class Shares.

The net unrealized appreciation of investments transferred was $2,594,449 as of the date of the acquisition.

The Multi-Strategy Alternatives Fund acquired the assets and assumed the liabilities of the Good Harbor Tactical Select Fund (the "Multi-Strategy Alternatives Predecessor Fund"), a series of Northern Lights Fund Trust III, which offered three classes of shares, Class A, Class C and Class I, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trusts Board on January 20, 2022, by the Board of Northern Lights Fund Trust on August 26, 2021, and by beneficial owners of the Multi-Strategy Alternatives Predecessor Fund on May 18, 2022. The tax-free reorganization was accomplished on June 3, 2022. Upon closing of the Plan of Reorganization, Class A and C shares were designated to Investor shares.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Multi-Strategy Alternatives Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Investor Class*	901,427	$9,738,840
Class I	410,906	4,467,783

*Previously R-1 Class Shares.

The net unrealized appreciation of investments transferred was $194,738 as of the date of the acquisition.

The Sustainable Income Fund’s investment objective is to seek to generate current income.

The Sustainable Income Fund commenced investment operations on October 19, 2020 with Class I shares. Prior to that date, its only activity was a transfer of 101,960 newly issued shares of the Fund’s Class I in exchange for the net assets of the SKY Harbor Short Duration High Yield Partners, LP, a Delaware limited liability company (the “Company”) valued at $1,019,596. This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $946,696 (identified cost of investments transferred were $951,387), totaling $1,019,596. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The FTSE Venture Capital Return Tracker Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. venture capital-backed companies. The Fund’s current benchmark is the Thomson Reuters Venture Capital Index.

The FTSE Venture Capital Return Tracker Fund commenced investment operations on November 23, 2020 with Class A shares, Class C shares, and Class I shares. Prior to that date, the FTSE Venture Capital Return Tracker Fund acquired the assets and assumed the liabilities of the Leland Thomson Reuters Venture Capital Index Fund (the " FTSE Venture Capital Return Tracker Predecessor Fund"), a series of Northern Lights Fund Trust III, which offered three classes of shares, Class A shares, Class C shares, and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on August 6, 2020, by the Board of Northern Lights Fund Trust III on August 5, 2020, and by beneficial owners of the FTSE Venture Capital Return Tracker Predecessor Fund on November 18, 2020. The tax-free reorganization was accomplished on November 20, 2020. As a result of the reorganization, the FTSE Venture Capital Return Tracker Fund assumed the performance and accounting history of the FTSE Venture Capital Return Tracker Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the FTSE Venture Capital Return Tracker Predecessor Fund.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the FTSE Venture Capital Return Tracker Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	2,543,961	$81,237,729
Class C	382,538	11,745,929
Class I	4,326,594	139,556,985

The net unrealized appreciation of investments transferred was $64,795,988 as of the date of the acquisition.

The Merger Fund’s investment objective seeks to achieve positive risk-adjusted returns with less volatility than in the equity markets. Effective January 1, 2021, the Merger Fund changed fiscal year end from December 31 to September 30.

The Merger Fund commenced investment operations on January 25, 2021 with Investor Class shares and Class I shares. Prior to that date, the Merger Fund acquired the assets and assumed the liabilities of the Kellner Merger Fund (the "Merger Predecessor Fund"), a series of Advisors Series Trust, which offered two classes of shares, Investor Class shares and Institutional Class shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on October 20, 2020, by the Board of Advisors Series Trust on October 23, 2020, and by beneficial owners of the Merger Predecessor Fund on January 15, 2021. The tax-free reorganization was accomplished on January 22, 2021. As a result of the reorganization, the Merger Fund assumed the performance and accounting history of the Merger Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Merger Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Merger Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Investor Class	158,344	$1,639,685
Class I	9,122,919	$97,119,730

The net unrealized appreciation of investments transferred was $372,944 as of the date of the acquisition.

The Alternative Value Fund’s investment objective is to seek long-term growth of capital. Effective July 1, 2021, the Alternative Value Fund changed fiscal year end from June 30 to September 30.

The Alternative Value Fund commenced investment operations on March 8, 2021 with Class I shares and Investor Class shares. Prior to that date, the Alternative Value Fund acquired the assets and assumed the liabilities of the AXS Alternative Value Fund (formerly, Cognios Large Cap Value Fund) (the "Alternative Value Predecessor Fund"), a series of M3Sixty Funds Trust, which offered two classes of shares, Investor Class shares and Institutional Class shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on October 20, 2020, by the Board of M3Sixty Funds Trust on October 20, 2020, and by beneficial owners of the Alternative Value Predecessor Fund on February 26, 2021. The tax-free reorganization was accomplished on March 5, 2021. As a result of the reorganization, the Alternative Value Fund assumed the performance and accounting history of the Alternative Value Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Alternative Value Predecessor Fund.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Alternative Value Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Investor Class	53,742	$497,821
Institutional Class	65,608	$606,912

The net unrealized appreciation of investments transferred was $143,049 as of the date of the acquisition.

The Market Neutral Fund’s investment objective is to seek long-term growth of capital independent of stock market direction. Effective July 1, 2021, the Market Neutral Fund changed fiscal year end from June 30 to September 30.

The Market Neutral Fund commenced investment operations on March 8, 2021 with Class I shares and Investor Class shares. Prior to that date, the Market Neutral Fund acquired the assets and assumed the liabilities of the AXS Market Neutral Fund (formerly, Cognios Market Neutral Large Cap Fund) (the “Market Neutral Predecessor Fund”), a series of M3Sixty Funds Trust, which offered two class of shares, Investor Class shares and Institutional Class shares in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on October 20, 2020, by the Board of M3Sixty Funds Trust on October 20, 2020, and by beneficial owners of the Market Neutral Predecessor Fund on March 3, 2021. The tax-free reorganization was accomplished on March 5, 2021. As a result of the reorganization, the Market Neutral Fund assumed the performance and accounting history of the Market Neutral Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Market Neutral Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Market Neutral Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Investor Class	246,342	$2,334,398
Institutional Class	1,189,884	$11,511,835

The net unrealized appreciation of investments transferred was $735,813 as of the date of the acquisition.

The Adaptive Plus Fund’s investment objective is to seek capital appreciation in rising and falling U.S. equity markets. The Adaptive Plus Fund currently offers one class of shares, Class I. Investor Class Shares are not currently available. The Fund’s Class I shares commenced operations on September 15, 2022.

The Income Opportunities Fund’s investment objective is to seek to maximize current income with potential for modest growth capital. Effective September 1, 2023, the Income Opportunities Fund changed fiscal year end from August 31 to September 30.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

The Income Opportunities Fund commenced investment operations on May 16, 2022 with Class A shares, Class D Shares and Class I shares. Prior to that date, the Income Opportunities Fund acquired the assets and assumed the liabilities of the Orinda Income Opportunities Fund (the “Income Opportunities Predecessor Fund”), a series of the RBB Fund, Inc., which offered three class of shares, Class A, Class D, and Class I shares. On May 6, 2022, beneficial owners of the Income Opportunities Predecessor Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the Income Opportunities Fund. The Plan of Reorganization was approved by the Trust’s Board on January 20, 2022 and by the RBB Fund, Inc. Board on January 20, 2022. The tax-free reorganization was accomplished on May 13, 2022. As a result of the reorganization, the Income Opportunities Fund assumed the performance and accounting history of the Income Opportunities Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Income Opportunities Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Income Opportunities Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	288,994	$4,713,613
Class D	500,841	7,997,228
Class I	7,682,748	125,743,540

The net unrealized depreciation of investments transferred was $14,736,986 as of the date of the acquisition.

The Dynamic Opportunity Fund’s investment objective is to seek long-term capital appreciation with a short-term focus on capital preservation. Effective July 1, 2023, the Dynamic Opportunity Fund changed fiscal year and tax year ends from December 31 to September 30.

The Dynamic Opportunity Fund commenced investment operations on May 15, 2023 with Class A and Class I shares. Prior to that date, the Dynamic Opportunity Fund acquired the assets and assumed the liabilities of the ACM Dynamic Opportunity Fund (the "AXS Dynamic Opportunity Predecessor Fund"), a series of Northern Lights Fund Trust III, which offered two classes of shares, Class A and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on February 2, 2023, by the Board of Northern Lights Fund Trust III on January 23, 2023, and by beneficial owners of the AXS Dynamic Opportunity Predecessor Fund on May 10, 2023. The tax-free reorganization was accomplished on May 12, 2023. As a result of the reorganization, the Dynamic Opportunity Fund assumed the performance and accounting history of the AXS Dynamic Opportunity Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the AXS Dynamic Opportunity Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the AXS Dynamic Opportunity Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	116,630	$1,881,167
Class I	3,939,339	64,761,951

The net unrealized appreciation of investments transferred was $7,284,210 as of the date of the acquisition.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

The Tactical Income Fund’s investment objective is to seek to generate income, with capital preservation as a secondary objective. Effective July 1, 2023, the Tactical Income Fund changed fiscal and tax year ends from December 31 to September 30.

The Tactical Income Fund commenced investment operations on May 15, 2023 with Class A and Class I shares. Prior to that date, the Tactical Income Fund acquired the assets and assumed the liabilities of the ACM Tactical Income Fund (the "AXS Tactical Income Predecessor Fund"), a series of Northern Lights Fund Trust III, which offered two classes of shares, Class A and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on February 2, 2023, by the Board of Northern Lights Fund Trust III on January 23, 2023, and by beneficial owners of the AXS Tactical Income Predecessor Fund on May 5, 2023. The tax-free reorganization was accomplished on May 12, 2023. As a result of the reorganization, the Tactical Income Fund assumed the performance and accounting history of the AXS Tactical Income Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the AXS Tactical Income Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the AXS Tactical Income Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	236,949	$2,120,926
Class I	4,507,040	40,364,152

The net unrealized appreciation of investments transferred was $133,691 as of the date of the acquisition.

The shares of each class of each Fund (other than the Sustainable Income Fund which currently only offers one class of shares) represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Exchange-Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Equity Swaps (Total Return Swaps)

The Multi-Strategy Alternatives Fund and FTSE Venture Capital Return Tracker Fund may enter into equity swap contracts for hedging or investment purposes. Equity swap contracts may be structured in different ways. The counterparty may agree to pay the Funds the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Funds may agree to pay to the counterparty a floating-rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. In these cases, the return to the Funds on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Funds on the notional amount. In other cases, the counterparty and the Fund may agree to pay the other the difference between the relative investment performance that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

Total return swap contracts are agreements between counterparties to exchange cash flow, one based on a market-linked return of an individual asset or group of assets (such as an index), and the other on a fixed or floating rate. As a total return swap, an equity swap may be structured in different ways. When the Funds enter into a “long” equity swap, the counterparty may agree to pay the Funds the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular referenced security or securities, plus the dividends that would have been received on those securities. In return, the Funds will generally agree to pay the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such referenced security or securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Therefore, the Funds’ return on the equity swap generally should equal the gain or loss on the notional amount, plus dividends on the referenced security or securities less the interest paid by the Funds on the notional amount. Alternatively, when the Funds enter into a “short” equity swap, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Funds sold a particular referenced security or securities short, less the dividend expense that the Funds would have incurred on the referenced security or securities, as adjusted for interest payments or other economic factors. In this situation, the Funds will generally be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had they been invested directly in the referenced security or securities.

Equity swaps generally do not involve the delivery of securities or other referenced assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Funds are contractually obligated to make. If the other party to an equity swap defaults, the Funds’ risk of loss consists of the net amount of payments that the Funds are contractually entitled to receive, if any. The Funds will segregate cash or liquid assets, enter into offsetting transactions or use other measures permitted by applicable law to “cover” the Funds’ current obligations.

Equity swaps are derivatives and their value can be very volatile. The Funds may engage in total return swaps to gain exposure to securities, along with offsetting long total return swap positions to maintain appropriate currency balances and risk exposures across all swap positions. To the extent that the Advisor does not accurately analyze and predict future market trends, the values or assets or economic factors, the Funds may suffer a loss, which may be substantial. As of March 31, 2024, open swap agreements are shown in the Schedules of Investments.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

(e) Real Estate Investment Trusts (“REITs”)

The Income Opportunities Fund has made certain investments in REITS which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

(f) Short Sales

Short sales are transactions in which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Options

The Funds may write or purchase options contracts primarily to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(h) Short-Term Investments

The Sustainable Income Fund invests a significant amount (91.6% of its net assets as of March 31, 2024) in the UMB Bank, Institutional Banking Money Market II Deposit Investment. The UMB Bank, Institutional Banking Money Market II Deposit Investment acts as a bank deposit for the Fund, providing an interest-bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets.

The Merger Fund invests a significant amount (25.4% of its net assets as of March 31, 2024) in the Fidelity Investments Money Market Funds – Treasury Portfolio – Class I (“FISXX”). FISXX invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. The Fund may also hold cash.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

FISXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per the September 30, 2023 Semi-Annual report of the Fidelity Investments Money Market Funds – Treasury Portfolio – Class I was 0.18%.

(i) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(j) Federal Income Tax

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2024, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

(k) Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid at least annually, except for the Sustainable Income Fund and the Income Opportunities Fund, which will distribute net investment income, if any, quarterly and the Tactical Income Fund, which will distribute net investment income, if any, monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(l) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Funds exceed 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay twice a month investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Fund	Investment Advisory Fees	Investment Advisory Fees Tier 2	Investment Advisory Fees Tier 3
Multi-Strategy Alternatives Fund	1.00%	-	-
Sustainable Income Fund	0.70%	-	-
FTSE Venture Capital Return Tracker Fund	1.25%	-	-
Merger Fund	1.25%*	1.125%**	1.00%***
Alternative Value Fund	0.65%	-	-
Market Neutral Fund	1.40%	-	-
Adaptive Plus Fund	1.50%	-	-
Income Opportunities Fund	1.00%	-	-
Dynamic Opportunity Fund	1.25%	-	-
Tactical Income Fund	1.00%	-	-

*	Fund’s average daily net assets up to $2 billion.
**	Fund’s average daily net assets between $2 billion and $4 billion.
***	Fund’s average daily net assets in excess of $4 billion.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the total limit on annual operating expenses of each fund.

These agreements are in effect until January 31, 2025 for the Multi-Strategy Alternatives Fund, the Sustainable Income Fund, the FTSE Venture Capital Return Tracker Fund, the Merger Fund, the Alternative Value Fund, the Market Neutral Fund, the Income Opportunities Fund and the Adaptive Plus Fund and May 12, 2025 for the Dynamic Opportunity Fund and the Tactical Income Fund and they may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class:

		Total Limit on Annual
		Operating Expenses
	Class A Shares	Class C Shares	Class D Shares	Class I Shares	Investor Class Shares
Multi-Strategy Alternatives Fund	-	-	-	1.51%	1.68%
Sustainable Income Fund	-	-	-	0.99%	-
FTSE Venture Capital Return Tracker Fund	1.75%	2.50%	-	1.50%	-
Merger Fund	-	-	-	1.50%	1.75%
Alternative Value Fund	-	-	-	0.85%	1.10%
Market Neutral Fund	-	-	-	1.45%	1.70%
Adaptive Plus Fund	-	-	-	1.99%	-
Income Opportunities Fund	1.65%	-	2.40%	1.40%	-
Dynamic Opportunity Fund	2.40%	-	-	2.15%	-
Tactical Income Fund	2.25%	-	-	2.00%	-

The Advisor has engaged Green Alpha Advisors, LLC (“Green Alpha”) and Uniplan Investment Counsel, Inc. (“Uniplan”) as Sub-Advisors, to manage the Sustainable Income Fund’s overall investment program, and pays Green Alpha and Uniplan from its advisory fees.

The Advisor has engaged Kellner Management, L.P. (“Kellner”) to manage the Merger Fund’s overall investment program and pays Kellner from its advisory fees. The Advisor has engaged Quantitative Value Technologies, LLC d/b/a Cognios Capital (the “Cognios”) to manage the Alternative Value Fund and the Market Neutral Fund and pays Cognios from its advisory fees.

Prior to the close of business on October 18, 2019, investment advisory services were provided to the Multi-Strategy Alternatives Predecessor Fund by Kerns Capital Management, Inc., which received investment management fees for its services pursuant to the terms of the investment advisory agreements for the Multi-Strategy Alternatives Predecessor Fund. The investment advisory fees, which were computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Prior to the close of business on November 20, 2020, investment advisory services were provided to the FTSE Venture Capital Return Tracker Predecessor Fund by Good Harbor Financial, LLC (“Good Harbor”) which received investment management fees for its services pursuant to the terms of the investment advisory agreements for the FTSE Venture Capital Return Tracker Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 1.25% of the FTSE Venture Capital Return Tracker Predecessor Fund's average daily net assets. Good Harbor had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.75%, 2.50%, and 1.50% of the average daily net assets of Class A, Class C, and Class I shares, respectively, of the FTSE Venture Capital Return Tracker Predecessor Fund.

Prior to the close of business on May 12, 2023, investment advisory services were provided to the AXS Dynamic Opportunity Predecessor Fund and AXS Tactical Income Predecessor Fund by Ascendant Capital Management, LLC (“Ascendant”) for the period January 1, 2023 through May 12, 2023, which received investment management fees for their services pursuant to the terms of the investment advisory agreements for the AXS Dynamic Opportunity Predecessor Fund and the AXS Tactical Income Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 1.25% of the AXS Dynamic Opportunity Predecessor Fund’s average daily net assets and 1.00% of the AXS Tactical Income Predecessor Fund’s average daily net assets. Ascendant had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.40% and 2.15% of the average daily net assets of Class A shares and Class I shares, respectively, of the AXS Dynamic Opportunity Predecessor Fund and do not exceed 2.25% and 2.00% of the average daily net assets of Class A shares and Class I shares, respectively, of the AXS Tactical Income Predecessor Fund.

For the six months ended March 31, 2024, the Advisor waived advisory fees and absorbed other expenses totaling $387,963, $343,842, $1,269,727, $567,595, $519,615, $666,768, $98,452 and $336,227 for the Multi-Strategy Alternatives Fund, Sustainable Income Fund, FTSE Venture Capital Return Tracker Fund, Merger Fund, Alternative Value Fund, Market Neutral Fund, Adaptive Plus Fund and Income Opportunities Fund, respectively.

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if each Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to each Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from each Fund if the reimbursement will not cause each Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

	Multi-Strategy Alternatives Fund	Sustainable Income Fund	FTSE Venture Capital Return Tracker Fund
September 30, 2024	$105,332	$53,753	$148,438
September 30, 2025	84,473	150,675	746,554
September 30, 2026	132,804	84,939	243,172
September 30, 2027	65,354	54,475	131,563
Total	$387,963	$343,842	$1,269,727

	Merger Fund	Alternative Value Fund	Market Neutral Fund
June 30, 2024	$-	$204,502	$255,480
September 30, 2024	91,243	22,808	27,485
September 30, 2025	194,688	72,072	106,381
September 30, 2026	202,747	139,882	188,797
September 30, 2027	78,917	80,351	88,625
Total	$567,595	$519,615	$666,768

	Adaptive Plus Fund	Income Opportunities Fund
August 31, 2025	$-	$89,686
August 31, 2026	-	117,609
September 30, 2025	23,459	-
September 30, 2026	68,537	28,256
September 30, 2027	6,456	100,676
Total	$98,452	$336,227

Good Harbor is permitted to seek reimbursement, subject to certain limitations, of fees waived or payments made by Good Harbor to the FTSE Venture Capital Return Tracker Predecessor Fund prior to reorganization on November 20, 2020, for a period ending three years after the date of the waiver of payment. This reimbursement may be requested from the FTSE Venture Capital Return Tracker Fund if the reimbursement will not cause the FTSE Venture Capital Return Tracker Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. Reimbursements of fees waived, or payments made will be made on a “first in, first out” basis so that the oldest fees waived, or payments are satisfied first. Any reimbursement of fees waived, or payments made by Good Harbor to the FTSE Venture Capital Return Tracker Predecessor Fund prior to the reorganization must be approved by the Trust’s Board of Trustees. Good Harbor may recapture all or a portion of this amount no later than September 30 of the years stated below for the FTSE Venture Capital Return Tracker Fund:

FTSE Venture Capital Return Tracker Fund
2024	$98,415
Total	$98,415

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

During the six months ended March 31, 2024, a service provider reimbursed the Dynamic Opportunity Fund $293 for losses from an NAV error. This amount is reported on the Dynamic Opportunity Fund’s Statements of Operations and Statements of Changes under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

During the year ended September 30, 2023, a service provider reimbursed the Adaptive Plus Fund $389 for losses from a shareholder trade. This amount is reported on the Adaptive Plus Fund’s Statement of Operations and Statements of Changes under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

Prior to the close of business on January 22, 2021, investment advisory services were provided to the Merger Predecessor Fund by Kellner, which received investment management fees for its services pursuant to the terms of the investment advisory agreements for the Merger Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 1.25% of the Merger Fund’s average daily net assets up to $2 billion in assets, 1.125% on assets between $2 billion to $4 billion, and 1.00% on assets in excess of $4 billion. The Merger Predecessor’s advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Merger Predecessor Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, Rule 12b-1 fees, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% of the average daily net assets of the Predecessor Fund.

Prior to the close of business on March 5, 2021, investment advisory services were provided to the Alternative Value Predecessor Fund and Market Neutral Predecessor Fund by Cognios for the period July 1, 2020 through November 30, 2020, and by AXS Investments LLC for the period December 1, 2020 through March 5, 2021, which received investment management fees for their services pursuant to the terms of the investment advisory agreements for the Alternative Value Predecessor Fund and the Market Neutral Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 0.65% of the Alternative Value Predecessor Fund’s average daily net assets and 1.40% of the Market Neutral Predecessor Fund’s average daily net assets. Cognios and AXS Investments LLC had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.10% and 0.85% of the average daily net assets of Investor Class and Institutional Class shares, respectively, of the Alternative Value Predecessor Fund and do not exceed 1.70% and 1.45% of the average daily net assets of Investor Class and Institutional Class shares, respectively, of the Market Neutral Predecessor Fund.

Cognios is permitted to seek reimbursement, subject to certain limitations, of fees waived or payments made by Cognios to the Alternative Value Predecessor Fund and the Market Neutral Predecessor Fund prior to the reorganization on March 5, 2021, for a period ending three years after the date of the waiver of payment Such reimbursement may be requested from each Fund if the reimbursement will not cause the Fund’s annual expense ratios to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursements. Reimbursements of fees waived, or payments made will be made on a “first in, first out” basis so that the oldest fees waived, or payments are satisfied first. Any reimbursements of fees waived, or payments made by Cognios to the Alternative Value Predecessor Fund and Market Neutral Predecessor Fund prior to the reorganization must be approved by the Trust’s Board of Trustees. Cognios may recapture all or a portion of this amount no later than June 30 of the years stated below:

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

	Alternative Value Fund	Market Neutral Fund
2024	$85,816	$130,522
Total	$85,816	$130,522

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2024, are reported on the Statements of Operations.

ALPS Distributors, Inc. serves as the Funds’ Distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended March 31, 2024, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations. The amount shown as “Fees paid indirectly” on the Statements of Operations is a portion of the Trustees fees paid by the Trust’s Co-Administrators.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended March 31, 2024, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At March 31, 2024, gross unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes were as follows:

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

	Multi-Strategy Alternatives Fund	Sustainable Income Fund	FTSE Venture Capital Return Tracker Fund
Cost of investments	$14,115,883	$4,368,184	$104,841,334

Gross unrealized appreciation	$1,951,895	$2,550	$34,977,727
Gross unrealized depreciation	(150,890)	(8,440)	(4,662,720)
Net unrealized appreciation (depreciation) on investments	$1,801,005	$(5,890)	$30,315,007

	Merger Fund	Alternative Value Fund	Market Neutral Fund
Cost of investments	$10,667,723	$13,542,806	$7,894,937

Gross unrealized appreciation	$553,140	$2,076,487	$3,033,834
Gross unrealized depreciation	(593,208)	(673,817)	(2,080,007)
Net unrealized appreciation (depreciation) on investments	$(40,068)	$1,402,670	$953,827

	Adaptive Plus Fund	Income Opportunities Fund	Dynamic Opportunity Fund
Cost of investments	$46,862,713	$76,733,126	$45,077,720

Gross unrealized appreciation	$4,158,101	$5,543,896	$11,979,638
Gross unrealized depreciation	(623,880)	(10,757,659)	(271,347)
Net unrealized appreciation (depreciation) on investments	$3,534,221	$(5,213,763)	$11,708,291

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Tactical Income Fund
Cost of investments	$33,372,198

Gross unrealized appreciation	$941,930
Gross unrealized depreciation	(892,385)
Net unrealized appreciation (depreciation) on investments	$49,545

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax basis of the components of distributable net earnings (accumulated deficit) at September 30, 2023 were as follows:

	Multi-Strategy Alternatives Fund	Sustainable Income Fund	FTSE Venture Capital Return Tracker Fund
Undistributed ordinary income	$65,512	$-	$-
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	65,512	-	-

Accumulated capital and other losses	(1,278,691)	(582,227)	(121,865,391)
Unrealized appreciation (depreciation) on investments	221,071	(134,079)	3,181,864
Unrealized appreciation (depreciation) on swap contracts	-	-	(3,693,720)
Unrealized appreciation (depreciation) on foreign currency translations	-	-	-
Unrealized Trustees’ deferred compensation	(8,138)	(4,815)	(38,115)
Total accumulated earnings (deficit)	$(1,000,246)	$(721,121)	$(122,415,362)

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

	Merger Fund	Alternative Value Fund	Market Neutral Fund
Undistributed ordinary income	$1,612,679	$4,449	$241,254
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	1,612,679	4,449	241,254

Accumulated capital and other losses	(73,865)	(277,371)	(4,213,289)
Unrealized appreciation (depreciation) on investments	380,502	(423,304)	447,950
Unrealized appreciation (depreciation) on foreign currency translations	2,297	-	-
Unrealized Trustees’ deferred compensation	(10,137)	(2,937)	(3,473)
Total accumulated earnings (deficit)	$1,911,476	$(699,163)	$(3,527,558)

	Adaptive Plus Fund	Income Opportunities Fund	Dynamic Opportunity Fund
Undistributed ordinary income	$294,336	$-	$441,185
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	294,336	-	441,185

Accumulated capital and other losses	(164,740)	(48,130,645)	(1,075,149)
Unrealized appreciation (depreciation) on investments	(1,285,586)	(11,029,559)	4,148,964
Unrealized appreciation (depreciation) on foreign currency translations	-	-	-
Unrealized Trustees’ deferred compensation	(2,165)	-	(1,248)
Total accumulated earnings (deficit)	$(1,158,155)	$(59,160,204)	$3,513,752

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Tactical Income Fund
Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(8,188,014)
Unrealized appreciation (depreciation) on investments	(940,069)
Unrealized appreciation (depreciation) on foreign currency translations	-
Unrealized Trustees’ deferred compensation	(861)
Total accumulated earnings (deficit)	$(9,128,944)

The tax character of the distributions paid during the periods ended September 30, 2023, September 30, 2022, August 31, 2023, August 31, 2022, December 31, 2022, December 31, 2021 and June 30, 2022 were as follows:

	Multi-Strategy Alternatives Fund
	September 30, 2023	September 30, 2022
Distributions paid from:
Ordinary income	$-	$3,646,539
Net long-term capital gains	-	399,445
Total distributions paid	$-	$4,045,984

	Sustainable Income Fund
	September 30, 2023	September 30, 2022
Distributions paid from:
Ordinary income	$103,017	$1,827,684
Net long-term capital gains	-	12,926
Total distributions paid	$103,017	$1,840,610

	FTSE Venture Capital Return Tracker Fund
	September 30, 2023	September 30, 2022
Distributions paid from:
Ordinary income	$1,045,319	$27,678,206
Net long-term capital gains	-	43,747,033
Total distributions paid	$1,045,319	$71,425,239

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

	Merger Fund
	September 30, 2023	September 30, 2022
Distributions paid from:
Ordinary income	$213,383	$550,151
Net long-term capital gains	19,287	193,385
Total distributions paid	$232,670	$743,536

	Alternative Value Fund
	September 30, 2023	September 30, 2022
Distributions paid from:
Ordinary income	$175,220	$22,193
Net long-term capital gains	191,373	34,712
Total distributions paid	$366,593	$56,905

Market Neutral Fund
	September 30, 2023	September 30, 2022	June 30, 2022
Distributions paid from:
Ordinary income	$-	$-	$-
Net long-term capital gains	-	-	-
Total distributions paid	$-	$-	$-

	Adaptive Plus Fund
	September 30, 2023	September 30, 2022
Distributions paid from:
Ordinary income	$54,338	$-
Net long-term capital gains	-	-
Total distributions paid	$54,338	$-

	Income Opportunities Fund*
	September 30, 2023	August 31, 2023	August 31, 2022
Distributions paid from:
Ordinary income	$624,677	$4,807,949	$4,110,908
Net long-term capital gains	-	-	-
Return of capital	612,989	2,552,672	5,859,184
Total distributions paid	$1,237,666	$7,360,621	$9,970,092

	Dynamic Opportunity Fund*
	September 30, 2023	December 31, 2022	December 31, 2021
Distributions paid from:
Ordinary income	$-	$-	$-
Net long-term capital gains	-	4,898,230	2,463,974
Return of capital	-	-	15,510
Total distributions paid	$-	$4,898,230	$2,479,484

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

	Tactical Income Fund*
	September 30, 2023	December 31, 2022	December 31, 2021
Distributions paid from:
Ordinary income	$1,720,297	$1,275,175	$2,043,660
Net long-term capital gains	-	-	-
Tax exempt income	-	-	172,599
Return of capital	-	-	14,908
Total distributions paid	$1,720,297	$1,275,175	$2,231,167

*	The Fund’s new tax year is September 30, 2023.

As of September 30, 2023, the Funds had qualified late-year ordinary losses, which are deferred until fiscal year 2024 for tax purposes. Net late-year ordinary losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of each Fund’s next taxable year.

Late-Year Ordinary Losses
FTSE Venture Capital Return Tracker Fund	$2,953,740

As of September 30, 2023, the Funds had post-October capital losses, which are deferred until fiscal year 2024 for tax purposes. Capital losses incurred after October 31, and within the year are deemed to arise on the first day of the Fund’s next taxable year.

Post-October Capital Losses
Multi-Strategy Alternatives Fund	$138,995
Sustainable Income Fund	106,111
FTSE Venture Capital Return Tracker Fund	9,599,646
Merger Fund	73,865

As of September 30, 2023, the Funds had net capital loss carryovers as follows:

Not subject to expiration:	Short-term	Long-term	Total
Multi-Strategy Alternatives Fund	$1,139,696	$-	$1,139,696
Sustainable Income Fund	476,116	-	476,116
FTSE Venture Capital Return Tracker Fund	106,747,583	2,564,422	109,312,005
Alternative Value Fund	195,810	81,561	277,371
Market Neutral Fund	4,213,289	-	4,213,289
Adaptive Plus Fund	164,740	-	164,740
Income Opportunities Fund	31,150,701	16,979,944	48,130,645
Dynamic Opportunity Fund	1,075,149	-	1,075,149
Tactical Income Fund	7,981,701	206,313	8,188,014

The Multi-Strategy Alternatives Fund, Sustainable Income Fund, FTSE Venture Capital Return Tracker Fund, Alternative Value Fund, Market Neutral Fund, Adaptive Plus Fund, Income Opportunities Fund, Dynamic Opportunity Fund and Tactical Income Fund had utilized non-expiring capital loss carry overs totaling $0, $0, $0, $0, $154,912, $0, $0, $0 and $0, respectively.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Note 5 – Redemption Fee

The Sustainable Income Fund, FTSE Venture Capital Return Tracker Fund, Merger Fund, Alternative Value Fund, Market Neutral Fund, Dynamic Opportunity Fund and Tactical Income Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. These Funds received redemption fees as follows:

	Six Months Ended March 31, 2024	Periods Ended September 30, 2023	Year Ended December 31, 2022
Sustainable Income Fund	$-	$-	$-
FTSE Venture Capital Return Tracker Fund	1,556	9,276	-
Merger Fund	-	-	-
Alternative Value Fund	-	975	-
Market Neutral Fund	1,393	8,395	-
Dynamic Opportunity Fund	-	4,441	291
Tactical Income Fund	-	3,196	105

Note 6 – Investment Transactions

For the six months ended March 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, option transactions and short-term U.S. Government securities were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
Multi-Strategy Alternatives Fund	$32,710,385	$35,657,693	$-	$-
Sustainable Income Fund	1,498,671	4,624,020	-	-
FTSE Venture Capital Return Tracker Fund	21,138,868	21,700,901	-	-
Merger Fund	21,717,166	28,947,370	5,676,914	5,541,647
Alternative Value Fund	1,634,677	4,627,823	-	-
Market Neutral Fund	7,598,650	12,579,836	3,356,446	9,610,266
Adaptive Plus Fund	-	-	-	-
Income Opportunities Fund	24,916,506	33,721,824	-	-
Dynamic Opportunity Fund	105,505,121	87,113,267	23,256,928	22,236,053
Tactical Income Fund	70,759,349	73,962,279	568,679	571,040

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its shares.  With respect to Investor Class shares, Class A shares, Class C shares and Class D shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25%, 0.25%, 1.00% and 1.00%, respectively, of average daily net assets. Class I Shares are not subject to any distribution or service fees under the Plan.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

For the six months ended March 31, 2024, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Fund-linked options are stated at fair value based on the fair value of the ProfitScore Capital Management, Inc. Regime Adaptive Equity trading program, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2024, in valuing the Funds’ assets and liabilities carried at fair value:

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Multi-Strategy Alternatives Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$10,621,803	$-	$-	$10,621,803
Exchange-Traded Funds	3,817,365	-	-	3,817,365
Short-Term Investments	1,477,720	-	-	1,477,720
Total Investments	$15,916,888	$-	$-	$15,916,888

Sustainable Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Corporate Bonds[1]	$-	$630	$-	$630
Preferred Stocks[1]	40,050	-	-	40,050
Short-Term Investments	4,321,614	-	-	4,321,614
Total Investments	$4,361,664	$630	$-	$4,362,294

FTSE Venture Capital Return Tracker Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$134,928,319	$-	$-	$134,928,319
Short-Term Investments	228,022	-	-	228,022
Total Assets	$135,156,341	$-	$-	$135,156,341

Liabilities
Other Financial Instruments***
Swap Contracts	$-	$4,085,505	$-	$4,085,505
Total Liabilities	$-	$4,085,505	$-	$4,085,505

Merger Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$11,018,924	$-	$-	$11,018,924
Warrants[1]	4,690			4,690
Short-Term Investments	4,690,510	-	-	4,690,510
Total Assets	$15,714,124	$-	$-	$15,714,124

Liabilities
Securities Sold Short
Common Stocks[1]	$5,086,469	$-	$-	$5,086,469
Total Liabilities	$5,086,469	$-	$-	$5,086,469

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Alternative Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$14,928,966	$-	$-	$14,928,966
Short-Term Investments	16,510	-	-	16,510
Total Investments	$14,945,476	$-	$-	$14,945,476

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$20,928,561	$-	$-	$20,928,561
Short-Term Investments	346,256	-	-	346,256
Total Assets	$21,274,817	$-	$-	$21,274,817

Liabilities
Securities Sold Short
Common Stocks[1]	$12,426,053	$-	$-	$12,426,053
Total Liabilities	$12,426,053	$-	$-	$12,426,053

Adaptive Plus Fund	Level 1	Level 2	Level 3**	Total
Investments
U.S. Treasury Bills	$-	$23,254,471	$-	$23,254,471
Short-Term Investments	15,645,466	-	-	15,645,466
Total Investments	15,645,466	23,254,471	-	38,899,937
Purchased Options Contracts	-	11,496,997	-	11,496,997
Total Investments and Purchased Options Contracts	$15,645,466	$34,751,468	$-	$50,396,934

Income Opportunities Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$12,971,232	$-	$-	$12,971,232
Preferred Stocks[1]	56,767,431	-	-	56,767,431
Short-Term Investments	1,780,700	-	-	1,780,700
Total Investments	$71,519,363	$-	$-	$71,519,363

Dynamic Opportunity Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$50,231,548	$-	$-	$50,231,548
Exchange-Traded Funds	2,824,660	-	-	2,824,660
Short-Term Investments	3,965,703	-	-	3,965,703
Total Investments	57,021,911	-	-	57,021,911
Purchased Options Contracts	-	897,740	-	897,740
Total Investments and Purchased Options Contracts	$57,021,911	$897,740	$-	$57,919,651

Liabilities
Securities Sold Short
Exchange-Traded Funds	$1,133,640	$-	$-	$1,133,640
Total Liabilities	$1,133,640	$-	$-	$1,133,640

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Tactical Income Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$765,560	$-	$-	$765,560
Exchange-Traded Funds	29,180,815	-	-	29,180,815
Closed-End Funds	563,850	-	-	563,850
Short-Term Investments	2,911,518	-	-	2,911,518
Total Investments	$33,421,743	$-	$-	$33,421,743

[1]	For a detailed break-out by major industry classification, please refer to the Schedules of Investments.
*	The Funds did not hold any Level 2 or 3 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.
***	Other financial instruments are derivative instruments such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The Funds invested in swap contracts and options contracts during the six months ended March 31, 2024.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of March 31, 2024, by risk category are as follows:

FTSE Venture Capital Return Tracker Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value
Equity contracts	Unrealized depreciation on open swap contracts	$4,085,505

Adaptive Plus Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value
Equity contracts	Purchased options contracts, at value	$11,496,997

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Dynamic Opportunity Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value
Equity contracts	Purchased options contracts, at value	$897,740

The effects of derivative instruments on the Statements of Operations for the six months ended March 31, 2024, are as follows:

Multi-Strategy Alternatives Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$(448,917)

FTSE Venture Capital Return Tracker Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$13,199,479

Merger Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$(474)

Adaptive Plus Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$860,679

Dynamic Opportunity Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(1,466,733)	$(911,969)

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Multi-Strategy Alternatives Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$(131,547)

FTSE Venture Capital Return Tracker Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$(391,785)

Adaptive Plus Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$4,824,727

Dynamic Opportunity Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$119,185

The average quarterly volume of derivative instruments held by the Funds during the six months ended March 31, 2024, are as follows:

Multi-Strategy Alternatives Fund
Open Swap Contracts - Short
Equity contracts	Notional Value	$(1,835,314)

FTSE Venture Capital Return Tracker Fund
Open Swap Contracts – Long
Equity contracts	Notional Value	$200,811,929

Adaptive Plus Fund
Purchased Options Contracts
Equity contracts	Notional Value	$88

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Dynamic Opportunity Fund
		Purchased Options Contracts	Written Options Contracts
Equity contracts	Notional Value	$24,357,700	$(506,667)

Note 11 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

It is the Funds’ policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of open swap contracts. As of March 31, 2024, the Funds are subject to a master netting arrangement for the open swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of March 31, 2024:

FTSE Venture Capital Return Tracker Fund
			Amounts Not Offset in Statements of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized depreciation on open swap contracts	BNP Paribas	$(4,085,505)	$4,085,505	$-	$-

* Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Note 12 – Borrowing

The Alternative Value Fund, Market Neutral Fund and Income Opportunities Fund have entered into a borrowing agreement with BNP Paribas (acting through its New York Branch). The Funds may borrow amounts up to one-third of the value of its assets. The Alternative Value Fund, Market Neutral Fund and Income Opportunities Fund are charged interest of the bank’s prime rate plus 1.25%, 1.00% and 1.30%, respectively, for borrowing under this agreement. Interest expense for the six months ended March 31, 2024, is disclosed on the Statements of Operations, if applicable. The Market Neutral Fund did not borrow under the line of credit agreement during the six months ended March 31, 2024. Credit facility activity for the six months ended March 31, 2024, was as follows:

	Alternative Value Fund	Income Opportunities Fund
Maximum available credit as of March 31, 2024	$5,533,044	$24,243,904
Largest amount outstanding on an individual day	3,641,466	935,959
Average daily loan outstanding	2,569,176	922,424
Credit facility outstanding as of March 31, 2024	2,081,656	863,128
Average interest rate when in use	6.57%	5.72%
Interest	$85,169	$306,399

Note 13 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Note 14 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2024, beneficial ownership in excess of 25% is as follows:

Fund	Beneficial Owner	% of Outstanding Shares
Multi-Strategy Alternatives Fund	National Financial Services, LLC	25.2%
Sustainable Income Fund	National Financial Services, LLC	63.7%
FTSE Venture Capital Return Tracker Fund	LPL Financial, LLC	29.2%
Merger Fund	Charles Schwab & Co.	30.1%
Merger Fund	National Financial Services, LLC	35.5%
Alternative Value Fund	US Bank, N.A.	44.0%
Market Neutral Fund	Charles Schwab & Co.	36.8%
Market Neutral Fund	LPL Financial, LLC	31.5%
Adaptive Plus Fund	Charles Schwab & Co.	88.4%
Income Opportunities Fund	Pershing LLC	43.8%
Dynamic Opportunity Fund	Charles Schwab & Co.	88.8%
Tactical Income Fund	Charles Schwab & Co.	83.8%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Note 15 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds have adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds have adopted procedures in accordance with Rule 2a-5.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 16 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

On March 18, 2024, the Board of Trustees of the Trust approved a Plan of Liquidation for the Multi-Strategy Alternatives Fund and the Sustainable Income Fund. The Plan of Liquidation authorized the termination, liquidation and dissolution of the Multi-Strategy Alternatives Fund and the Sustainable Income Fund.

At the close of business on April 26, 2024, Multi-Strategy Alternatives Fund and Sustainable Income Fund liquidated. Each Fund made a liquidating distribution to its remaining shareholders equal to each shareholder’s proportionate interest in the net assets of the respective Fund, in complete redemption and cancellation of the respective Fund’s shares held by the shareholder, and each Fund was dissolved.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Note 1 – Organization

AXS Chesapeake Strategy Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is long-term capital appreciation.

The Fund commenced investment operations on November 11, 2019 with Class A shares, Class C Shares and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Equinox Chesapeake Strategy Fund (the “Chesapeake Strategy Predecessor Fund”), a series of Equinox Funds Trust, which offered three class of shares, Class A, Class C, and Class I shares. On November 6, 2019, beneficial owners of the Chesapeake Strategy Predecessor Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the Fund. The Plan of Reorganization was approved by the Trust’s Board on June 14, 2019 and by the Equinox Funds Trust Board on July 1, 2019. The tax-free reorganization was accomplished on November 8, 2019. As a result of the reorganization, the Fund assumed the performance and accounting history of the Chesapeake Strategy Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Chesapeake Strategy Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Chesapeake Strategy Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	455,380	$4,835,786
Class C	52,298	541,044
Class I	7,369,196	78,929,398

The net unrealized depreciation of investments transferred was $2,540,824 as of the date of the acquisition.

On November 3, 2021, based on the recommendation of the Advisor, the Trust’s Board approved the reorganization of the AXS Aspect Core Diversified Strategy Fund (the “Aspect Core Fund”) into the Fund. The Board called and held a meeting of shareholders of Aspect Core Fund on December 15, 2021, where shareholders approved the reorganization. The purpose of the reorganization was to combine two funds within the Trust with similar investment objectives and strategies. The reorganization provided for the transfer of assets of the Aspect Core Fund (the “Target Fund”) to the Fund and the assumption of the liabilities of the Aspect Core Fund by the Fund. Following the reorganization, the Fund held the assets of the Aspect Core Fund. The reorganization was effective as of the close of business on December 17, 2021. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Aspect Core Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	83,620	$839,543
Class C	180,850	1,924,244
Class I	295,670	3,001,051

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

(a) Consolidation of Subsidiary

The Fund may invest up to 25% of its total assets in its subsidiary, AXS Chesapeake Strategy Fund Limited (the “Fund’s subsidiary” or “subsidiary”), a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the Fund include the accounts of the Fund’s subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Fund’s subsidiary is advised by Chesapeake Investment Management LLC (“Chesapeake” or the “Sub-Advisor”) and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objective and policies specified in the Fund’s prospectus and statement of additional information. The Fund’s subsidiary will generally invest in derivatives, including commodity futures, and other investments intended to serve as margin or collateral for derivative positions. The inception date of the Fund’s subsidiary was April 19, 2012. As of March 31, 2024, total assets of the Chesapeake Strategy Fund were $46,532,922 of which $2,151,014, or approximately 4.62%, represented the Fund’s ownership of the shares of the Fund’s subsidiary.

For tax purposes, the Fund’s subsidiary is an exempted Cayman investment company. The Fund’s subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, each subsidiary is a Controlled Foreign Corporation (“CFC”) and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the subsidiary’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may have been taken by any one of the Trustees.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Futures Contracts

The Fund purchases and sells futures contracts to pursue its investment objective and to gain exposure to, or hedge against, change in the value of equities, interest rates, foreign currency, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

(d) Forward Foreign Currency Contracts

The Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Consolidated Statement of Operations.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

(e) Short-Term Investments

The Fund invests a significant amount (60.3% of its net assets as of March 31, 2024) in the UMB Bank, Institutional Banking Money Market II Deposit Investment. The UMB Bank, Institutional Banking Money Market II Deposit Investment acts as a bank deposit for the Fund, providing an interest-bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets.

(f) Short Sales

Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Options

The Fund may write or purchase options contracts primarily to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(h) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares in proportion to their relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

(i) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2024, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j) Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(k) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays twice a month investment advisory fee to the Advisor at the annual rate of 1.45% of the Fund’s average daily net assets. The Advisor has engaged Chesapeake Capital Corporation (“Chesapeake”), a Sub-Advisor, to manage the Chesapeake Strategy Fund’s overall investment program, and pays Chesapeake from its advisory fees.

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.10%, 2.85% and 1.85% of the average daily net assets of the Fund’s Class A shares, Class C shares and Class I shares, respectively, until January 31, 2025, and the agreement may be terminated before that date only by the Trust’s Board of Trustees.

The investment management fees include a management fee paid to the advisor by the Fund’s subsidiary at the annual rate of 1.45% of the subsidiary’s average daily net assets. The advisor has contractually agreed, for so long as the Fund invests in the subsidiary, to waive a portion of the management fee it receives from the Fund in an amount equal to the management fee paid to the advisor by the subsidiary, with no right to recoupment. This undertaking may not be terminated by the advisor as long as the investment advisory agreement between the subsidiary and the Advisor is in place unless the Advisor obtains the prior approval of the Trust’s Board of Trustees.

For the six months ended March 31, 2024, the Advisor waived a portion of its advisory fees totaling $112,851. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At March 31, 2024, the amount of these potentially recoverable expenses was $754,814. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Consolidated Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than September 30, of the year stated below:

2024	$217,024
2025	172,227
2026	252,712
2027	112,851
Total	$754,814

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2024, are reported on the Consolidated Statement of Operations.

ALPS Distributors, Inc. serves as the Fund’s Distributor (the “Distributor”). Prior to January 1, 2023, IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), served as the Fund’s Distributor. The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended March 31, 2024, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Consolidated Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Consolidated Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Consolidated Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2024, are reported on the Consolidated Statement of Operations.

Note 4 – Federal Income Taxes

At March 31, 2024, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$39,744,653

Gross unrealized appreciation	$-
Gross unrealized depreciation	-

Net unrealized appreciation/(depreciation)	$-

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2023, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings/(deficit) as follows:

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Increase (Decrease)
Paid in Capital	Total Distributable Earnings
$-	$-

As of September 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$610,571
Undistributed long-term capital gains	-
Tax accumulated earnings	610,571

Accumulated capital and other losses	(19,903,687)
Unrealized Appreciation/(Depreciation)	-
Unrealized Appreciation/(Depreciation) - futures contracts	(138,779)
Unrealized Appreciation/(Depreciation) - forward foreign currency exchange contracts	-
Unrealized Appreciation/(Depreciation) - foreign currency translations	104
Unrealized deferred compensation	(24,554)
Total accumulated earnings/(deficit)	$(19,456,345)

The tax character of the distributions paid during the fiscal years ended September 30, 2023 and September 30, 2022, were as follows:

Distributions paid from:	2023	2022
Ordinary income	$839,695	$3,152,394
Net long-term capital gains	-	-
Total distributions paid	$839,695	$3,152,394

At September 30, 2023, the Fund had an accumulated net capital loss carry forward as follows:

Short-term	$10,513,437
Long-term	1,081,599
Total	$11,595,036

During the fiscal year ended September 30, 2023, the Chesapeake Strategy Fund utilized non-expiring capital loss carry overs totaling $0 respectively.

Note 5 – Investment Transactions

For the six months ended March 31, 2024, the Fund’s purchases and sales of investments, excluding short-term investments and futures contracts, were $0 and $0, respectively.

Note 6 – Distribution Plan

The Trust on behalf the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to, Class A shares and Class C shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets. Class I Shares are not subject to any distribution or service fees under the Plan.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

For the six months ended March 31, 2024, distribution fees incurred are disclosed on the Consolidated Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value:

Chesapeake Strategy Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Short-Term Investments	$39,744,653	$-	$-	$39,744,653
Total Investments	39,744,653	-	-	39,744,653
Other Financial Instruments**
Futures Contracts	1,149,733	-	-	1,149,733
Total Assets	$40,894,386	$-	$-	$40,894,386

*	The Fund did not hold any Level 2 or 3 securities at period end.
**	Other financial instruments are derivative instruments such as futures contracts and forward foreign currency contracts. Futures contracts and forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position and performance. The Fund invested in futures contracts during the six months ended March 31, 2024.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments, as of March 31, 2024, by risk category are as follows:

Chesapeake Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statement of Assets and Liabilities	Value	Consolidated Statement of Assets and Liabilities	Value
Commodity contracts	Unrealized appreciation on open futures contracts*	$557,919	Unrealized depreciation on open futures contracts*	$(463,179)
Currency contracts	Unrealized appreciation on open futures contracts*	154,100	Unrealized depreciation on open futures contracts*	(162,379)
Index contracts	Unrealized appreciation on open futures contracts*	1,198,011	Unrealized depreciation on open futures contracts*	-
Interest rate contracts	Unrealized appreciation on open futures contracts*	343,609	Unrealized depreciation on open futures contracts*	(478,348)
	Total unrealized appreciation on open futures contracts*	2,253,639	Total unrealized depreciation on open futures contracts*	(1,103,906)
Net unrealized appreciation/(depreciation) on open futures contracts**				$1,149,733

*	Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Consolidated Schedule of Investments.
**	Net unrealized appreciation/(depreciation) on open futures contracts is shown as variation margin on futures contracts on the Consolidated Statement of Assets and Liabilities.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended March 31, 2024, are as follows:

Chesapeake Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statement of Operations
Derivatives not designated as hedging instruments	Futures Contracts
Commodity contracts	$(2,089,272)
Currency contracts	(882,104)
Index contracts	1,756,976
Interest rate contracts	(1,377,898)
Total	$(2,592,298)

Chesapeake Strategy Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statement of Operations
Derivatives not designated as hedging instruments	Futures Contracts
Commodity contracts	$381,774
Currency contracts	60,821
Index contracts	1,656,789
Interest rate contracts	(940,833)
Total	$1,158,551

The average quarterly volume of derivative instruments held by the Fund during the six months ended March 31, 2024, are as follows:

Chesapeake Strategy Fund
		Long Futures Contracts*	Short Futures Contracts*
Commodity contracts	Notional Value	$13,672,569	$17,606,369
Currency contracts	Notional Value	19,233,077	20,244,437
Index contracts	Notional Value	451,081,477	1,126,610
Interest rate contracts	Notional Value	39,888,004	50,425,061

*	Local currency

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of futures, forward foreign currency exchange and swap contracts. As of March 31, 2024, the Fund is subject to a master netting arrangement for the futures. The following table shows additional information regarding the offsetting of assets and liabilities, as of March 31, 2024:

Chesapeake Strategy Fund
			Amounts Not Offset in Consolidated Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Consolidated Statement of Assets and Liabilities	Financial Instruments**	Cash Collateral**	Net Amount
Unrealized appreciation/(depreciation) on open futures contracts*	StoneX	$1,149,733	$-	$-	$1,149,733

*	Includes cumulative appreciation/depreciation on futures contracts as reported on the Schedule of Investments. Net unrealized appreciation/depreciation is shown as variation margin on futures contracts on the Consolidated Statement of Assets and Liabilities.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

AXS Chesapeake Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Note 12 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the Fund’s streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund has adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on January 24, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each, a “Fund” and collectively, the “Funds”):

•	AXS Adaptive Plus Fund (the “Adaptive Plus Fund”),

•	AXS Alternative Value Fund (the “Alternative Value Fund”),

•	AXS Chesapeake Strategy Fund (the “Chesapeake Strategy Fund”),

•	AXS Income Opportunities Fund (the “Income Opportunities Fund”),

•	AXS Market Neutral Fund (the “Market Neutral Fund”),

•	AXS Merger Fund (the “Merger Fund”),

•	AXS Multi-Strategy Alternatives Fund (the “Multi-Strategy Alternatives Fund”),

•	AXS Sustainable Income Fund (the “Sustainable Income Fund”), and

•	AXS FTSE Venture Capital Return Tracker Fund (the “Venture Capital Return Tracker Fund”).

At the same meeting, the Board and the Independent Trustees also reviewed and unanimously approved the renewal of the following agreements for an additional one-year term from when they otherwise would expire:

•	the sub-advisory agreement (the “Cognios Sub-Advisory Agreement”) between the Advisor and Quantitative Value Technologies, LLC d/b/a Cognios Capital (“Cognios Capital”) with respect to the Alternative Value Fund and the Market Neutral Fund;

•	the sub-advisory agreement (the “Chesapeake Sub-Advisory Agreement”) between the Advisor and Chesapeake Capital Corporation (“Chesapeake Capital”) with respect to the Chesapeake Strategy Fund;

•	the investment advisory agreement between the Advisor and AXS Chesapeake Strategy Fund Limited (the “Chesapeake Subsidiary”), a wholly-owned subsidiary of the Chesapeake Strategy Fund organized in the Cayman Islands, and the sub-advisory agreement between the Advisor and Chesapeake Capital with respect to the Chesapeake Subsidiary (together, the “Chesapeake Strategy Fund Subsidiary Agreements”);

•	the sub-advisory agreement (the “Kellner Sub-Advisory Agreement”) between the Advisor and Kellner Management, L.P. (“Kellner”) with respect to the Merger Fund;

•	the sub-advisory agreement (the “Green Alpha Sub-Advisory Agreement”) between the Advisor and Green Alpha Advisors, LLC (“Green Alpha”) with respect to the Sustainable Income Fund; and

•	the sub-advisory agreement (the “Uniplan Sub-Advisory Agreement”) between Uniplan Investment Counsel, Inc. (“Uniplan”) with respect to the Sustainable Income Fund.

Cognios Capital, Chesapeake Capital, Kellner, Green Alpha, and Uniplan are collectively referred to below as the “Sub-Advisors.” The Advisory Agreement, the Cognios Sub-Advisory Agreement, the Chesapeake Sub-Advisory Agreement, the Chesapeake Strategy Fund Subsidiary Agreements, the Kellner Sub-Advisory Agreement, the Green Alpha Sub-Advisory Agreement, and the Uniplan Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.”

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In approving renewal of the Fund Advisory Agreements with respect to each Fund and the Chesapeake Subsidiary, as applicable, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund, the Chesapeake Subsidiary, and shareholders of the Fund and the Chesapeake Subsidiary, as applicable.

Background

In advance of the meeting, the Board received information about the Funds, the Chesapeake Subsidiary, and the Fund Advisory Agreements from the Advisor, the Sub-Advisors, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor and the Sub-Advisors; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds and the Chesapeake Subsidiary, as applicable; information about the Advisor’s and the Sub-Advisors’ compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with each Fund; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each, a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each, a “Fund Universe”) for various periods ended October 31, 2023; reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to each Fund Advisory Agreement, as applicable. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Advisor during the year at other Board and Board committee meetings. No representatives of the Advisor or the Sub-Advisors were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

AXS Investments LLC

Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•	The Adaptive Plus Fund’s total return for the one-year period was below the Large Blend Fund Universe and Peer Group median returns and the S&P 500 Total Return Index return by 10.28%, 10.82%, and 12.31%, respectively. The Trustees noted the Advisor’s explanation that the Fund’s return was under that of its Peer Group median because the Fund’s underlying index had underperformed, and that the trading algorithm was long too often in declining markets and short or in cash too often in rising markets. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-year period. The Trustees considered that the Fund had been operating for a short period and that performance over longer periods would be more meaningful.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The Alternative Value Fund’s annualized total return for the three-year period was above the Peer Group and Large Value Fund Universe median returns, the S&P 500 Total Return Index return, and the S&P 500 Value Total Return Index return. The Fund’s annualized total return for the five-year period was above the Peer Group and Fund Universe median returns and the S&P 500 Value Total Return Index return, but below the S&P 500 Total Return Index return by 1.07%. The Fund’s total return for the one-year period was below the Fund Universe and Peer Group median returns, the S&P 500 Value Total Return Index return, and the S&P 500 Total Return Index return by 5.91%, 6.03%, 12.71%, and 15.16%, respectively. The Trustees noted the Advisor’s explanation that the Fund’s strategy was a more value-focused play than its Peer Group funds when value was out of favor, and that the Fund allocated more assets to smaller companies when larger companies were performing well and were favored by the Fund’s peers. The Board also observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-year period.

•	The Chesapeake Strategy Fund’s annualized total returns for the three- and ten-year periods were above the Peer Group and Systematic Trend Fund Universe median returns as well as the SG Trend Index returns. The Fund’s total return for the one-year period was above the Fund Universe median return and the SG Trend Index return, and was the same as the Peer Group median return. The Fund’s annualized total return for the five-year period was below the Peer Group and Fund Universe median returns and the SG Trend Index return by 0.85%, 1.21%, and 4.22%, respectively. The Trustees noted the Advisor’s explanation that the Fund underperformed its peers due to the Fund’s poor performance in 2019, and that the Fund underperformed its index, which includes strategies that can employ more leverage than registered funds. The Board also observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the three- and ten-year periods.

•	The Income Opportunities Fund’s annualized total returns for the one- and three-year periods were above the Peer Group and Preferred Stock Fund Universe median returns and the Bloomberg U.S. Aggregate Bond Index returns. The Fund’s annualized total return for the ten-year period was above the Bloomberg U.S. Aggregate Bond Index return, but below the Peer Group and Fund Universe median returns by 2.86% and 3.04%, respectively. The Fund’s annualized total return for the five-year period was below the Bloomberg U.S. Aggregate Bond Index return and the Peer Group and Fund Universe median returns by 1.87%, 3.57%, and 3.71%, respectively. The Board considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group for the five- and ten-year periods was due to poor returns in 2015 and 2018, combined with the real estate collapse in the first quarter of 2020 caused by the COVID-19 pandemic, all of which occurred prior to the Advisor becoming the Fund’s investment advisor.

•	The Market Neutral Fund’s annualized total returns for the three- and ten-year periods were above the Peer Group and Equity Market Neutral Fund Universe median returns and the Bloomberg Aggregate Bond Index returns, but below the S&P 500 Total Return Index returns by 2.12% and 6.95%, respectively, for those periods. The Fund’s annualized total return for the five-year period was above the Bloomberg Aggregate Bond Index return, but below Fund Universe and Peer Group median returns and the S&P 500 Total Return Index return by 0.54%, 1.87%, and 8.29%, respectively. The Fund’s total return for the one-year period was above the Bloomberg Aggregate Bond Index return, but below the Peer Group and Fund Universe median returns and the S&P 500 Total Return Index return by 5.66%, 7.40%, and 8.93%, respectively. The Board considered the Advisor’s assertion that the Fund is more value-based and/or equally weighted than the funds in the Peer Group, and that the Fund underperformed the Peer Group over the one-year period because value stocks generally underperformed and large cap stocks outperformed during the period.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The Merger Fund’s total return for the one-year period was above the Peer Group and Event Driven Fund Universe median returns and the ICE BofA U.S. 3-Month Treasury Bill Index return. The Fund’s annualized total return for the three-year period was above the Fund Universe median return and the ICE BofA U.S. 3-Month Treasury Bill Index return, but below than the Peer Group median return by 0.18%. The Fund’s annualized total return for the ten-year period was above the ICE BofA U.S. 3-Month Treasury Bill Index return and was the same as the Fund Universe median return, but was below the Peer Group median return by 0.17%. The Fund’s annualized total return for the five-year period was above the ICE BofA U.S. 3-Month Treasury Bill Index return, but below the Fund Universe and Peer Group median returns by 0.42% and 0.94%, respectively. The Trustees considered the Advisor’s explanation that the Fund invests only in companies engaged in publicly announced mergers or other events, while its peer funds have larger investible universes. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, five-, and ten-year periods.

•	The Multi-Strategy Alternatives Fund’s total return for the one-year period was above the Peer Group and Multistrategy Fund Universe median returns and the Wilshire Liquid Alternative Global Macro Index return. The Fund’s annualized total return for the three-year period was above the Peer Group and Fund Universe median returns, but below the Wilshire Liquid Alternative Global Macro Index return by 0.27%. The Fund’s annualized total return for the five-year period was below the Fund Universe and Peer Group median returns and the Wilshire Liquid Alternative Global Macro Index return by 0.22%, 0.25%, and 1.06%, respectively. The Board considered the Advisor’s assertion that the Fund’s underperformance over the five-year period was due to the Fund’s significant loss in the fourth quarter of 2018, when the Fund lost over 7%, and that the Fund performed under the benchmark because the Fund reinvested too late after the post-COVID market rally.

•	The Sustainable Income Fund’s annualized total return for the ten-year period was above the ICE BofA 1-3 Year U.S. Corporate & Government Bond Index return, but below the Peer Group and High Yield Bond Fund Universe median returns by 1.64% and 1.92%, respectively. The Fund’s annualized total return for the three-year period was below the ICE BofA 1-3 Year U.S. Corporate & Government Bond Index return and the Fund Universe and Peer Group median returns by 0.03%, 1.98%, and 2.70%, respectively. The Fund’s annualized total return for the five-year period was below the ICE BofA 1-3 Year U.S. Corporate & Government Bond Index return and the Fund Universe and Peer Group median returns by 0.66%, 2.13%, and 2.41%, respectively. The Fund’s total return for the one-year period was below the ICE BofA 1-3 Year U.S. Corporate & Government Bond Index return and the Fund Universe and Peer Group median returns by 2.01%, 4.54%, and 4.56%, respectively. The Trustees considered the Advisor’s explanation that the High Yield Bond Fund Universe is heterogeneous, and that the Fund utilizes core credit analysis with an ESG overlay, which makes comparisons challenging; that the Fund’s longer duration compared to the benchmark hurt its performance during the inflationary and rising interest rate environment; and that the Fund was exposed to higher risk than the benchmark when spreads between high yield, blue chip and government bonds were compressing. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-, three-, five-, and ten-year periods.

•	The Venture Capital Return Tracker Fund’s total return for the one-year period was above the NASDAQ Composite Index return and the same as the Peer Group median return, but below the Large Growth Fund Universe median return and the Refinitiv Venture Capital Index return by 0.19% and 1.05%, respectively. The Fund’s annualized total return for the five-year period was below the Refinitiv Venture Capital Index return, the Peer Group median return, the NASDAQ Composite Index return, and the Fund Universe median return by 1.87%, 3.89%, 5.32%, and 6.06%, respectively. The Fund’s annualized total return for the three-year period was below the Refinitiv Venture Capital Index return, the Peer Group median return, the NASDAQ Composite Index return, and the Fund Universe median return by 1.54%, 13.79%, 14.45%, and 16.20%, respectively. The Board considered the Advisor’s assertion that for the three- and five-year periods, the Fund’s underperformance was due to the impact of rising interest rates on growth stocks and technology companies in the first three quarters of 2022, during which the Fund sustained a loss of over 60%.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board noted its familiarity with the Advisor and considered the overall quality of services provided by the Advisor to the Funds and the Chesapeake Subsidiary. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds and the Chesapeake Subsidiary, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds and the Chesapeake Subsidiary. The Board also considered the overall quality of the organization and operations of the Advisor, its commitment to the maintenance and growth of the Funds’ assets, and its compliance structure and compliance procedures. In addition, the Board considered the respective roles of the Advisor and the Sub-Advisors, noting that the Advisor provides overall supervision of the general investment management and investment operations of each applicable Fund and the Chesapeake Subsidiary, and oversees the Sub-Advisors with respect to each applicable Fund’s and the Chesapeake Subsidiary’s operations, including monitoring the investment and trading activities of the Sub-Advisors, monitoring each Fund’s and the Chesapeake Subsidiary’s compliance with its investment policies, and providing general administrative services related to the Advisor’s overall supervision of each Fund and the Chesapeake Subsidiary; and that the Sub-Advisors’ responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund and the Chesapeake Subsidiary were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The Adaptive Plus Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Large Blend Fund Universe medians by 0.77% and 0.90%, respectively. The Board considered the Advisor’s belief that the Fund offers an investment objective and strategies that are unique and distinct from those of the funds in the Peer Group and Fund Universe, that the Fund’s strategies are typically only available in more costly and less transparent portfolios that charge both management fees and performance fees, and that the advisory fee includes the cost of licensing the underlying index. The Board also observed that for the fiscal year ended September 30, 2023, the Advisor waived a portion of the Fund’s advisory fee to comply with its expense limitation agreement.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 1.09% and 1.30%, respectively. The Board noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Alternative Value Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but slightly higher than the Large Value Fund Universe median by 0.02%. The Trustees observed that the Fund’s advisory fee was not in the highest quartile of funds in the Peer Group or Fund Universe.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.06% and 0.14%, respectively. The Board noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

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•	The Chesapeake Strategy Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Systematic Trend Fund Universe medians by 0.30%. The Trustees observed that the Fund’s advisory fee was not in the highest quartile of funds in the Peer Group or Fund Universe.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.41% and 0.51%, respectively. The Board observed, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Income Opportunities Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Preferred Stock Fund Universe medians by 0.25% and 0.30%, respectively. The Board considered the Advisor’s belief that the Fund offers an investment objective and strategies that are unique and distinct from those of the funds in the Peer Group and Fund Universe, as the Fund engages in active stock analysis and selection. The Board also observed that for the fiscal year ended September 30, 2023, the Advisor waived a portion of the Fund’s advisory fee to comply with its expense limitation agreement.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.33% and 0.49%, respectively. The Board noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Market Neutral Fund’s annual investment advisory fee (gross of fee waivers) was slightly higher than the Peer Group median by 0.025% and higher than the Equity Market Neutral Fund Universe median by 0.30%. The Trustees observed that the Fund’s advisory fee was not in the highest quartile of funds in the Peer Group.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median, but higher than the Fund Universe median by 0.09%. The Board considered, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Merger Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Event Driven Fund Universe and Peer Group medians by 0.05% and 0.15%, respectively. The Board considered the Advisor’s assertion that the Fund offers an investment objective and strategies that are unique and distinct from those of the funds in the Peer Group and Fund Universe, and that the Fund employs a pure merger arbitration strategy that is more labor intensive than some of the Peer Funds. The Board also observed that for the fiscal year ended September 30, 2023, the Advisor waived a significant portion of its advisory fee to comply with its expense limitation agreement.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.06% and 0.19%, respectively. The Board observed, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Multi-Strategy Alternatives Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Multistrategy Fund Universe medians. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median, but higher than the Fund Universe median by 0.11%. The Board noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The Sustainable Income Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and High Yield Bond Fund Universe medians by 0.15%. The Trustees observed that the Fund’s advisory fee was not in the highest quartile of funds in the Peer Group.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.24% and 0.31%, respectively. The Board observed, however, that the average net assets of the Fund’s class considered by Broadridge were quite low and were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Venture Capital Return Tracker Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Large Growth Fund Universe medians by 0.54% and 1.051%. The Board noted the Advisor’s assertions that the Fund offers an investment objective and strategies that are unique and distinct from those of the funds in the Peer Group and Fund Universe, that the Fund’s strategies are typically only available in more costly and less transparent portfolios that charge both management fees and performance fees, and that the advisory fee includes the cost of licensing the Fund’s research index and underlying index. The Board also observed that for the fiscal year ended September 30, 2023, the Advisor waived a portion of its advisory fee to comply with its expense limitation agreement.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.69% and 1.22%, respectively. The Board observed that the Fund had a higher advisory fee than its Peer Group median and that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

In reviewing the advisory fees and net expenses for each Fund, the Board noted that the Advisor does not manage any other accounts with the same objectives and policies as any Fund, and therefore they did not have a good basis for comparing each Fund’s advisory fee with those of other similar client accounts of the Advisor; and that the Advisor set the net expenses for each Fund at a level at which the Advisor can maintain the viability of the Fund. The Board also considered the Advisor’s observation that many of the Funds’ peers were part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds and the Chesapeake Subsidiary.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended October 31, 2023, noting that the Advisor had waived a portion of its advisory fee for the Adaptive Plus Fund, Income Opportunities Fund, and Venture Capital Return Tracker Fund; had waived a significant portion of its advisory fee for the Chesapeake Strategy Fund, Market Neutral Fund, Merger Fund, and Multi-Strategy Alternatives Fund; had waived its entire advisory fee and subsidized certain of the operating expenses for the Alternative Value Fund and Sustainable Income Fund; and had not realized a profit with respect to the Alternative Value Fund, Merger Fund, and Sustainable Income Fund. The Board determined that the profits of the Advisor from its relationships with the Adaptive Plus Fund, Chesapeake Strategy Fund, Income Opportunities Fund, Market Neutral Fund, Multi-Strategy Alternatives Fund, and Venture Capital Return Tracker Fund were reasonable.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Quantitative Value Technologies, LLC d/b/a Cognios Capital

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by Cognios Capital to the Alternative Value Fund and the Market Neutral Fund. In doing so, the Board considered Cognios Capital’s specific responsibilities in day-to-day portfolio management of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of Cognios Capital, as well as its compliance structure. The Board’s observations regarding the performance of each Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Cognios Capital to the Alternative Value Fund and the Market Neutral Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fees charged by Cognios Capital with respect to the Alternative Value Fund and the Market Neutral Fund, which they noted were lower than the management fees that Cognios Capital charges to manage (i) separately managed accounts using a substantially identical strategy to the Alternative Value Fund, and (ii) a private partnership, which also includes an incentive allocation, using a substantially identical strategy (other than a difference in leverage) to the Market Neutral Fund. The Board observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the separately managed accounts and the private partnership that Cognios Capital manages. The Board also noted that the Advisor pays Cognios Capital’s sub-advisory fees out of the Advisor’s advisory fees.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Cognios Capital under the Cognios Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Cognios Capital provides to the Funds.

Benefits to Cognios Capital

The Board also considered the benefits received by Cognios Capital as a result of its relationship with the Alternative Value Fund and Market Neutral Fund, other than the receipt of its sub-advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Cognios Capital’s compliance program, the intangible benefits of Cognios Capital’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance.

Chesapeake Capital Corporation

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by Chesapeake Capital to the Chesapeake Strategy Fund and Chesapeake Subsidiary. In doing so, the Board considered Chesapeake Capital’s specific responsibilities in day-to-day portfolio management of the Fund and its Subsidiary, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund and its Subsidiary. The Board also considered the overall quality of the organization and operations of Chesapeake Capital, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Chesapeake Capital to the Chesapeake Strategy Fund and Chesapeake Subsidiary were satisfactory.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Chesapeake Capital with respect to the Chesapeake Strategy Fund and Chesapeake Subsidiary, which they noted was within the range of the management fees that Chesapeake Capital charges to manage various series of interests in a private fund, which also pays an incentive fee and an administrative fee with respect to certain of the series, and to a separately managed account for a fund of funds, which also pays an incentive fee. The Board observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private fund and separately managed account that Chesapeake Capital manages. The Board also noted that the Advisor pays Chesapeake Capital’s sub-advisory fee out of the Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Chesapeake Capital under the Chesapeake Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Chesapeake Capital provides to the Chesapeake Strategy Fund and Chesapeake Subsidiary.

Benefits to Chesapeake Capital

The Board also considered the benefits received by Chesapeake Capital as a result of its relationship with the Chesapeake Strategy Fund and Chesapeake Subsidiary, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Chesapeake Capital’s compliance program, the intangible benefits of Chesapeake Capital’s association with the Fund and Chesapeake Subsidiary generally, and any favorable publicity arising in connection with the Fund’s performance.

Kellner Management, L.P.

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by Kellner to the Merger Fund. In doing so, the Board considered Kellner’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of Kellner, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Kellner to the Merger Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Kellner with respect to the Merger Fund, which they noted was within the range of the management fees that Kellner charges to manage private funds, which also charge an incentive fee, and to a separately managed account. The Board observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds or the separately managed account that Kellner manages. The Board also noted that the Advisor pays Kellner’s sub-advisory fee out of the Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Kellner under the Kellner Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Kellner provides to the Merger Fund.

Benefits to Kellner

The Board also considered the benefits received by Kellner as a result of its relationship with the Merger Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Kellner’s compliance program, the intangible benefits of Kellner’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Green Alpha Advisors, LLC

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by Green Alpha to the Sustainable Income Fund. In doing so, the Board considered that as a sub-advisor to the Fund, Green Alpha is responsible for providing a universe of ESG companies for the Fund, and that Uniplan, the Fund’s other sub-advisor, is responsible for selecting fixed income securities from the ESG investment universe identified by Green Alpha based on Uniplan’s investment process. The Board also considered the overall quality of the organization and operations of Green Alpha, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Green Alpha to the Sustainable Income Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Green Alpha with respect to the Sustainable Income Fund, which they noted was lower than the management fees that Green Alpha charges to manage separately managed accounts using a substantially identical strategy to the Sustainable Income Fund. The Board also noted that the Advisor pays Green Alpha’s sub-advisory fee out of the Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Green Alpha under the Green Alpha Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Green Alpha provides to the Sustainable Income Fund.

Benefits to Green Alpha

The Board also considered the benefits received by Green Alpha as a result of its relationship with the Sustainable Income Fund, other than the receipt of its sub-advisory fee, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of Green Alpha’s compliance program, the intangible benefits of Green Alpha’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Uniplan Investment Counsel, Inc.

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by Uniplan to the Sustainable Income Fund. In doing so, the Board considered that as a sub-advisor to the Fund, Uniplan is responsible for selecting fixed income securities from the ESG investment universe identified by Green Alpha, the Fund’s other sub-advisor, based on Uniplan’s investment process. The Board also considered the overall quality of the organization and operations of Uniplan, as well as its compliance structure. The Board’s observations regarding the performance of the Sustainable Income Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Uniplan to the Sustainable Income Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Uniplan with respect to the Sustainable Income Fund. The Board noted that Uniplan does not manage any other accounts with the same objectives and policies as the Fund, and that therefore they did not have a good basis for comparing the Fund’s sub-advisory fee with those of other similar client accounts of Uniplan. The Board also noted that the Advisor pays Uniplan’s sub-advisory fee out of the Advisor’s advisory fee.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Uniplan under the Uniplan Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Uniplan provides to the Sustainable Income Fund.

Benefits to Uniplan

The Board also considered the benefits received by Uniplan as a result of its relationship with the Sustainable Income Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Uniplan’s compliance program, the intangible benefits of Uniplan’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of each Fund, the Chesapeake Subsidiary, and the shareholders of the Funds and the Chesapeake Subsidiary and, accordingly, approved the renewal of each Fund Advisory Agreement with respect to the Funds and the Chesapeake Subsidiary, as applicable.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”) met on January 24, 2024 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

Reporting Period – November 1, 2022 through October 31, 2023

AXS Adaptive Plus Fund

AXS Alternative Value Fund

AXS Chesapeake Strategy Fund

AXS FTSE Venture Capital Return Tracker Fund

AXS Income Opportunities Fund

AXS Market Neutral Fund

AXS Merger Fund

Reporting Period – May 13, 2023 through October 31, 2023

AXS Dynamic Opportunity Fund1

AXS Tactical Income Fund1

The Board has appointed AXS Investments LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the periods detailed above (the “Program Reporting Periods”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions);
•	An overview of market liquidity for each Fund during the Program Reporting Periods;
•	Each Fund’s ability to meet redemption requests;
•	Each Fund’s cash management;
•	Each Fund’s borrowing activity, if any, in order to meet redemption requests;
•	Each Fund’s compliance with the 15% limit of illiquid investments; and
•	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Periods.

[1]	Fund reorganized into the Trust on May 13, 2023.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Periods, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Periods.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

AXS Funds

EXPENSE EXAMPLES

For the Six Months Ended March 31, 2024 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or 12b-1 fees (Class A, Class C, Class D and Investor Class shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 to March 31, 2024.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Multi-Strategy Alternatives Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/23	3/31/24	10/1/23 – 3/31/24
Investor Class	Actual Performance	$1,000.00	$1,190.00	$9.29
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.52	8.55
Class I	Actual Performance	1,000.00	1,191.50	8.36
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.37	7.70

*	Expenses are equal to the Fund’s annualized expense ratios of 1.70% and 1.53% for Investor Class shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 183/366 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

AXS Funds

EXPENSE EXAMPLES – Continued

For the Six Months Ended March 31, 2024 (Unaudited)

Sustainable Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/23	3/31/24	10/1/23 – 3/31/24
Class I	Actual Performance	$1,000.00	$1,047.20	$5.07
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.05	5.00

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class I shares, multiplied by the average account values over the period, multiplied by 183/366 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

FTSE Venture Capital Return Tracker Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/23	3/31/24	10/1/23 – 3/31/24
Class A	Actual Performance	$1,000.00	$1,383.00	$10.43
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.25	8.82
Class C	Actual Performance	1,000.00	1,378.00	14.87
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.49	12.58
Class I	Actual Performance	1,000.00	1,385.80	8.95
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.50	7.57

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75%, 2.50% and 1.50% for Class A shares, Class C shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 183/366 (to reflect the six-month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Merger Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/23	3/31/24	10/1/23 – 3/31/24
Investor Class	Actual Performance	$1,000.00	$1,031.90	$11.60
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.58	11.50
Class I	Actual Performance	1,000.00	1,034.50	10.35
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.83	10.25

*	Expenses are equal to the Fund’s annualized expense ratios of 2.28% and 2.03% for Investor Class shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 183/366 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

AXS Funds

EXPENSE EXAMPLES – Continued

For the Six Months Ended March 31, 2024 (Unaudited)

Alternative Value Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/23	3/31/24	10/1/23 – 3/31/24
Investor Class	Actual Performance	$1,000.00	$1,174.20	$13.05
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.99	12.08
Class I	Actual Performance	1,000.00	1,176.20	11.70
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.25	10.83

*	Expenses are equal to the Fund’s annualized expense ratio of 2.40% and 2.15% for Investor Class shares and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Market Neutral Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/23	3/31/24	10/1/23 – 3/31/24
Investor Class	Actual Performance	$1,000.00	$1,037.20	$18.98
	Hypothetical (5% annual return before expenses)	1,000.00	1,006.37	18.69
Class I	Actual Performance	1,000.00	1,039.30	17.72
	Hypothetical (5% annual return before expenses)	1,000.00	1,007.62	17.45

*	Expenses are equal to the Fund’s annualized expense ratio of 3.73% and 3.48% for Investor Class shares and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Adaptive Plus Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/23	3/31/24	10/1/23 – 3/31/24
Class I	Actual Performance	$1,000.00	$1,159.00	$10.74
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.05	10.02

*	Expenses are equal to the Fund’s annualized expense ratio of 1.99%, multiplied by the average account values over the period, multiplied by 183/366 (to reflect the six-month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

AXS Funds

EXPENSE EXAMPLES – Continued

For the Six Months Ended March 31, 2024 (Unaudited)

Income Opportunities Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		10/1/23	3/31/24	10/1/23 – 3/31/24
Class A	Actual Performance	$1,000.00	$1,120.20	$14.18
Class A	Hypothetical (5% annual return before expenses)	1,000.00	1,011.62	13.45
Class D	Actual Performance	1,000.00	1,116.10	18.12
Class D	Hypothetical (5% annual return before expenses)	1,000.00	1,007.87	17.20
Class I	Actual Performance	1,000.00	1,121.10	12.86
Class I	Hypothetical (5% annual return before expenses)	1,000.00	1,012.87	12.20

*	Expenses are equal to the Fund’s annualized expense ratios of 2.67%, 3.42% and 2.42% for Class A shares, Class D shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 183/366 (to reflect the six-month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Dynamic Opportunity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/23	3/31/24	10/1/23 – 3/31/24
Class A	Actual Performance	$1,000.00	$1,080.40	$11.50
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.45	10.62
Class I	Actual Performance	1,000.00	1,181.70	10.14
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.70	9.37

*	Expenses are equal to the Fund’s annualized expense ratios of 2.11% and 1.86% for Class A shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 183/366 (to reflect the six-month period). Assumes all dividends and distributions were reinvested.

Tactical Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/23	3/31/24	10/1/23 – 3/31/24
Class A	Actual Performance	$1,000.00	$1,046.90	$10.41
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.83	10.24
Class I	Actual Performance	1,000.00	1,048.90	9.14
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.08	8.99

*	Expenses are equal to the Fund’s annualized expense ratio of 2.03% and 1.78% for Class A shares and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period). Assumes all dividends and distributions were reinvested.

AXS Chesapeake Strategy Fund

EXPENSE EXAMPLE

For the Six Months Ended March 31, 2024 (Unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 to March 31, 2024.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/23	3/31/24	10/1/23 – 3/31/24
Class A	Actual Performance	$1,000.00	$983.10	$10.41
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.50	10.58
Class C	Actual Performance	1,000.00	980.10	14.11
	Hypothetical (5% annual return before expenses)	1,000.00	1,010.75	14.33
Class I	Actual Performance	1,000.00	985.30	9.18
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.75	9.32

*	Expenses are equal to the Fund’s annualized expense ratios of 2.10%, 2.85% and 1.85% for Class A shares, Class C shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 183/366 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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AXS Funds

Each a series of Investment Managers Series Trust II

Investment Advisor

AXS Investments LLC

181 Westchester Avenue, Unit 402

Port Chester, New York 10573

Sub-Advisor

Quantitative Value Technologies, LLC dba Cognios Capital

3965 West 83rd Street, Suite 348

Prairie Village, Kansas 66208

Sub-Advisor

Kellner Management, L.P.

900 Third Avenue, Suite 1401

New York, New York 10022

Sub-Advisor

Green Alpha Advisors, LLC

287 Century Circle, Suite 201

Louisville, Colorado 80027

Sub-Advisor

Chesapeake Capital Corporation

100 South Ashley Drive, Suite 1140

Tampa, Florida 33602

Sub-Advisor

Uniplan Investment Counsel, Inc

839 North Jefferson Street, Suite 502

Milwaukee, Wisconsin 53202

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, Colorado 80203

www.alpsfunds.com

FUND INFORMATION

	TICKER	CUSIP
AXS Multi-Strategy Alternatives Fund – Class I	KCMIX	46141T 455
AXS Multi-Strategy Alternatives Fund – Investor Class	KCMTX	46141T 448
AXS Sustainable Income Fund – Class I	AXSKX	46141T 349
AXS FTSE Venture Capital Return Tracker Fund – Class A	LDVAX	46141T 281
AXS FTSE Venture Capital Return Tracker Fund – Class C	LDVCX	46141T 273
AXS FTSE Venture Capital Return Tracker Fund – Class I	LDVIX	46141T 265
AXS Merger Fund – Investor Class	GAKAX	46141T 216
AXS Merger Fund – Class I	GAKIX	46141T 190
AXS Alternative Value Fund – Investor Class	COGLX	46141T 240
AXS Alternative Value Fund – Class I	COGVX	46141T 257
AXS Market Neutral Fund – Investor Class	COGMX	46141T 224
AXS Market Neutral Fund – Class I	COGIX	46141T 232
AXS Adaptive Plus Fund – Class I	AXSPX	46144X 552
AXS Income Opportunities Fund – Class A	OIOAX	46144X 602
AXS Income Opportunities Fund – Class D	OIODX	46144X 701
AXS Income Opportunities Fund – Class I	OIOIX	46144X 800
AXS Dynamic Opportunity Fund – Class A	ADOAX	46144X 479
AXS Dynamic Opportunity Fund – Class I	ADOIX	46144X 461
AXS Tactical Income Fund – Class A	TINAX	46144X 453
AXS Tactical Income Fund – Class I	TINIX	46144X 446
AXS Chesapeake Strategy Fund – Class A	ECHAX	46141T 471
AXS Chesapeake Strategy Fund – Class C	ECHCX	46141T 463
AXS Chesapeake Strategy Fund – Class I	EQCHX	46141T 372

Privacy Principles of the AXS Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AXS Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (833) 297-2587 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (833) 297-2587.

AXS Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (833) 297-2587

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/7/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/7/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	6/7/2024